As filed with the Securities and Exchange Commission on September 7, 2000

                                                       Registration No. 33-76334
                                                       Registration No. 811-5343
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             Registration Statement Under the Securities Act of 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 20

            For Registration Under the Investment Company Act of 1940
                                Amendment No. 57

                      GE Life & Annuity Separate Account 4
                           (Exact Name of Registrant)

                      GE Life and Annuity Assurance Company
                               (Name of Depositor)
                              6610 W. Broad Street
                            Richmond, Virginia 23230
               (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (804) 281-6000

                                 Donita M. King
              Senior Vice President, General Counsel and Secretary
                      GE Life and Annuity Assurance Company
                              6610 W. Broad Street
                            Richmond, Virginia 23230
                     (Name and address of Agent for Service)

                                    Copy to:
                            Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

It is proposed that this filing will become effective:
|_| immediately upon filing pursuant to paragraph (b) of Rule 485
|_| on April 28, 2000 pursuant to paragraph (b) of Rule 485
|X| 60 days after filing pursuant to paragraph (a) of Rule 485
|_| on      pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:   Interests in a Separate Account under
                                        Individual Flexible Premium Variable
                                        Deferred Annuity Policies
================================================================================

                      GE Life & Annuity Separate Account 4
                               Prospectus For The
                Flexible Premium Variable Deferred Annuity Policy
                                Form P1150 10/98
                                 Form P1143 4/94

                                   issued by:
                      GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                            Telephone: (804) 281-6000
--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis or a combination of both.

You may allocate your premium payments to Account 4, the Guarantee Account, or both. Each Investment Subdivision of Account 4 invests in shares of the Funds. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:
     Alger American Growth Portfolio, Alger American Small Capitalization Portfolio

Federated Insurance Series:
     Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

Fidelity Variable Insurance Products Fund (VIP):
     VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
     VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
     VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:
     Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund (formerly known as Value Equity Fund), Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund

Goldman Sachs Variable Insurance Trust (VIT):
     Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund (formerly known as Mid Cap Equity Fund)

Janus Aspen Series:
     Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:

     Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

PBHG Insurance Series Fund, Inc.:
     PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio

Salomon Brothers Variable Series Funds Inc:
     Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return Fund

     Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about Account 4 and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated _________, concerning Account 4 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

     The date of this Prospectus is _________.

Table of Contents

Definitions...........................................................................................................      1
Expense Table.........................................................................................................      2
Synopsis..............................................................................................................     11
Investment Results....................................................................................................     13
Financial Statements..................................................................................................     14
GE Life and Annuity Assurance Company.................................................................................     15
Account 4.............................................................................................................     16
The Guarantee Account.................................................................................................     26
Charges and Other Deductions..........................................................................................     27
The Policy............................................................................................................     31
Transfers.............................................................................................................     34
Surrenders............................................................................................................     37
The Death Benefit.....................................................................................................     39
Income Payments.......................................................................................................     44
Federal Tax Matters...................................................................................................     47
Voting Rights.........................................................................................................     53
Requesting Payments...................................................................................................     54
Distribution of the Policies..........................................................................................     55
Additional Information................................................................................................     56
Condensed Financial Information.......................................................................................     58
Appendix A............................................................................................................    A-1
Appendix B............................................................................................................    B-1
Table of Contents for Statement of Additional Information


This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account 4 -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Policies, and other variable annuity policies we issue.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of Account 4 and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in Account 4 before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole owner of the Policy following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which an Investment Subdivision invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Account 4.

Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available in all states or in all markets.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and is shown on the Policy data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Surrender Value -- The Account Value (after deduction of any optional benefit charges and policy maintenance charges) less any applicable surrender charge and any applicable premium tax.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that a Fund does not value its shares.

Valuation Period -- Period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of Account 4 and of the portfolios. For more complete descriptions of the various costs and expenses involved, see Charges and Other Deductions in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table. In addition, we reserve the right to impose a transfer charge of up to $10, although we do not currently do so.

  Owner Transaction Expenses:

The maximum surrender charge (as a percentage of each premium payment
  surrendered/withdrawn):......................................................................................      6%
We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.
(Note: During each Policy year, up to 10% of premium payments plus any gain may be withdrawn without the imposition of the surrender charge.
  Also, we may waive the surrender charge in certain cases. See Surrender
  Charge.)

Annual Expenses (As A Percentage Of Account Value):

Mortality and Expense Risk Charge..............................................................................   1.25%
Administrative Expense Charge..................................................................................    .15%
                                                                                                                ------
Total Annual Expenses..........................................................................................   1.40%

Other Annual Expenses:

Annual Policy Maintenance Charge...............................................................................   $25*
Maximum Optional Guaranteed Minimum Death Benefit Charge ("GMDB")
  (as a percentage of average benefit amount)..................................................................    .35%**
Maximum Optional Death Benefit Charge ("ODB") (as a percentage of
  Account Value)...............................................................................................    .25%***

* We do not assess this charge if your Account Value at the time the charge is due is more than $75,000.
** If the Optional Guaranteed Minimum Death Benefit applies. This may be referred to as the "Six Percent EstateProtector" in our marketing materials.
*** If the Optional Death Benefit applies. This may be referred to as the "Annual EstateProtector" in our marketing materials.

PORTFOLIO ANNUAL EXPENSES

Annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (as a percentage of each portfolio's average net assets):



                                                                                                       Other
                                                                         Management Fees           Expenses (after    Total
                                                                        (after fee waivers  12b-1   reimbursement    Annual
Portfolio                                                                 as applicable)    Fees    as applicable)  Expenses
------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Small Capitalization Portfolio                                0.85%        0.00%       0.05%        0.90%
  Alger American Growth Portfolio                                              0.75         0.00        0.04         0.79
Federated Insurance Series
  Federated American Leaders Fund II                                           0.75         0.00        0.13         0.88
  Federated High Income Bond Fund II                                           0.60         0.00        0.19         0.79
  Federated Utility Fund II                                                    0.75         0.00        0.19         0.94
Fidelity Variable Insurance Products Fund*(1)
  VIP Equity-Income Portfolio                                                  0.48         0.00        0.09         0.57
  VIP Growth Portfolio                                                         0.58         0.00        0.08         0.66
  VIP Overseas Portfolio                                                       0.73         0.00        0.18         0.91
Fidelity Variable Insurance Products Fund II*(2)
  VIP II Asset Manager Portfolio                                               0.53         0.00        0.10         0.63
  VIP II Contrafund Portfolio                                                  0.58         0.00        0.09         0.67
Fidelity Variable Insurance Products Fund III*(3)
  VIP III Growth & Income Portfolio                                            0.48         0.00        0.12         0.60
  VIP III Growth Opportunities Portfolio                                       0.58         0.00        0.11         0.69
GE Investments Funds, Inc.(4)
  Global Income Fund                                                           0.60         0.00        0.14         0.74
  Income Fund                                                                  0.50         0.00        0.07         0.57
  International Equity Fund                                                    1.00         0.00        0.08         1.08
  Mid-Cap Value Equity Fund (formerly known as Value
    Equity Fund)                                                               0.65         0.00        0.06         0.71
  Money Market Fund                                                            0.24         0.00        0.06         0.30
  Premier Growth Equity Fund                                                   0.65         0.00        0.03         0.68
  Real Estate Securities Fund                                                  0.85         0.00        0.09         0.94
  S&P 500 Index Fund                                                           0.35         0.00        0.04         0.39
  Total Return Fund                                                            0.50         0.00        0.06         0.56
  U.S. Equity Fund                                                             0.55         0.00        0.06         0.61
Goldman Sachs Variable Insurance Trust(5)
  Goldman Sachs Growth and Income Fund                                         0.75         0.00        0.25         1.00
  Goldman Sachs Mid Cap Value Fund (formerly
    known as Mid Cap Equity Fund)                                              0.80         0.00        0.25         1.05
Janus Aspen Series(6)
  Aggressive Growth Portfolio-- Institutional Shares                           0.65         0.00        0.02         0.67
  Balanced Portfolio-- Institutional Shares                                    0.65         0.00        0.02         0.67
  Capital Appreciation Portfolio-- Institutional Shares                        0.65         0.00        0.04         0.69
  Flexible Income Portfolio-- Institutional Shares                             0.65         0.00        0.07         0.72
  Global Life Sciences Portfolio-- Service Shares                              0.65         0.25        0.19         1.09
  Global Technology Portfolio-- Service Shares                                 0.65         0.25        0.13         1.03
  Growth Portfolio-- Institutional Shares                                      0.65         0.00        0.02         0.67
  International Growth Portfolio-- Institutional Shares                        0.65         0.00        0.11         0.76
  Worldwide Growth Portfolio-- Institutional Shares                            0.65         0.00        0.05         0.70


                                                                                                       Other
                                                                         Management Fees          Expenses (after    Total
                                                                        (after fee waivers 12b-1   reimbursement    Annual
Portfolio                                                                as applicable)    Fees    as applicable) Expenses

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA                                            0.66%   0.00%           0.01%      0.67%
  Oppenheimer Bond Fund/VA                                                         0.72    0.00            0.01       0.73
  Oppenheimer Capital Appreciation Fund/VA                                         0.68    0.00            0.02       0.70
  Oppenheimer High Income Fund/VA                                                  0.74    0.00            0.01       0.75
  Oppenheimer Multiple Strategies Fund/VA                                          0.72    0.00            0.01       0.73
PBHG Insurance Series Fund, Inc.(7)
  PBHG Growth II Portfolio                                                         0.85    0.00            0.35       1.20
  PBHG Large Cap Growth Portfolio                                                  0.68    0.00            0.42       1.10
Salomon Brothers Variable Series Funds Inc(8)
  Salomon Investors Fund                                                           0.70    0.00            0.28       0.98
  Salomon Strategic Bond Fund                                                      0.80    0.00            0.20       1.00
  Salomon Total Return Fund                                                        0.75    0.00            0.25       1.00

*     The fees and expenses reported for the Variable Insurance Products Fund
      (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement as applicable.

(1) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund during 1999 for the VIP Equity-Income Portfolio would have been total annual expenses of .56%, consisting of .48% management fees and .08% other expenses; for VIP Overseas Portfolio total annual expenses of .87%, consisting of .73% management fees and .14% other expenses; for VIP Growth Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.

(2) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund II during 1999 for VIP II Asset Manager Portfolio would have been total annual expenses of .62%, consisting of .53% management fees and .09% other expenses; for VIP II Contrafund Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund III during 1999 for VIP III Growth & Income Portfolio would have been total annual expenses of .59%, consisting of .48% management fees and .11% other expenses; for VIP III Growth Opportunities Portfolio total annual expenses of .68%, consisting of .58% management fees and .10% other expenses.

(4) GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been 0.50%, consisting of 0.44% in management fees and 0.06% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund for the period from May 1, 1999 through April 30, 2000, which limitation was discontinued effective May 1, 2000. Absent that expense limitation, the total annual expenses of the Fund would have been 0.72%, consisting of 0.65% in management fees and 0.07% in other expenses.

(5) Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding managment fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25% of each Fund's respective average daily net assets. The investment advisor may modify or discontinue any of the limitations. Absent reimbursements, the expenses during 1999 for Growth and Income Fund would have been total annual expenses of 1.22%, consisting of .75% management fees and .47% other expenses; for Mid Cap Value Fund and total annual expenses of 1.22%, consisting of .80% management fees and .42% other expenses.

(6) Janus Aspen Series expenses (except for Global Technology and Global Life Sciences Portfolios) are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fees for Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth, Balanced, and Income Portfolios. Expenses for Global Technology and Global Life Sciences Portfolios are based on the estimated expenses that those Portfolios expect to incur in their initial fiscal year.

      The 12b-1 fee deducted for the Janus Aspen Series (Service Shares) covers certain distribution and shareholder support services provided by the companies selling variable contracts investing in the Janus Aspen Series portfolios. The 12b-1 fee assessed against the Janus Aspen Series (Service Shares) held for the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.

(7) Absent certain fee waivers or reimbursements, the expenses of the portfolios of PBHG Insurance Series during 1999 for PBHG Large Cap Growth Portfolio total annual expenses would have been 1.17% consisting of .75% management fees and .42% other expenses.


(8) Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of Salomon Brothers Variable Series Fund during 1999 for Investors Fund would have been total annual expenses of 1.15%, consisting of .70% management fees and .45% other expenses; for Strategic Bond Fund would have been total annual expenses of 1.48%, consisting of .75% management fees and .73% other expenses; for Total Return Fund total annual expenses would have been 1.65%, consisting of .80% management fees and .85% other fees.

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (shown above in Portfolio Annual Expenses), and assume that the applicable fee waivers and reimbursements will continue. We cannot guarantee that they will continue. The Janus Global Life Sciences Portfolio and Global Technology Portfolio did not exist as of December 31, 1999; therefore, the expenses for these Portfolios are based on the estimated expenses that the Portfolios expect to incur in their initial fiscal year. The examples also assume that the $25 policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is more than $75,000 at the time the charge is due). To the extent the examples reflect charges for the optional Guaranteed Minimum Death Benefit Rider and the Optional Death Benefit Rider, the examples assume that the maximum charges apply.

                                      * * *

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (with no riders):

1.   If you surrender* your Policy at the end of the applicable period:

                                                                                             Without GMDB and ODB Riders
Investment Subdivision Investing In:                                                       1 Year 3 Years 5 Years 10 Years
Alger American Fund
  Alger American Growth Portfolio.........................................................   77.21  125.53  158.51   262.55
  Alger American Small Capitalization Portfolio...........................................   78.31  128.85  164.05   273.63
Federated Insurance Series
  Federated American Leaders Fund II......................................................   78.11  128.25  163.04   271.63
  Federated High Income Bond Fund II......................................................   77.21  125.53  158.51   262.55
  Federated Utility Fund II...............................................................   78.71  130.05  166.05   277.63
Fidelity Variable Insurance Products Fund (VIP)
  VIP Equity-Income Portfolio.............................................................   75.00  118.87  147.35   240.00
  VIP Growth Portfolio....................................................................   75.91  121.60  151.93   249.29
  VIP Overseas Portfolio..................................................................   78.41  129.15  164.55   274.63
Fidelity Variable Insurance Products Fund (VIP II)
  VIP II Asset Manager Portfolio..........................................................   75.61  120.70  150.41   246.21
  VIP II Contrafund Portfolio.............................................................   76.01  121.91  152.44   250.32
Fidelity Variable Insurance Products Fund (VIP III)
  VIP III Growth & Income Portfolio.......................................................   75.30  119.78  148.88   243.11
  VIP III Growth Opportunities Portfolio..................................................   76.21  122.51  153.46   252.37
GE Investments Funds, Inc.
  Global Income Fund......................................................................   76.71  124.02  155.99   257.48
  Income Fund.............................................................................   75.00  118.87  147.35   240.00
  International Equity Fund...............................................................   80.11  134.25  173.03   291.47
  Mid-Cap Value Equity Fund (formerly Value Equity Fund)..................................   76.41  123.12  154.47   254.42
  Money Market Fund.......................................................................   72.29  110.64  133.48   211.59
  Premier Growth Equity Fund..............................................................   76.11  122.21  152.95   251.35
  Real Estate Securities Fund.............................................................   78.71  130.05  166.05   277.63



                                       5

                                                                                        Without GMDB and ODB Riders
Investment Subdivision Investing In:                                                  1 Year  3 Years 5 Years 10 Years
  S & P 500 Index Fund...............................................................    73.19  113.39  138.13   221.15
  Total Return Fund..................................................................    74.90  118.57  146.84   238.97
  U.S. Equity Fund...................................................................    75.40  120.09  149.39   244.14
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund...............................................    79.31  131.85  169.05   283.59
  Goldman Sachs Mid Cap Value Fund...................................................    79.81  133.35  171.54   288.52
Janus Aspen Series
  Aggressive Growth Portfolio........................................................    76.01  121.91  152.44   250.32
  Balanced Portfolio.................................................................    76.01  121.91  152.44   250.32
  Capital Appreciation Portfolio.....................................................    76.21  122.51  153.46   252.37
  Flexible Income Portfolio..........................................................    76.51  123.42  154.98   255.44
  Global Life Sciences Portfolio.....................................................    80.21  134.55  173.53   292.45
  Global Technology Portfolio........................................................    79.61  132.75  170.55   286.55
  Growth Portfolio...................................................................    76.01  121.91  152.44   250.32
  International Growth Portfolio.....................................................    76.91  124.63  157.00   259.51
  Worldwide Growth Portfolio.........................................................    76.31  122.82  153.96   253.39
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund.................................................    76.01  121.91  152.44   250.32
  Oppenheimer Bond Fund..............................................................    76.61  123.72  155.48   256.46
  Oppenheimer Capital Appreciation Fund..............................................    76.31  122.82  153.96   253.39
  Oppenheimer High Income Fund.......................................................    76.81  124.33  156.49   258.49
  Oppenheimer Multiple Strategies Fund...............................................    76.61  123.72  155.48   256.46
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio...........................................................    81.31  137.83  178.98   303.18
  PBHG Large Cap Growth Portfolio....................................................    80.31  134.85  174.03   293.43
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund.............................................................    79.11  131.25  168.05   281.60
  Salomon Strategic Bond Fund........................................................    79.31  131.85  169.05   283.59
  Salomon Total Return Fund..........................................................    79.31  131.85  169.25   283.59

*   surrender includes annuitization over a period of less than 5 years

2.   If you annuitize at the end of the applicable period, or do not surrender*:

                                                                                        Without GMDB and ODB Riders
Investment Subdivision Investing In:                                                  1 Year  3 Years 5 Years 10 Years
Alger American Fund
  Alger American Growth Portfolio....................................................    23.21   71.53  122.51   262.55
  Alger American Small Capitalization Portfolio......................................    24.31   74.85  128.05   273.63
Federated Insurance Series
  Federated American Leaders Fund II.................................................    24.11   74.25  127.04   271.63
  Federated High Income Bond Fund II.................................................    23.21   71.53  122.51   262.55
  Federated Utility Fund II..........................................................    24.71   76.05  130.05   277.63
Fidelity Variable Insurance Products Fund (VIP)
  VIP Equity-Income Portfolio........................................................    21.00   64.87  111.35   240.00
  VIP Growth Portfolio...............................................................    21.91   67.60  115.93   249.29
  VIP Overseas Portfolio.............................................................    24.41   75.15  128.55   274.63
Fidelity Variable Insurance Products Fund (VIP II)
  VIP II Asset Manager Portfolio.....................................................    21.61   66.70  114.41   246.21
  VIP II Contrafund Portfolio........................................................    22.01   67.91  116.44   250.32
Fidelity Variable Insurance Products Fund (VIP III)
  VIP III Growth & Income Portfolio..................................................    21.30   65.78  112.88   243.11
  VIP III Growth Opportunities Portfolio.............................................    22.21   68.51  117.46   252.37

                                                                                           Without GMDB and ODB Riders
Investment Subdivision Investing In:                                                     1 Year  3 Years 5 Years 10 Years
GE Investments Funds, Inc.
  Global Income Fund....................................................................    22.71   70.02  119.99   257.48
  Income Fund...........................................................................    21.00   64.87  111.35   240.00
  International Equity Fund.............................................................    26.11   80.25  137.03   291.47
  Mid-Cap Value Equity Fund (formerly Value Equity Fund)................................    22.41   69.12  118.47   254.42
  Money Market Fund.....................................................................    18.29   56.64   97.48   211.59
  Premier Growth Equity Fund............................................................    22.11   68.21  116.95   251.35
  Real Estate Securities Fund...........................................................    24.71   76.05  130.05   277.63
  S & P 500 Index Fund..................................................................    19.19   59.39  102.13   221.15
  Total Return Fund.....................................................................    20.90   64.57  110.84   238.97
  U.S. Equity Fund......................................................................    21.40   66.09  113.39   244.14
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund..................................................    25.31   77.85  133.05   283.59
  Goldman Sachs Mid Cap Value Fund......................................................    25.81   79.35  135.54   288.52
Janus Aspen Series
  Aggressive Growth Portfolio...........................................................    22.01   67.91  116.44   250.32
  Balanced Portfolio....................................................................    22.01   67.91  116.44   250.32
  Capital Appreciation Portfolio........................................................    22.21   68.51  117.46   252.37
  Flexible Income Portfolio.............................................................    22.51   69.42  118.98   255.44
  Global Life Sciences Portfolio........................................................    26.21   80.55  137.53   292.45
  Global Technology Portfolio...........................................................    25.61   78.75  134.55   286.55
  Growth Portfolio......................................................................    22.01   67.91  116.44   250.32
  International Growth Portfolio........................................................    22.91   70.63  121.00   259.51
  Worldwide Growth Portfolio............................................................    22.31   68.82  117.96   253.39
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund....................................................    22.01   67.91  116.44   250.32
  Oppenheimer Bond Fund.................................................................    22.61   69.72  119.48   256.46
  Oppenheimer Capital Appreciation Fund.................................................    22.31   68.82  117.96   253.39
  Oppenheimer High Income Fund..........................................................    22.81   70.33  120.49   258.49
  Oppenheimer Multiple Strategies Fund..................................................    22.61   69.72  119.48   256.46
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio..............................................................    27.31   83.83  142.98   303.18
  PBHG Large Cap Growth Portfolio.......................................................    26.31   80.85  138.03   293.43
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund................................................................    25.11   77.25  132.05   281.60
  Salomon Strategic Bond Fund...........................................................    25.31   77.85  133.05   283.59
  Salomon Total Return Fund.............................................................    25.31   77.85  133.05   283.59

*   surrender includes annuitization over a period of less than 5 years

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (including the GMDB and ODB riders):


3.       If you surrender* your Policy at the end of the applicable period:

                                                                       With GMDB and ODB Riders
Investment Subdivision Investing In:                            1 Year    3 Years    5 Years      10 Years
Alger American Fund
  Alger American Growth Portfolio.............................   83.27     144.10     190.10       329.22
  Alger American Small Capitalization Portfolio...............   84.37     147.37     195.51       339.77


                                                                        With GMDB and ODB Riders
Investment Subdivision Investing In:                            1 Year    3 Years    5 Years      10 Years
Federated Insurance Series
  Federated American Leaders Fund II..........................   84.17     146.77     194.53       337.86
  Federated High Income Bond Fund II..........................   83.27     144.10     190.10       329.22
  Federated Utility Fund II...................................   84.77     148.55     197.47       343.57
Fidelity Variable Insurance Products Fund (VIP)
  VIP Equity-Income Portfolio.................................   81.07     137.52     179.19       307.74
  VIP Growth Portfolio........................................   81.97     140.22     183.67       316.59
  VIP Overseas Portfolio......................................   84.47     147.66     196.00       340.72
Fidelity Variable Insurance Products Fund (VIP II)
  VIP II Asset Manager Portfolio..............................   81.67     139.32     182.18       313.65
  VIP II Contrafund Portfolio.................................   82.07     140.52     184.16       317.57
Fidelity Variable Insurance Products Fund (VIP III)
  VIP III Growth & Income Portfolio...........................   81.37     138.42     180.68       310.70
  VIP III Growth Opportunities Portfolio......................   82.27     141.11     185.16       319.52
GE Investments Funds, Inc.
  Global Income Fund..........................................   82.77     142.61     187.63       324.38
  Income Fund.................................................   81.07     137.52     179.19       307.74
  International Equity Fund...................................   86.16     152.69     204.30       356.75
  Mid-Cap Value Equity Fund (formerly Value Equity Fund)......   82.47     141.71     186.15       321.47
  Money Market Fund...........................................   78.37     129.08     164.51       274.98
  Premier Growth Equity Fund..................................   82.17     140.81     184.66       318.55
  Real Estate Securities Fund.................................   84.77     148.55     197.47       343.57
  S & P 500 Index Fund........................................   54.00     132.11     170.17       289.78
  Total Return Fund...........................................   80.97     137.22     178.69       306.75
  U.S. Equity Fund............................................   81.47     138.72     181.18       311.69
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund........................   85.36     150.33     200.40       349.24
  Goldman Sachs Mid Cap Value Fund............................   85.86     151.81     202.84       353.94
Janus Aspen Series
  Aggressive Growth Portfolio.................................   82.07     140.52     184.16       317.57
  Balanced Portfolio..........................................   82.07     140.52     184.16       317.57
  Capital Appreciation Portfolio..............................   82.27     141.11     185.16       319.52
  Flexible Income Portfolio...................................   82.57     142.01     186.64       322.44
  Global Life Sciences Portfolio..............................   86.26     152.99     204.78       357.69
  Global Technology Portfolio.................................   85.66     151.22     201.86       352.07
  Growth Portfolio............................................   82.07     140.52     184.16       317.57
  International Growth Portfolio..............................   82.97     143.20     188.62       326.32
  Worldwide Growth Portfolio..................................   82.37     141.41     185.65       320.50
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund..........................   82.07     140.52     184.16       317.57
  Oppenheimer Bond Fund.......................................   82.67     142.31     187.14       323.41
  Oppenheimer Capital Appreciation Fund.......................   82.37     141.41     185.65       320.50
  Oppenheimer High Income Fund................................   82.87     142.90     188.13       325.35
  Oppenheimer Multiple Strategies Fund........................   82.67     142.31     187.14       323.41
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio....................................   87.35     156.23     210.11       367.89
  PBHG Large Cap Growth Portfolio.............................   86.36     153.28     205.27       358.62
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund......................................   85.17     149.74     199.42       347.36
  Salomon Strategic Bond Fund.................................   85.36     150.33     200.40       349.24
  Salomon Total Return Fund...................................   85.36     150.33     200.40       349.24

*   surrender includes annuitization over a period of less than 5 years

4.   If you annuitize at the end of the applicable period, or do not surrender*:

                                                                       With GMDB and ODB Riders
Investment Subdivision Inve                                     1 Year    3 Years     5 Years       10 Years
Alger American Fund
  Alger American Growth Portfolio.............................   29.27      90.10     154.10       329.22
  Alger American Small Capitalization Portfolio...............   30.37      93.37     159.51       339.77
Federated Insurance Series
  Federated American Leaders Fund II..........................   30.17      92.77     158.53       337.86
  Federated High Income Bond Fund II..........................   29.27      90.10     154.10       329.22
  Federated Utility II........................................   30.77      94.55     161.47       343.57
Fidelity Variable Insurance Products Fund (VIP)
  VIP Equity-Income Portfolio.................................   27.07      83.52     143.19       307.74
  VIP Growth Portfolio........................................   27.97      86.22     147.67       316.59
  VIP Overseas Portfolio......................................   30.47      93.66     160.00       340.72
Fidelity Variable Insurance Products Fund (VIP II)
  VIP II Asset Manager Portfolio..............................   27.67      85.32     146.18       313.65
  VIP II Contrafund Portfolio.................................   28.07      86.52     148.16       317.57
Fidelity Variable Insurance Products Fund (VIP III)
  VIP III Growth & Income Portfolio...........................   27.37      84.42     144.68       310.70
  VIP III Growth Opportunities Portfolio......................   28.27      87.11     149.16       319.52
GE Investments Funds, Inc.
  Global Income Fund..........................................   28.77      88.61     151.63       324.38
  Income Fund.................................................   27.07      83.52     143.19       307.74
  International Equity Fund...................................   32.16      98.69     168.30       356.75
  Mid-Cap Value Equity Fund (formerly Value Equity Fund)......   28.47      87.71     150.15       321.47
  Money Market Fund...........................................   24.37      75.08     128.51       274.98
  Premier Growth Equity Fund..................................   28.17      86.81     148.66       318.55
  Real Estate Securities Fund.................................   30.77      94.55     161.47       343.57
  S & P 500 Index Fund........................................   25.27      78.11     134.17       289.78
  Total Return Fund...........................................   26.97      83.22     142.69       306.75
  U.S. Equity Fund............................................   27.47      84.72     145.18       311.69
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund........................   31.36      96.33     164.40       349.24
  Goldman Sachs Mid Cap Value Fund............................   31.86      97.81     166.84       353.94
Janus Aspen Series
  Aggressive Growth Portfolio.................................   28.07      86.52     148.16       317.57
  Balanced Portfolio..........................................   28.07      86.52     148.16       317.57
  Capital Appreciation Portfolio..............................   28.27      87.11     149.16       319.52
  Flexible Income Portfolio...................................   28.57      88.01     150.64       322.44
  Global Life Sciences Portfolio..............................   32.36      98.09     168.78       357.69
  Global Technology Portfolio.................................   31.66      97.22     165.86       352.07
  Growth Portfolio............................................   28.07      86.52     148.16       317.57
  International Growth Portfolio..............................   28.97      89.20     152.62       326.32
  Worldwide Growth Portfolio..................................   28.37      87.41     149.65       320.50
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund..........................   28.07      86.52     148.16       317.57
  Oppenheimer Bond Fund.......................................   28.67      88.31     151.14       323.41
  Oppenheimer Capital Appreciation Fund.......................   28.37      87.41     149.65       320.50
  Oppenheimer High Income Fund................................   28.87      88.90     152.13       325.35
  Oppenheimer Multiple Strategies Fund........................   28.67      88.31     151.14       323.41
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio....................................   33.35     102.23     174.11       367.89
  PBHG Large Cap Growth Portfolio.............................   32.36      99.28     169.27       358.62
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund......................................   31.17      95.74     163.42       347.36
  Salomon Strategic Bond Fund.................................   31.36      96.33     164.40       349.24
  Salomon Total Return Fund...................................   31.36      96.33     164.40       349.24

*   surrender includes annuitization over a period of less than 5 years

The Funds supplied all of the figures provided under the subheading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

OTHER POLICIES

We offer other variable annuity policies which also may invest in the same portfolios of the Funds offered under the Policy. These policies have different charges that could affect their investment subdivisions' performance, and they offer different benefits.

Synopsis


What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this prospectus may vary from your Policy. If your Policy Form is P1143 4/94, please see the Appendix. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy to you. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under Account 4 or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose a fixed or variable income payment. If you choose a variable income payment, we will base your periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See The Policy.

What are my variable investment choices? Through its 43 Investment Subdivisions, Account 4 uses your premium payments to purchase shares, at your direction, in one or more portfolios of the 11 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to Account 4 will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. See Account 4 -- Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and Account 4 subject to certain restrictions. See Transfers Before the Maturity Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the Policy. (Note: We waive this charge under certain conditions). See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of Account 4, including that portion of the account attributable to your premium payments. These charges consist of .15% as an administrative expense charge and 1.25% as a mortality and expense risk charge. Additionally, we may impose an annual $25 policy maintenance charge. We also charge for the optional GMDB and the ODB. For a complete discussion of all charges associated with the Policy, see Charges and Other Deductions.

If your state assesses a premium tax with respect to your Policy, then at the time your Policy incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Account Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Portfolio Annual Expenses. These expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of an Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See The Policy -- Transfers Before the Maturity Date and Income Payments -- Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax

Matters. A partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Account Value.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Home Office, and have us cancel the Policy within a certain number of days (usually 10 days from the date you receive the Policy, but some states require different periods).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund equal to your Account Value plus any charges we have deducted from premium payments prior to the allocation to Account 4 (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Policy. Or, if greater, and required by the law of your state, we will refund your premium payments (less any withdrawals previously taken). This calculation may change. See Return Privilege.

When are my allocations effective? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Investment Subdivisions you choose.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, Account 4 may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect portfolio charges and expenses, the administrative expense charge, the mortality and expense risk charge, and the annual policy maintenance charge. Total returns do not reflect the optional GMDB charge or the ODB charge. They also do not reflect any premium taxes. See Appendix B for further information.

Financial Statements

The consolidated financial statements for GE Life and Annuity Assurance Company, and GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Account 4

We established Account 4 as a separate investment account on August 19, 1987. Account 4 may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use Account 4 to support the Policy as well as for other purposes permitted by law.

Account 4 currently has 43 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net premium payments in accordance with your instructions among up to ten of the 43 Investment Subdivisions available under the Policy.

The assets of Account 4 belong to us. Nonetheless, we do not charge the assets in Account 4 attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of Account 4 shall, however, be available to cover the liabilities of our General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against Account 4 without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered Account 4 with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Account 4 meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of Account 4 by the SEC. You assume the full investment risk for all amounts you allocate to Account 4.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges. Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to Account 4. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 43 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may invest in up to ten Investment Subdivisions plus the Guarantee Account at any one time.

                                                                                              Adviser (and Sub-
                                                                                                 Adviser, as
                             Investment Subdivision      Investment Objective                   applicable)
                             -------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND      Alger American Growth        Seeks long-term capital            Fred Alger
                             Portfolio                    appreciation by                    Management, Inc.
                                                          focusing on growing
                                                          companies that
                                                          generally have broad
                                                          product lines,
                                                          markets, financial
                                                          resources and depth of
                                                          management. Under
                                                          normal circumstances,
                                                          the portfolio invests
                                                          primarily in the
                                                          equity securities of
                                                          large companies. The
                                                          portfolio considers a
                                                          large company to have
                                                          a market
                                                          capitalization of $1
                                                          billion or greater.
                             Alger American Small         Seeks long-term capital            Fred Alger
                             Capitalization Portfolio     appreciation by                    Management, Inc.
                                                          focusing on small,
                                                          fast-growing companies
                                                          that offer innovative
                                                          products, services or
                                                          technologies to a
                                                          rapidly expanding
                                                          marketplace. Under
                                                          normal circumstances,
                                                          the portfolio invests
                                                          primarily in the
                                                          equity securities of
                                                          small capitalization
                                                          companies. A small
                                                          capitalization company
                                                          is one that has a
                                                          market capitalization
                                                          within the range of
                                                          the Russell 2000
                                                          Growth Index or the
                                                          S&P(R) Small Cap 600
                                                          Index.
                             -------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES   Federated American Leaders   Seeks long-term growth of          Federated Investment
                             Fund II                      capital with a                     Management Company
                                                          secondary objective of
                                                          providing income.
                                                          Seeks to achieve its
                                                          objective by
                                                          investing, under
                                                          normal circumstances,
                                                          at least 65% of its
                                                          total assets in common
                                                          stock of "blue chip"
                                                          companies.

                                                                                      Adviser (and Sub-
                                                                                        Adviser, as
                         Investment Subdivision   Investment Objective                   applicable)
                         ------------------------------------------------------------------------------------
                         Federated High Income    Seeks high current income by        Federated Investment
                         Bond Fund II             investing primarily in a            Management Company
                                                  diversified portfolio of
                                                  professionally managed
                                                  fixed-income securities. The
                                                  fixed income securities in
                                                  which the fund intends to
                                                  invest are lower-rated
                                                  corporate debt obligations,
                                                  commonly referred to as "junk
                                                  bonds". The risks of these
                                                  securities and their high
                                                  yield potential are described
                                                  in the prospectus for the
                                                  Federated Insurance Series,
                                                  which should be read carefully
                                                  before investing.
                         Federated Utility        Seeks high current income and       Federated Investment
                         Fund II                  moderate capital appreciation       Management Company
                                                  by investing primarily in
                                                  equity and debt securities of
                                                  utility companies.
                         ------------------------------------------------------------------------------------
FIDELITY VARIABLE        VIP Equity-Income        Seeks reasonable income and will    Fidelity Management &
INSURANCE PRODUCTS       Portfolio                consider the potential for capital  Research Company;
FUND                                              appreciation. The fund also seeks   beginning January 1,
                                                  a yield, which exceeds the          2001, FMR Co., Inc. will
                                                  composite yield on the              subadvise
                                                  securities comprising the S&P 500
                                                  by investing primarily in
                                                  income-producing
                                                  equity securities and by investing
                                                  in domestic and foreign issuers.
                         VIP Growth Portfolio     Seeks capital appreciation by       Fidelity Management &
                                                  investing primarily in common       Research Company;
                                                  stocks of companies believed to     beginning January 1,
                                                  have above-average growth           2001, FMR Co., Inc.
                                                  potential.                          will subadvise
                         VIP Overseas Portfolio   Seeks long-term growth of capital   Fidelity Management &
                                                  by investing at least 65% of total  Research Company
                                                  assets in foreign securities,       (subadvised by
                                                  primarily in common stocks.         Fidelity Management &
                                                                                      Research (U.K.) Inc.,
                                                                                      Fidelity Management &
                                                                                      Research (Far East)
                                                                                      Inc., Fidelity
                                                                                      International
                                                                                      Investments Advisors,
                                                                                      Fidelity International
                                                                                      Investment Advisors
                                                                                      (U.K.) Limited, and
                                                                                      Fidelity Investments
                                                                                      Japan Limited;
                                                                                      beginning January 1,
                                                                                      2001, FMR Co., Inc.
                                                                                      will subadvise)

                                                                                                   Adviser (and Sub-
                               Investment Subdivision                Investment Objective        Adviser, as applicable)
                               ------------------------------------------------------------------------------------------
FIDELITY VARIABLE              VIP II Asset Manager Portfolio        Seeks high total             Fidelity Management &
INSURANCE PRODUCTS                                                   return with                  Research Company
FUND II (VIP II)                                                     reduced risk                 (subadvised by Fidelity
                                                                     over the long-term by        Management & Research
                                                                     allocating assets            (U.K.) Inc., Fidelity
                                                                     among stocks, bonds          Management & Research
                                                                     and short-term and           (Far East) Inc.,
                                                                     money market instruments.    Fidelity Investments
                                                                                                  Japan Limited and
                                                                                                  Fidelity Investments
                                                                                                  Money Management, Inc;
                                                                                                  beginning January 1,
                                                                                                  2001, FMR Co., Inc. will
                                                                                                  subadvise)
                               VIP II Contrafund(R) Portfolio        Seeks long-term capital      Fidelity Management
                                                                     appreciation by investing    Research Company
                                                                     mainly in common stocks      (subadvised by Fidelity
                                                                     and in securities of         Management & Research
                                                                     companies whose value        (U.K.) Inc., Fidelity
                                                                     is believed to have not      Management & Research
                                                                     been fully recognized by     (Far East) Inc and Fidelity
                                                                     the public. This fund        Investments Japan Limited;
                                                                     invests in domestic and      beginning January 1, 2001,
                                                                     foreign issuers. This fund   FMR Co., will subadvise)
                                                                     also invests in "growth"
                                                                     stocks, "value" stocks,
                                                                     or both.
                               ------------------------------------------------------------------------------------------
FIDELITY VARIABLE              VIP III Growth & Income Portfolio     Seeks high total return      Fidelity Management &
INSURANCE PRODUCTS                                                   through a combination of     Research Company
FUND III (VIP III)                                                   current income and           (subadvised by Fidelity
                                                                     capital appreciation by      Management & Research
                                                                     investing a majority of      (U.K.) Inc., Fidelity
                                                                     assets in common stocks      Management & Research
                                                                     with a focus on those that   (Far East) Inc. and
                                                                     pay current dividends and    Fidelity Investments
                                                                     show potential for capital   Japan Limited;
                                                                     appreciation.                beginning January
                                                                                                  1, 2001, FMR
                                                                                                  Co., Inc. will
                                                                                                  subadvise)
                               VIP III Growth Opportunities          Seeks to provide             Fidelity Management &
                               Portfolio                             capital growth by            Research Company
                                                                     investing primarily in       (subadvised by Fidelity
                                                                     common stock and             Management & Research
                                                                     other types of securities,   (U.K.) Inc., Fidelity
                                                                     including bonds,             Management & Research
                                                                     which may be lower-quality   (Far East) Inc. and
                                                                     debt securities.             Fidelity Investments
                                                                                                  Japan Limited;
                                                                                                  beginning January 1,
                                                                                                  2001, FMR Co., will
                                                                                                  subadvise)

                                                                                          Adviser (and Sub-
                                                                                             Adviser, as
                          Investment Subdivision    Investment Objective                     applicable)
                          -------------------------------------------------------------------------------------
GE INVESTMENTS            Global Income Fund        Objective of providing high total   GE Asset Management
 FUNDS, INC.                                        return, emphasizing current         Incorporated (subadvised by GE
                                                    income and, to a lesser extent,     Asset Management Limited)
                                                    capital appreciation. The Fund
                                                    seeks to achieve this objective by
                                                    investing primarily in foreign and
                                                    domestic income-bearing debt
                                                    securities and other foreign and
                                                    domestic income bearing
                                                    instruments. The Global Income Fund
                                                    is not "diversified" as defined by
                                                    the Investment Company Act of 1940.
                                                    Therefore, the Fund may invest a
                                                    greater percentage of its assets in
                                                    a particular issuer than the other
                                                    Funds making it more susceptible to
                                                    adverse developments affecting a
                                                    single issuer. Nonetheless, the
                                                    Fund is subject to diversification
                                                    requirements arising under the
                                                    federal tax laws and a limitation
                                                    on concentration of investments in
                                                    a single industry.
                          Income Fund               Objective of providing maximum      GE Asset Management
                                                    income consistent with              Incorporated
                                                    prudent investment management
                                                    and preservation of capital
                                                    by investing primarily in
                                                    income-bearing debt securities
                                                    and other income bearing
                                                    instruments.
                          International             Objective of providing long-term    GE Asset Management
                          Equity Fund               growth of capital by                Incorporated
                                                    investing primarily in
                                                    foreign equity and
                                                    equity-related securities
                                                    which the adviser believes
                                                    have long-term potential for
                                                    capital growth.
                          Mid-Cap Value Equity      Objective of providing long         GE Asset Management
                          Fund (formerly            term growth of capital by           Incorporated (Subadvised
                          Value Equity Fund)        investing primarily in common       by NWQ Investment
                                                    stock and other equity              Management Company)
                                                    securities of companies that the
                                                    investment adviser believes
                                                    are undervalued by the
                                                    marketplace at the time of
                                                    purchase and that offer the
                                                    potential for above-average
                                                    growth of capital. Although
                                                    the current portfolio
                                                    reflects investments
                                                    primarily within the mid-cap
                                                    range, the fund is not
                                                    restricted to investments
                                                    within any particular
                                                    capitalization and may in
                                                    the future invest a majority
                                                    of its assets in another
                                                    capitalization range.
                          Money Market Fund         Objective of providing highest      GE Asset Management
                                                    level of current income as is       Incorporated
                                                    consistent with high liquidity
                                                    and safety of principal by
                                                    investing in various types of
                                                    good quality money
                                                    market securities.

                                                                                              Adviser (and Sub-
                                                                                                 Adviser, as
                            Investment Subdivision             Investment Objective              applicable)
                            ---------------------------------------------------------------------------------------
                            Premier Growth                     Objective of providing          GE Asset Management
                            Equity Fund                        long-term growth of             Incorporated
                                                               capital as well as
                                                               future (rather than
                                                               current) income by
                                                               investing primarily in
                                                               growth-oriented equity
                                                               securities.
                            Real Estate Securities             Objective of providing          GE Asset Management
                            Fund                               maximum total return            Incorporated (Subadvised
                                                               through current income          by Seneca Capital
                                                               and capital appreciation        Management, L.L.C.)
                                                               by investing primarily in
                                                               securities of U.S. issuers
                                                               that are principally engaged
                                                               in or related to the real
                                                               estate industry including
                                                               those that own significant
                                                               real estate assets. The
                                                               portfolio will not invest
                                                               directly in real estate.
                            S&P 500 Index Fund(1)              Objective of providing          GE Asset Management
                                                               capital appreciation            Incorporated (Subadvised
                                                               and accumulation of income      by State Street Global
                                                               that corresponds to the         Advisors)
                                                               investment return of
                                                               the Standard & Poor's 500
                                                               Composite Stock Price Index
                                                               through investment in common
                                                               stocks comprising the Index.
                            Total Return Fund                  Objective of providing the      GE Asset Management
                                                               highest total return,           Incorporated
                                                               composed of current income
                                                               and capital appreciation, as
                                                               is consistent with prudent
                                                               investment risk by investing
                                                               in common stock, bonds and
                                                               money market instruments, the
                                                               proportion of each being
                                                               continuously determined by the
                                                               investment adviser.
                            U.S. Equity Fund                   Objective of providing          GE Asset Management
                                                               long-term growth of             Incorporated
                                                               capital through investments
                                                               primarily in equity
                                                               securities of U.S. companies.
                            ---------------------------------------------------------------------------------------
GOLDMAN SACHS               Goldman Sachs Growth               Seeks long-term growth of       Goldman Sachs Asset
VARIABLE INSURANCE          and Income Fund                    capital and growth of           Management
TRUST (VIT)                                                    income, primarily through
                                                               equity securities that are
                                                               considered to have
                                                               favorable prospects for
                                                               capital appreciation
                                                               and/or dividend-paying
                                                               ability.
                            Goldman Sachs Mid Cap Value        Seeks long-term capital        Goldman Sachs Asset
                            Fund (formerly Mid Cap             appreciation, primarily        Management
                            Equity Fund)                       through equity securities of
                                                               mid-cap companies with public
                                                               stock market capitalizations
                                                               within the range of the
                                                               market capitalization of
                                                               companies constituting the
                                                               Russell Midcap Index at
                                                               the time of investment
                                                               (currently between $400
                                                               million and $16 billion).
                            ---------------------------------------------------------------------------------------
JANUS ASPEN SERIES          Aggressive Growth Portfolio        Non-diversified portfolio      Janus Capital
                                                               pursuing long-term growth      Corporation
                                                               of capital. Pursues this
                                                               objective by normally investing
                                                               at least 50% of its assets
                                                               in equity securities
                                                               issued by medium-sized companies.

(1) "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                                                           Adviser (and Sub-
                                                                                              Adviser, as
                          Investment Subdivision   Investment Objective                       applicable)
                          --------------------------------------------------------------------------------------
                          Balanced Portfolio        Seeks long term growth of capital.     Janus Capital
                                                    Pursues this objective consistent      Corporation
                                                    with the preservation of capital
                                                    and balanced by current income.
                                                    Normally invests 40-60% of its
                                                    assets in securities selected
                                                    primarily for their growth
                                                    potential and 40-60% of its
                                                    assets in securities  selected
                                                    primarily for their income
                                                    potential.
                          Capital Appreciation      Non-diversified portfolio              Janus Capital
                          Portfolio                 pursuing long-term growth of           Corporation
                                                    capital. Pursues this objective
                                                    by investing primarily in
                                                    common stocks of companies
                                                    of any size.
                          Flexible Income           Seeks maximum total return             Janus Capital
                          Portfolio                 consistent with preservation of        Corporation
                                                    capital. Total return is
                                                    expected to result from a
                                                    combination of income and
                                                    capital appreciation. The
                                                    portfolio pursues its
                                                    objective primarily by
                                                    investing in any type of
                                                    income-producing securities.
                                                    This portfolio may have
                                                    substantial holdings of
                                                    lower-rated debt securities
                                                    or "junk" bonds. The risks
                                                    of investing in junk bonds
                                                    are described in the
                                                    prospectus for Janus Aspen
                                                    Series, which should be read
                                                    carefully before investing.
                          Global Life Sciences      Seeks long-term growth of              Janus Capital
                          Portfolio                 capital. The portfolio                 Corporation
                                                    pursues this objective
                                                    by investing at least 65% of
                                                    its total assets in
                                                    securities of U.S. and
                                                    foreign companies that the
                                                    portfolio manager believes
                                                    have a life science
                                                    orientation. The portfolio
                                                    normally invests at least
                                                    25% of its total assets, in
                                                    the aggregate, in the
                                                    following industry groups:
                                                    health care; pharmaceuticals;
                                                    agriculture; cosmetics/personal
                                                    care; and biotechnology.
                          Global Technology         Seeks long-term growth of              Janus Capital
                          Portfolio                 capital. The portfolio                 Corporation
                                                    pursues this objective
                                                    by investing at least 65%
                                                    of its total assets in
                                                    securities of U.S. and
                                                    foreign companies that
                                                    the portfolio manager
                                                    believes will benefit
                                                    significantly from advances
                                                    or improvements in
                                                    technology.
                          Growth Portfolio          Seeks long-term capital growth         Janus Capital
                                                    consistent with the preservation       Corporation
                                                    of capital and pursues its
                                                    objective by investing in
                                                    common stocks of companies
                                                    of any size. Emphasizes
                                                    larger, more established
                                                    issuers.



                                                                                                 Adviser (and Sub-
                                                                                                   Adviser, as
                              Investment Subdivision       Investment Objective                     applicable)
                              ----------------------------------------------------------------------------------------
                              International Growth         Seeks long-term growth of capital.      Janus Capital
                              Portfolio                    Pursues this objective primarily        Corporation
                                                           through investments in common
                                                           stocks of issuers located
                                                           outside the United States. The
                                                           portfolio normally invests at
                                                           least 65% of its total assets
                                                           in securities of issuers
                                                           from at least five different
                                                           countries, excluding the United
                                                           States.
                              Worldwide Growth Portfolio   Seeks long-term capital growth in a     Janus Capital
                                                           manner consistent with the              Corporation
                                                           preservation of capital.
                                                           Pursues this objective
                                                           by investing in a
                                                           diversified portfolio of
                                                           common stocks of foreign and
                                                           domestic issuers of all
                                                           sizes. Normally invests in at
                                                           least five different countries
                                                           including the United States.
                              ----------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE          Oppenheimer Aggressive       Seeks to achieve capital                OppenheimerFunds, Inc.
ACCOUNT FUNDS                 Growth Fund/VA               appreciation investing
                                                           mainly in common stocks of
                                                           companies in the United States
                                                           believed by the fund's
                                                           investment manager,
                                                           OppenheimerFunds Inc.,
                                                           to have significant growth
                                                           potential.
                              Oppenheimer                  Seeks high level of current             OppenheimerFunds, Inc.
                              Bond Fund/VA                 income and capital appreciation
                                                           when consistent with its
                                                           primary objective of high
                                                           income. Under normal
                                                           conditions this fund will
                                                           invest at least 65% of its
                                                           total assets in investment
                                                           grade securities.
                              Oppenheimer Capital          Seeks capital appreciation              OppenheimerFunds, Inc.
                              Appreciation                 from investments in securities
                              Fund/VA                      of well-known and established
                                                           companies. Such securities
                                                           generally have a history
                                                           of earnings and dividends
                                                           and are issued by seasoned
                                                           companies (having an operating
                                                           history of at least five
                                                           years, including predecessors).
                              Oppenheimer High Income      Seeks high current income from          OppenheimerFunds, Inc.
                              Fund/VA                      investments in high yield fixed
                                                           income securities, including
                                                           unrated securities or high-risk
                                                           securities in lower rating
                                                           categories. These securities may
                                                           be considered speculative. This
                                                           fund may have substantial holdings
                                                           of lower-rated debt securities or
                                                           "junk" bonds. The risks of investing
                                                           in junk bonds are described
                                                           in the prospectus for the
                                                           Oppenheimer Variable Account
                                                           Funds, which should be read
                                                           carefully before investing.

                                                                                                  Adviser (and Sub-
                                                                                                    Adviser, as
                               Investment Subdivision        Investment Objective                    applicable)
                               ---------------------------------------------------------------------------------------
                               Oppenheimer Multiple          Seeks total investment return         OppenheimerFunds,
                               Strategies Fund/VA            (which includes current income        Inc.
                                                             and capital appreciation in the
                                                             values of its shares) from
                                                             investments in common stocks and
                                                             other equity securities, bonds
                                                             and other debt securities, and
                                                             "money market" securities.
                               ---------------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND,    PBHG Growth II Portfolio      Seeks to achieve capital              Pilgrim Baxter &
INC.                                                         appreciation by investing at          Associates, Ltd.
                                                             least 65% of its total assets
                                                             in the growth securities
                                                             (primarily common stocks) of
                                                             small and medium sized
                                                             companies (market
                                                             capitalization or annual
                                                             revenues between $500 million
                                                             and $10 billion) that, in the
                                                             adviser's opinion, have an
                                                             outlook for strong earnings
                                                             growth and capital
                                                             appreciation potential.
                               PBHG Large Cap Growth         Seeks long term growth                Pilgrim Baxter &
                               Portfolio                     of capital obtained by                Associates, Ltd.
                                                             investing at least 65% of its
                                                             total assets in growth
                                                             securities (primarily common
                                                             stocks) of large
                                                             capitalization companies
                                                             (market capitalization over $1
                                                             billion) that, in the
                                                             adviser's opinion, have an
                                                             outlook for strong earnings
                                                             growth and capital
                                                             appreciation potential.
                               ---------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE      Salomon Investors Fund        Seeks long-term growth of             Salomon Brothers
SERIES FUNDS INC.                                            capital with current income as        Asset Management Inc
                                                             a secondary objective,
                                                             primarily through investments
                                                             in common stocks of well-known
                                                             companies.
                               Salomon Strategic Bond Fund   Seeks high level of current           Salomon Brothers
                                                             income with capital                   Asset Management Inc
                                                             appreciation as a secondary
                                                             objective, through a globally
                                                             diverse portfolio of fixed-
                                                             income investments, including
                                                             lower-rated fixed income
                                                             securities commonly known as
                                                             junk bonds.
                               Salomon Total Return Fund     Seeks to obtain above-average         Salomon Brothers
                                                             income by primarily investing         Asset Management Inc
                                                             in a broad variety of
                                                             securities, including stocks,
                                                             fixed-income securities and
                                                             short-term obligations.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Account 4. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios.

CHANGES TO ACCOUNT 4 AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which Account 4 participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. The new portfolio may have higher fees and charges than the portfolio it replaced. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate an Investment Subdivision without prior notice to you and before approval of the SEC. Not all Investment Subdivisions may be available to all classes of Policies.

If permitted by law, we may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of Account 4 to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account, nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account, and the General Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. (See Transfers Before the Maturity Date.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to a Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of Policies.)

Charges and Other Deductions

All of the charges described in this section apply to Account Value allocated to Account 4. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

o   processing applications for and issuing the Policies;

o   maintaining records;

o   administering annuity payouts;

o furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

o   reconciling and depositing cash receipts;

o   providing Policy confirmations and periodic statements;

o   providing toll-free inquiry services; and

o   furnishing telephone transaction services.

The risks we assume include:

o   the risk that the Death Benefits will be greater than the Surrender Value;

o the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

o the risk that more Owners than expected will qualify for waivers of the surrender charges; and

o the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SURRENDER CHARGE

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender. If your policy form is P1143 4/94, your surrender charge provisions may vary from those discussed below. Please see the Appendix.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is no Account Value in Account 4, we will deduct the charge proportionally from all monies in the Guarantee Account. The surrender charge is as follows:

           Number of Full and Partially         Surrender Charge as a Percentage
              Completed Years Since              of the Surrendered or Partially
         We Received the Premium Payment           Surrendered Premium Payment
                     Year                                  Percentage
         -------------------------------         -------------------------------
                        1                                      6%
                        2                                      6%
                        3                                      6%
                        4                                      6%
                        5                                      4%
                        6                                      2%
                    7 or more                                  0%

We do not assess the surrender charge on surrenders:

o   of amounts representing gain (as defined below);

o   of free withdrawal amounts (as defined below);

o if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

o   if a waiver of surrender charge provision applies; or

o   if taken upon the death of the Annuitant.

You may withdraw any gain in your Policy free of any surrender charge. We calculate gain in the Policy as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a)  is the Account Value on the date we receive your surrender request;

(b)  is the total of any partial surrenders previously taken;

(c)  is the total of premium payments made; and

(d)  is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each Policy year without a surrender charge (the "free withdrawal amount"). The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Policy (provided the confinement began, or the illness was diagnosed, at least one year after the Policy Date). If you surrender the Policy under the terminal illness waiver, please remember that we will pay your Account Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Policy.

DEDUCTIONS FROM ACCOUNT 4

We deduct from Account 4 an amount, computed daily, at an annual rate of 1.40% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from Account 4 are reflected in your Account Value.

OTHER CHARGES

CHARGES FOR OPTIONAL DEATH BENEFITS

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit ("GMDB") and/or the Optional Death Benefit ("ODB"). We deduct these charges against the Account Value in Account 4 at each anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced Death Benefit(s). We will allocate the annual optional GMDB charge and/or ODB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the optional GMDB and/or the ODB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account. At full surrender, we will charge you a pro-rata portion of the annual charge. For the optional Guaranteed Minimum Death Benefit, we guarantee that this charge will never exceed an annual rate of 0.35% of the prior year's average Guaranteed Minimum Death Benefit. For the elective Optional Death Benefit, we guarantee that this charge will never exceed an annual rate of 0.25% of your Account Value.

POLICY MAINTENANCE CHARGE

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is more than $75,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to Account 4, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

DEDUCTIONS FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from Account Value when incurred or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3%.

OTHER CHARGES AND DEDUCTIONS

Each portfolio incurs certain fees and expenses. To pay for these charges, the Fund makes deductions from its assets. The deductions are described more fully in each Fund's Prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer. This charge is at cost with no profit to us.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is an individual flexible premium variable deferred annuity Policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

The discussion about the Policy in this Prospectus relates to Policies that use policy form P1150 10/98. If your policy form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in this Prospectus. Please see Appendix A for a description of these features in your Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. We will apply any additional premium payments you make on the Valuation Day we receive them.

To apply for a Policy, you must be of legal age in a state where we may lawfully sell the Policies and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the Policies. The Annuitant cannot be older than age 85, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of Account 4 are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason.

The minimum initial premium payment is $5,000 (or $2,000 if your Policy is an IRA Policy). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Policies ($200 in the case of certain bank drafts), $50 for IRA Policies and $100 for other Qualified Policies.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or Guarantee Account, according to your instructions. You may allocate premium payments to up to ten Investment Subdivisions at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or guarantee period must be a whole percentage and not less than $100. Upon allocation to the appropriate Investment Subdivisions we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an Accumulation Unit for that Investment Subdivision on the Valuation Day on which we receive any additional premium payment at our Home Office if received before 4:00 p.m., New York time. If we receive the additional premium payment at or after 4:00 p.m., New York time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of Account 4 and the fees and expenses of the portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any premium payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Investment Subdivision for a Valuation

Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of Account 4 and the Guarantee Account, subject to certain conditions. We process transfers among the Investment Subdivisions of Account 4 and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivision of the Separate Account or the Guarantee Account. We may postpone transfers to, from, or among the Investment Subdivisions of Account 4, under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation of a Guarantee Account to an Investment Subdivision. Unless you are participating in the Dollar-Cost Averaging Program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Investment Subdivisions. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation.

Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of Account 4 and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, all transfers under the Policy are free. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

(i) if any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

(ii) if the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

(iii)  if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See Transfers by Third Parties.)

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE TRANSACTIONS

We permit certain telephone transactions (including transfers) as described in this Prospectus. We may be liable for losses resulting from unauthorized or fraudulent telephone transactions if we fail to employ reasonable procedures to confirm that the telephone instructions that we receive are genuine. Therefore, we will employ means to prevent unauthorized or fraudulent telephone requests, such as sending written confirmation, recording telephone requests, and/or requesting other identifying information. In addition, we will require written authorization before allowing you to make telephone transactions. We reserve the right to limit telephone transactions.

To request a telephone transaction, you should call our Annuity Customer Service Line at 1-800-352-9910. We will record all telephone transaction requests. We will execute transfer requests received before the close of regular trading of the New York Stock Exchange for that Valuation Day at that day's prices. We will execute requests received after that time on the next Valuation Day at that day's prices.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, as described in your Policy, we may limit or disallow transfers made by a third party.

ON LINE TRANSFERS

We permit certain transactions to be performed through an electronic process using the Internet (including transfers). We may be liable for losses resulting from unauthorized or fraudulent electronic transactions if we fail to employ reasonable procedures to confirm that the electronic instructions that we receive our genuine. Therefore, we will employ means to prevent unauthorized or fraudulent electronic requests, such as sending written confirmation, retaining a record of electronic requests, and/or requesting other identifying information. Unless you notify us in writing not to authorize electronic transactions, such transaction will also be accepted on your behalf from your registered representative. We reserve the right to limit electronic transactions.

To request an electronic transaction, you should go to the Universal Resource Locator ("URL") established for such purposes, http://GEFinancialService.com. We will execute transfer requests received before the close of regular trading on the New York Stock Exchange on a Valuation Day at that day's prices. We will execute requests received after that time on the next Valuation Day at that day's prices.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by selecting the program on the application, completing a dollar-cost averaging agreement, or calling our Annuity Customer Service Line. To use the dollar-cost averaging program, you must transfer at least $100 from an Investment Subdivision or a guarantee period with each transfer. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision or the guarantee period from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The dollar-cost averaging program will start 30 days after we receive your instructions and your premium, unless you specify an earlier date.

With regard to dollar-cost averaging from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a Guarantee Account with a new guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Surrenders

SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $500 or that reduces Account Value to less than $5,000. If your partial surrender request would reduce Account Value to less than $5,000, we will surrender only that amount of Account Value that would reduce the remaining Account Value to $5,000 and deduct any surrender charge from the amount you surrendered. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge and any optional benefit charges) on the Valuation Day we receive a request for surrender less any applicable surrender charge and any applicable premium tax. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

You may indicate, in writing or by calling our Annuity Customer Service Line, from which Investment Subdivisions or guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Investment Subdivisions of Account 4 on a pro-rata basis, in proportion to the Account Value in Account 4. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN POLICIES

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Policies, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

You may elect in writing on our form to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Payments can begin at any time after 30 days from the Policy Date unless we allow an earlier date. Your systematic withdrawals in a Policy year may not exceed the amount which is not subject to a surrender charge. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in Account 4 is not sufficient to accomplish the withdrawal, we will take any Account Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

o  you may request only one such change in a calendar quarter; and

o if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $5,000. If a systematic withdrawal would cause the Account Value to be less than $5,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Policy year free under the free withdrawal privilege.

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue systematic withdrawals upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere. If your policy form is P1143 4/94, please see Appendix A for a description of certain provisions of your Death Benefit.

The Death Benefit equals the sum of (a) and (b) where: (a) is the Account Value as of the date we receive due proof of death, and (b) is the excess, if any, of the unadjusted Death Benefit (as defined below) as of the date of the Annuitant's death over the Account Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted Death Benefit varies based on the Annuitant's age at the time we issued the Policy and on the number of Policy years elapsed since you purchased the Policy.

For a Policy issued with an Annuitant who was age 80 or younger on the Policy
Date:

1. If the Annuitant dies during the first six Policy years, the unadjusted Death Benefit is the greater of:

     (i)  Account Value determined as of the date of the Annuitant's death; or

     (ii) the total of premium payments made adjusted by the proportion that any partial surrender (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

2. If the Annuitant dies after the first six Policy years, the unadjusted Death Benefit is the greater of:

     (i)  Account Value determined as of the date of the Annuitant's death; or

     (ii) the unadjusted Death Benefit on the last day of the preceding 6-year Death Benefit period, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

For a Policy issued with an Annuitant who was age 81 or older on the Policy
Date:

The unadjusted Death Benefit is the greater of:

     (i)  Account Value determined as of the date of the Annuitant's death; or

     (ii) The total of premium payments made adjusted by the proportion that any partial surrenders (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

This benefit may not apply in your state. If it does not, the unadjusted Death Benefit is the Account Value determined as of the date of the Annuitant's death.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no partial surrenders and no additional premium payments, (iii) is not subject to premium taxes, and (iv) the Annuitant's age is 80 or younger on the Policy Date, then:

         Issue                       Account                    Unadjusted
         Year                         Value                  Death Benefit
         ------------------------------------------------------------------
         Issue                      $ 100,000                   $  100,000
         1                          $ 110,000                   $  110,000
         2                          $  90,000                   $  100,000
         3                          $  80,000                   $  100,000
         4                          $ 120,000                   $  120,000
         5                          $ 130,000                   $  130,000
         6                          $ 150,000                   $  150,000
         7                          $ 160,000                   $  160,000
         8                          $ 130,000                   $  150,000
         9                          $  90,000                   $  150,000
         10                         $ 170,000                   $  170,000
         11                         $ 140,000                   $  150,000
         12                         $ 135,000                   $  150,000
         13                         $ 120,000                   $  150,000

The purpose of this example is to show how the unadjusted Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the unadjusted Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                                                                     Unadjusted
                       Purchase                  Account                  Death
    Date                Payment                   Value                 Benefit
    ----------------------------------------------------------------------------
    3/31/00            $ 10,000                  $10,000                $10,000
    3/31/08                                       20,000                 20,000
    3/31/09                                       14,000                 20,000

If a partial surrender of $7,000 is made on March 31, 2009, the unadjusted Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

General:   In certain circumstances, Federal tax law requires that distribution be made under this Policy upon the first death of:

o  an Owner or Joint Owner, or

o the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

(1)  Owner or Joint Owners;

(2)  Primary Beneficiary;

(3)  Contingent Beneficiary; or

(4)  Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

o Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Account Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions using the premium allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be based on the new Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant.

o Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

   (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

   (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

   (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the surrender value of the Policy within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a Monthly Income Benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies. We show the amount of proceeds below.

 Person Who Died                    Proceeds Paid
 ---------------------------------------------------------------------
 Owner or Joint Owner              Surrender Value
 (who is not the Annuitant)
 ---------------------------------------------------------------------
 Owner or Joint Owner              Death Benefit
 (who is the Annuitant)
 ---------------------------------------------------------------------
 Annuitant                         Death Benefit
 ---------------------------------------------------------------------

Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Policy.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT RIDER

If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit Rider (the "GMDB Rider") is in effect, the Designated Beneficiary may elect the Death Benefit, described below, in lieu of the Death Benefit otherwise payable. (The Death Benefit under the GMDB Rider may be referred to in our marketing materials as the "Six Percent EstateProtector".) If your policy form is P1143 4/94, please see Appendix A for a description of the GMDB which may apply under your Policy.

If the GMDB Rider applies, the Death Benefit will be the greater of: (i) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (ii) the Guaranteed Minimum Death Benefit on the date we receive due proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the initial premium payment. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of:

(A) the total of all premium payments received, multiplied by two, adjusted by the proportion by which any partial surrenders (including applicable surrender charges) made before or during that Valuation Period reduced Account Value;

(B) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments made during the current Valuation Period adjusted by the proportion by which any partial surrender including any applicable surrender charge reduced Account Value during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in the Money Market Investment Subdivision, the increase factor will be calculated as the lesser of:
(1) the net investment factor (an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

We charge you for this benefit. This charge will not exceed .35% of the prior year's average Guaranteed Minimum Death Benefit. See Charges for Optional Death Benefits. Amounts payable under the Guaranteed Minimum Death Benefit Rider are subject to the distribution rules described above.

The optional GMDB Rider may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

OPTIONAL DEATH BENEFIT

The Optional Death Benefit Rider (which may be referred to as the "Annual EstateProtector" in our marketing materials) provides for an annual step-up in death benefit, as described below. The Designated Beneficiary may elect the Optional Death Benefit at any time after the Annuitant's death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. If your policy form is P1143 4/94, please see Appendix A for a description of the Optional Death Benefit that may apply to your Policy.

The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (2) the minimum Death Benefit described below.

During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premium payments made, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total premium payments made since that date, adjusted for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date.

Your election of the Optional Death Benefit Rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider.

The Optional Death Benefit Rider may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

We charge you for this benefit. This charge will not exceed .25% of Account Value. See Charges for Optional Death Benefits.

Income Payments

The Maturity Date is provided in the Policy, unless changed after issue. You may change the Maturity Date to any date at least ten years after the date of the last purchase payment. The Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date. To make a change, send written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum maturity age. If you change the Maturity Date, Maturity Date will then mean the new Maturity Date you selected. (Please note the following exception: Policies issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Policy, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. The Policy provides that all or part of the Account Value may be used to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income For A Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income Of A Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life And Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Maturity Date, you may change:

o your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date);

o  your optional payment plan;

o  the allocation of your investment among the Investment Subdivisions; and

o the Owner, Joint Owner, primary beneficiary, contingent beneficiary, and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed Income Payments will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1.   The maturity value;

2. The annuity tables contained in the Policy including the settlement age tables;

3.   The optional payment plan selected; and

4.   The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1.   First, we determine the dollar amount of the first income payment; then

2. we allocate that amount to the Investment Subdivisions according to your instructions; then

3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Account Value. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date.

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

o An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

o The investments of Account 4 must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

o The Owner's right to choose particular investments for a Policy must be limited; and

o The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in Account 4 must be diversified: For a Policy to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as Account 4 must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Account 4 are adequately diversified. If Account 4 fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Account 4 will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of Account 4 and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of Account 4.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any optional GMDB Rider and ODB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy -- without receiving a payment equal to your Policy's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

o If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

o If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

o If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

o If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

o    you receive on or after you reach age 59 1/2,

o    you receive because you became disabled (as defined in the tax law),

o    a beneficiary receives on or after the death of the Owner, or

o you receive as a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

o If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

o If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

o the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

o    the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified retirement plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Policies.   Some of the different types of Qualified Policies
include:

o  Individual Retirement Accounts and Annuities ("Traditional IRAs")

o  Roth IRAs

o  Simplified Employee Pensions ("SEP's")

o Savings Incentive Matched Plan for Employees ("SIMPLE plans", including "SIMPLE IRAs")

o Public school system and tax-exempt organization annuity plans ("403(b) plans")

o Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

o  Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

o Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Retirement Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified retirement plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by the optional GMDB Rider or the ODB Rider, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, Roth IRA or SIMPLE IRA could result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Policies Compared With Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

o The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

o The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

o The Code does not allow a deduction for premium payments made for Non-Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified retirement plans and Qualified Policies vary with the type of plan and Policy. For example:

o Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

o Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

Amounts Received Under Qualified Policies. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Policies there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified Policy:
For example, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

o  received on or after the Owner reaches age 59 1/2,

o received on or after the Owner's death or because of the Owner's disability (as defined in the tax law),

o received as a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer, or

o  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Policy or Qualified Retirement Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Policies and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of Account 4. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by Account 4. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by Account 4, we may impose a charge against Account 4 to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in Account 4 at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Account 4 -- Investment Subdivisions.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy.

Distribution of the Policies


DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker/dealers (including our affiliate, Terra Securities Corporation) will sell the Policies. These broker/dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage will also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.

COMMISSIONS

We pay commissions and other expenses associated with the promotion and sales of the Policies to broker/dealers. Broker/dealers may receive aggregate commissions of up to 7.00% of your aggregate purchase payments.

Under certain circumstances and in exchange for lower initial commissions, certain sellers of the Policies may be paid a persistency trail commission which will take into account, among other things, the length of time purchase payments have been held under the Policy, and Account Values. A trail commission is not anticipated to exceed, on an annual basis, 1.00% of the Account Values considered in connection with the trail commission. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker/dealer with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees assessed against the Janus Aspen Series (Service Shares) as compensation for providing certain distribution and shareholder support services.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Policy, it will be void. Unless state law requires that we return your premium payments, the amount of the refund you receive will equal the Account Value less any adjustments required by applicable law or regulation on the date we receive the Policy, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the greater of (1) the Account Value without any surrender charges, plus any amount deducted from your premium payments before we allocated them to Account 4 (excluding any charges the portfolios may have deducted), and
(2) the premium payments made less any withdrawals you previously made. In certain states, you may have more than 10 days to return the Policy for a refund.

Once we change our allocation procedure with respect to the free-look period (see Allocation of Premium Payments), the amount of the refund in states that require that premium payments be returned will equal the premium payments made less any withdrawals you previously made.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to Account 4. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about Account 4, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account 4.

Condensed Financial Information

Financial statements for Account 4 and consolidated financial statements for GE Life & Annuity (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:

                                            Accumulation    Accumulation              Accumulation    Accumulation    No. of
                                            Unit Values     Unit Values     No. of     Unit Values    Unit Values    Units as
                                               as of           as of      Units as of     as of          as of         of
                   FUNDS                      1/03/00        12/31/99      12/31/99      1/04/99       12/31/98      12/31/98
------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Growth Portfolio               25.72          25.69     8,583,493        19.38          19.48       5,605,283
  Alger American Small Capitalization
Portfolio                                       16.96          17.04     6,310,836        11.93          12.05       6,082,414
Federated Insurance Series
  Federated American Leaders Fund II            17.24          17.58     4,554,700        16.73          16.72       3,955,083
  Federated High Income Bond Fund II            15.29          15.32     3,376,105        15.22          15.19       2,977,691
  Federated Utility Fund II                     18.53          18.87     2,483,985        18.78          18.82       1,950,915
Fidelity Variable Insurance Products Fund
  VIP Equity-Income Portfolio                   40.98          42.08    10,963,577        39.97          40.14      11,335,446
  VIP Growth Portfolio                          71.51          71.67     4,760,717        52.88          52.89       3,818,261
  VIP Overseas Portfolio                        32.43          32.29     1,525,527        23.64          22.96       1,616,956
Fidelity Variable Insurance Products Fund II
  VIP II Asset Manager Portfolio                29.60          29.86     3,361,601        27.21          27.26       3,176,311
  VIP II Contrafund Portfolio                   31.40          31.91    11,622,130        25.84          26.04      10,085,800
Fidelity Variable Insurance Products Fund III
  VIP III Growth & Income Portfolio             16.70          17.00     5,051,739        15.71          15.80       2,843,815
  VIP III Growth Opportunities Portfolio        15.23          15.51     4,766,024        15.02          15.08       2,958,791
GE Investments Funds, Inc.
  Global Income Fund                            10.45          10.44       291,731        11.50          11.45         285,995
  Income Fund                                   10.30          10.36     2,729,732        10.64          10.66       1,884,740
  International Equity Fund                     18.71          18.60       735,974        15.08          14.48         641,918
  Mid-Cap Value Equity Fund
    (formerly known as Value Equity Fund)       15.58          15.97     3,011,792        13.83          13.81       2,140,000
  Money Market Fund                             15.50          15.50    13,992,458        14.97          14.97       9,232,947
  Premier Growth Equity Fund                    11.53          11.75       802,961
  Real Estate Securities Fund                   14.44          14.65     1,409,644        15.07          14.89       1,753,483
  S&P 500 Index Fund                            57.60          58.17     7,955,210        48.86          48.91       5,187,559
  Total Return Fund                             36.07          36.44     1,884,184        32.72          32.63       1,425,134
  U.S. Equity Fund                              12.36          12.57     1,613,261        10.62          10.66         180,295
Goldman Sachs Variable Insurance Trust Fund
  Goldman Sachs Growth and Income Fund           9.09           9.20       779,766         8.89           8.85         428,936
  Goldman Sachs Mid Cap Value Fund               8.19           8.35     1,156,388         8.57           8.55         345,533
Janus Aspen Series
  Aggressive Growth Portfolio                   59.21          58.97     5,067,599        26.24          26.53       3,488,695
  Balanced Portfolio                            23.97          24.24    12,451,725        19.38          19.40       6,060,191
  Capital Appreciation Portfolio                32.18          32.13     6,407,884        19.72          19.51       1,494,358
  Flexible Income Portfolio                     13.38          13.41     3,172,870        13.38          13.39       1,911,151
  Growth Portfolio                              35.64          35.98    11,701,274        25.32          25.35       8,827,221
  International Growth Portfolio                28.74          28.32     4,728,347        16.19          15.76       3,856,210
  Worldwide Growth Portfolio                    47.66          47.11    14,578,854        29.67          29.05      12,554,733
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA         73.96          71.49     2,933,967        39.02          39.49       3,113,007
  Oppenheimer Bond Fund/VA                      20.77          20.88     2,531,310        21.47          21.51       1,976,510
  Oppenheimer Capital Appreciation Fund/VA      61.95          62.71     3,232,987        44.77          44.90       3,012,849
  Oppenheimer High Income Fund/VA               31.06          31.09     3,792,914        30.29          30.24       3,720,027
  Oppenheimer Multiple Strategies Fund/VA       29.73          29.91     1,504,814        27.30          27.13       1,558,580
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio                      22.55          22.20     1,242,408        11.28          11.36         839,596
  PBHG Large Cap Growth Portfolio               24.56          24.57       811,131        14.90          15.08         696,037
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund                        13.12          13.36       111,934        12.03          12.14             863
  Salomon Strategic Bond Fund                   10.12          10.13       245,779        10.27          10.24          10,094
  Salomon Total Return Fund                     10.52          10.60       175,544        10.66          10.67          25,915

                                            Accumulation    Accumulation              Accumulation    Accumulation    No. of
                                            Unit Values     Unit Values     No. of     Unit Values    Unit Values    Units as
                                               as of           as of      Units as of     as of          as of         of
                   FUNDS                      1/032/98        12/31/97      12/31/97      1/01/96       12/31/96      12/31/98
------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Growth Portfolio(@)            13.13          13.34     4,380,186         9.63          10.76       2,962,177
  Alger American Small Capitalization
    Portfolio(@)                                10.47          10.58     5,645,458         9.38           9.63       3,568,152
Federated Insurance Series
  Federated American Leaders Fund II(@)         14.45          14.42     2,056,691        12.20          13.41       1,130,433
  Federated High Income Bond Fund II            15.01          15.00     1,886,887        11.86          13.37         809,989
  Federated Utility Fund II(@)                  16.68          16.75     1,325,701           --          11.05         265,832
Fidelity Insurance Products Fund
  VIP Equity-Income Portfolio                   36.54          36.47    10,074,173
  VIP Growth Portfolio                          38.59          38.45     3,614,598        17.87          20.20       2,248,519
  VIP Overseas Portfolio                        20.76          20.65     1,762,588        13.88          16.60       5,493,999
Fidelity Variable Insurance Products Fund II
  VIP II Asset Manager Portfolio                24.06          24.03     2,678,933           --             --              --
  VIP II Contrafund Portfolio(@)                20.29          20.32     8,595,677           --             --              --
Fidelity Variable Insurance Products Fund III
  VIP III Growth & Income Portfolio(+)          12.38          12.36       976,086           --             --              --
  VIP III Growth Opportunities Portfolio(+)     12.35          12.28     1,049,540           --             --              --
GE Investments Funds, Inc.
  Global Income Fund(+)                         10.24          10.24        79,290        13.35          13.88       3,893,379
  Income Fund                                   10.05          10.01       908,249        16.60          16.59         276,196
  International Equity Fund(@)                  12.57          12.50       614,410        24.52          30.11       1,262,502
  Mid-Cap Value Equity Fund (formerly known
    as Value Equity Fund)(+)                    13.11          13.13       730,616           --             --              --
  Money Market Fund                             14.43          14.42     4,980,487        22.27          24.29         659,251
  Premier Growth Equity Fund                       --             --                      10.61          11.51         332,403
  Real Estate Securities Fund(@)                18.28          18.34     1,478,247        11.59          15.57         428,969
  S&P 500 Index Fund                            38.82          38.68     3,025,140           --             --              --
  Total Return Fund                             28.37          28.26       928,145           --             --              --
  U.S. Equity Fund                                 --             --                         --             --              --
Goldman Sachs Variable Insurance Trust Fund
  Goldman Sachs VIT Growth and Income Fund         --             --            --           --             --              --
  Goldman Sachs VIT Mid Cap Value Fund             --             --            --           --             --              --
Janus Aspen Series
  Aggressive Growth Portfolio                   19.84          20.04     3,442,667        13.41          15.66       4,882,922
  Balanced Portfolio(@)                         14.66          14.65     2,804,435        16.95          18.04       2,662,051
  Capital Appreciation Portfolio(+)             12.51          12.54       163,550        14.91          11.67         682,605
  Flexible Income Portfolio(@)                  12.49          12.45       869,089           --          18.97       5,146,187
  Growth Portfolio                              18.98          18.95     7,270,898        10.62          12.17         992,496
  International Growth Portfolio(+)             13.65          13.63     3,001,600        10.48          11.29         325,169
  Worldwide Growth Portfolio                    22.98          22.85    10,111,685           --             --              --
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA         36.75          36.72     2,462,359        24.31          27.63       1,715,755
  Oppenheimer Bond Fund/VA                      20.54          20.42       994,017        18.35          18.96         707,097
  Oppenheimer Capital Appreciation Fund/VA      35.33          35.64     3,176,448        27.31          32.37       2,121,294
  Oppenheimer High Income Fund/VA               30.60          30.57     2,934,974        23.81          29.40       1,091,602
  Oppenheimer Multiple Strategies Fund/VA       25.90          25.80     1,200,126        19.60          22.32         748,002
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio(+)                   10.52          10.65       576,010           --             --              --
  PBHG Large Cap Growth Portfolio(+)            11.61          11.71       346,833           --             --              --
Salomon Brothers Variable Series Fund Inc.
  Salomon Investors Fund                        24.06          24.03     2,678,933        25.62          28.87       7,041,867
  Salomon Strategic Bond Fund                   20.29          20.32     8,595,677        27.93          31.58       3,026,574
  Salomon Total Return Fund                        --             --           ---        16.82          18.78       1,557,443



                                                Accumulation    Accumulation               Accumulation    Accumulation    No. of
                                                 Unit Values    Unit Values     No. of     Unit Values     Unit Values    Units as
                                                   as of          as of      Units as of      as of          as of           of
                    FUNDS                         1/03/00       12/31/99      12/31/99       1/04/99       12/31/98       12/31/98
-----------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Growth(@)                              --         9.63        312,011           --             --             --
  Alger American Small Capitalization@                  --         9.38        401,258           --             --             --
Federated Insurance Series
  Federated American Leaders II                         --           --             --           --             --             --
  Federated High Income Bond II(@)                      --        11.86        123,152           --             --             --
  Federated Utility II(@)                               --        12.20        463,476           --             --             --
Fidelity Variable Insurance Products Fund
  VIP Equity-Income                                  19.56        25.62      3,119,975        18.71          19.23        276,392
  VIP Growth                                         21.27        27.93      1,525,015        19.45          20.92        141,845
  VIP Overseas                                       15.82        16.82        829,371        16.18          15.55        197,672
Fidelity Variable Insurance Products Fund II
  VIP II Asset Manager                               15.70        17.87      1,469,667        15.80          15.50        450,885
  VIP II Contrafund(@)                                  --        13.88      2,007,948           --             --             --
Fidelity Variable Insurance Products Fund III
  VIP III Growth and Income (+)                         --           --             --           --             --             --
  VIP III Growth Opportunities (+)                      --           --             --           --             --             --
GE Investments Funds, Inc.
  Global Income(+)                                      --           --             --           --             --             --
  Government Securities                              14.61        16.60        153,756        14.47          14.38            889
  Income                                                --           --             --           --             --             --
  International Equity(@)                               --        10.61         47,044           --             --             --
  Mid-Cap Value Equity Fund (formerly known as
    Value Equity Fund)(+)                               --           --             --           --             --             --
  Money Market                                       13.01        13.35      1,508,360        12.61          12.79         75,600
  Real Estate Securities(@)                             --        11.59         34,477           --             --             --
  S&P 500 Index                                      18.58        24.52        400,009        17.96          18.27         10,408
  Total Return                                       17.94        22.27        252,584        17.15          17.65         12,498
  U.S. Equity                                           --           --             --           --             --             --
Goldman Sachs Variable Insurance Trust Fund
  Goldman Sachs VIT Growth and Income                   --           --             --           --             --             --
  Goldman Sachs VIT Mid Cap Equity                      --           --             --           --             --             --
Janus Aspen Series
  Aggressive Growth                                  13.53        16.95      1,251,004        11.51          13.48        169,799
  Balanced(@)                                           --        10.62         73,538           --             --             --
  Capital Appreciation(+)                               --           --             --           --             --             --
  Flexible Income(@)                                    --        10.48         36,272           --             --             --
  Growth                                             10.48        13.41      1,875,640        10.30          10.44        159,068
  International Growth(+)                               --           --             --           --             --             --
  Worldwide Growth                                   11.91        14.91      1,227,070        11.63          11.87        117,700
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth                      21.25        27.31        582,579        19.39          20.90         68,052
  Oppenheimer Bond                                   16.17        18.35        275,480        16.08          15.90         11,655
  Oppenheimer Growth                                 17.97        23.81        423,764        16.88          17.67         12,276
  Oppenheimer High Income                            20.83        24.31        561,144        20.99          20.49         77,818
  Oppenheimer Multiple Strategies                    17.66        19.60        256,681        16.27          16.38         26,302
PBHG Insurance Series Fund, Inc.
  PBHG Growth II(+)                                     --           --             --           --             --             --
  PBHG Large Cap Growth(+)                              --           --             --           --             --             --

(+) Unit Values are not shown for the Investment Subdivisions investing in these portfolios, as they were not available to Account 4 Owners during the periods shown.

(@) Accumulation Unit Values as of 1/31/95 are not shown for the Investment Subdivisions investing in these portfolios as they were not available to Account 4 Owners at that time.

Appendix A

Policy Form P1143 4/94

The purpose of this Appendix is to show certain benefits for Policies issued on Policy Form P1143 4/94.

DEATH BENEFIT AT DEATH OF ANNUITANT

For Policies issued before May 1, 1997 (unless applicable state regulation requires a later date), if the Annuitant was age 80 or younger on the Policy Date, and dies prior to the Maturity Date while the Policy is in force, the Designated Beneficiary may elect a Death Benefit within 90 days of the date of such death.

During the first six Policy years, the Death Benefit will be the greater of: (1) the total premium payments made, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charge, and (2) the Account Value on the date we receive due proof of death.

During subsequent six year periods, the Death Benefit will be the greater of:
(1) the Death Benefit on the last day of the previous six year period, plus any premium payments made since then, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charges since then, and (2) the Account Value on the date we receive due proof of death.

If the request for payment of the Death Benefit occurs more than 90 days after the date of the Annuitant's death, and/or if the deceased Annuitant was age 81 or older on the Policy Date, we will pay the Surrender Value instead of the Death Benefit.

For Policies issued on or after May 1, 1997 (unless applicable state regulation requires a later date), if the Annuitant dies before income payments begin, the Designated Beneficiary may elect to surrender the Policy for a Death Benefit by notifying us of such election within 90 days of the date of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value instead of the Death Benefit.

The Death Benefit will be the greater of (1) the minimum Death Benefit (described below); or (2) the Account Value on the date we receive due proof of death of the annuitant. During the first six Policy Years, or if the Annuitant was age 81 or older on the Policy Date, the minimum death benefit is the total of premiums paid, less adjustments for any partial surrenders. During any subsequent six year period if the Annuitant was age 80 or younger on the Policy Date, the minimum death benefit will be the Death Benefit on the last day of the previous six year period, plus any premiums paid since that day, less adjustments for any partial surrenders since that day.

Surrender charges will apply if the Designated Beneficiary surrenders the Policy more than 90 days after death of the Annuitant, without regard to whether or not the Account Value was increased.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. The optional Guaranteed Minimum Death Benefit may not be available in all states or markets.

The Death Benefit under the optional Guaranteed Minimum Death Benefit Rider will be the greater of: (1) the Death Benefit described immediately above under "Death Benefit at Death of Annuitant" (above), and (2) the greater of (A) the optional Guaranteed Minimum Death Benefit, and (B) the Account Value of the Policy on the date we received proof of the Annuitant's death, or, if later, the date of the request. The optional Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the premium payments made. At the end of each Valuation Period after such date, the optional Guaranteed Minimum Death Benefit is the lesser of: (1) the total of all premiums received, multiplied by two, less the amount of any partial surrenders made prior to or during that Valuation Period; or (2) the optional Guaranteed Minimum Death Benefit at the end of the preceding

Valuation Period, increased as specified below, plus any additional premium payments during the current Valuation Period and less any partial surrenders plus their applicable surrender charges during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the optional Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in certain Investment Subdivisions shown in the Policy, the increase factor will be calculated as the lesser of: (1) the net investment factor for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. Currently, these Investment Subdivisions include only the Money Market Investment Subdivision. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

If you elect the optional Guaranteed Minimum Death Benefit Rider, the rider is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of your request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the optional Guaranteed Minimum Death Rider. See Charges for Optional Death Benefits. Amounts payable under the optional Guaranteed Minimum Death Benefit Rider are subject to the distribution rules.

OPTIONAL DEATH BENEFIT RIDER

The Optional Death Benefit Rider provides for an annual step-up in the Death Benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. The Optional Death Benefit Rider may not be available in all states or markets.

The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant" (above), and (2) the minimum Death Benefit described below.

During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premiums paid, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date.

If you elect the Optional Death Benefit Rider, the rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Optional Death Benefit Rider. See Charges for Optional Death Benefits. Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules.

SURRENDER CHARGE

For Policies issued before May 1, 1998, or until the necessary endorsement is approved, if later, we deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to charge. We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment (or portion thereof) surrendered.

REDUCED CHARGES ON CERTAIN SURRENDERS

For Policies issued before May 1, 1998, or until the necessary endorsement is approved, if later, no surrender charge applies to the first surrender of the policy year, if the amount surrendered is not more than 10% of the Account Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the Policy year is a full surrender, or a partial surrender of more than 10% of the Account Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Account Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above. If the first surrender of the Policy year is less than an amount equal to 10% of the Account Value, you may elect to receive additional partial surrenders without surrender charges until the total amount withdrawn during that Policy year reaches that amount. For instance, if your Account Value is $10,000 and you withdraw $500, you may withdraw an additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

WAIVER OF SURRENDER CHARGES IN THE EVENT OF HOSPITAL OR NURSING FACILITY CONFINEMENT

We will waive surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin if:

o An Annuitant is, or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

o  Such confinement begins at least one year after the Policy Date;

o  An Annuitant was age 80 or younger on the Policy Date; and

o We receive the request for the full or partial surrender, together with proof of such confinement, in our Home Office while the Annuitant is confined or within 90 days after discharge from the facility.

For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

Appendix B

Standardized Performance Data

We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Account 4. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period.


In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in Account 4 to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999. Although the Policy did not exist during the periods shown in Table 1 below, the returns of the Investment Subdivisions shown have been adjusted to reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the deduction all fees and charges assessed under the Policy, that is, the portfolio expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of Account Value), the administrative expense charge (deducted daily at an effective annual rate of .15% of Account Value), the annual policy maintenance charge of $25, and the surrender charge. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect charges for the optional riders and assume no premium taxes apply.

                                     Table 1
                           Standardized Total Returns

                                                                                              From the
                                                                For the    For the  For the  Inception
                                                                1-year     5-year   10-year      in        Date of
                                                                period     period   period    Separate   Inception
                                                                 ended      ended    ended   Account to  In Separate
                                                               12/31/99   12/31/99 12/31/99   12/31/99    Account*
----------------------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Growth Portfolio                                  26.34       NA       NA     24.32      10/02/95
  AlgerAmerican Small Capitalization Portfolio                     35.87       NA       NA     12.67      10/02/95
Federated Insurance Series
  Federated American Leaders Fund II                               -0.33       NA       NA     15.52      05/01/96
  Federated High Income Bond Fund II                               -4.63       NA       NA      8.30      01/04/95
  Federated Utility Fund II                                        -5.23       NA       NA     13.02      01/04/95
Fidelity Variable Insurance Products Fund
  VIP Equity-Income Portfolio                                      -0.66    16.45    12.78     13.00      05/02/88
  VIP Growth Portfolio                                             29.98    27.52    18.14     18.27      05/02/88
  VIP Overseas Portfolio                                           35.09    15.21     9.76     10.46      05/02/88
Fidelity Variable Insurance Products Fund II
  VIP II Asset Manager Portfolio                                    4.03    13.47    11.46     11.15      10/03/89
  VIP II Contrafund Portfolio                                      17.00       NA       NA     25.77      01/04/95
Fidelity Variable Insurance Products Fund III
  VIP III Growth & Income Portfolio                                 2.13       NA       NA     20.41      05/01/97
  VIP III Growth Opportunities Portfolio                           -2.69       NA       NA     16.18      05/01/97
GE Investments Funds, Inc.
  Global Income Fund                                              -14.28       NA       NA     -0.49      05/01/97
  Income Fund                                                      -8.30       NA       NA     -1.05      12/12/97
  International Equity Fund                                        22.98       NA       NA     13.62      05/01/95
  Mid-Cap Value Equity Fund                                        10.11       NA       NA     17.52      05/01/97
    (formerly known as Value Equity Fund)
  Money Market Fund                                                -1.98     3.18     3.30      3.72      05/02/88
  Premier Growth Equity Fund                                          NA       NA       NA        NA      05/03/99
  Real Estate Securities Fund                                      -7.11       NA       NA      7.83      05/01/95
  S&P 500 Index Fund                                               13.41    25.65    15.99     16.18      05/02/88
  Total Return Fund                                                 6.16    15.08    11.34     11.60      05/02/88
  U.S. Equity Fund                                                 12.42       NA       NA     11.57      05/01/98
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund                             -1.57       NA       NA     -8.41      05/01/98
  Goldman Sachs Mid Cap Value Fund                                 -7.83       NA       NA    -13.85      05/01/98
Janus Aspen Series
  Aggressive Growth Portfolio                                     116.64    33.97       NA     32.40      09/13/93
  Balanced Portfolio                                               19.46       NA       NA     22.61      10/02/95
  Capital Appreciation Portfolio                                   59.10       NA       NA     53.71      05/01/97
  Flexible Income Portfolio                                        -5.32       NA       NA      6.35      10/02/95
  Global Life Sciences Portfolio**
  Global Technology Portfolio**
  Growth Portfolio                                                 36.43    27.67       NA     22.41      09/13/93
  International Growth Portfolio                                   74.15       NA       NA     31.97      05/01/96
  Worldwide Growth Portfolio                                       56.59    31.36       NA     27.76      09/13/93
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA                            75.46    27.49    18.63     18.25      05/02/88
  Oppenheimer Bond Fund/VA                                         -8.39     4.91     6.15      6.60      05/02/88
  Oppenheimer Capital Appreciation Fund/VA                         34.14    28.44    16.69     16.96      05/02/88
  Oppenheimer High Income Fund/VA                                  -2.67     8.07    10.97     10.36      05/02/88
  Oppenheimer Multiple Strategies Fund/VA                           4.73    12.23     9.18      9.86      05/02/88
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio                                         89.84       NA       NA     33.44      05/01/97
  PBHG Large Cap Growth Portoflio                                  57.35       NA       NA     38.74      05/01/97
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund                                            4.58       NA       NA     22.41      10/12/98
  Salomon Strategic Bond Fund                                      -6.53       NA       NA     -3.53      10/12/98
  Salomon Total Return Fund                                        -6.13       NA       NA      0.33      10/12/98

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

* Date on which a particular portfolio was first available in Account 4. As Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

**  Investment Subdivision has not yet been made available to Account 4.

Past performance is not a guarantee of future results.

Non-standardized Performance Data

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Table 1.

Adjusted Historical Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic performance includes data that precedes the date on which a particular portfolio was first available in Account
4. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Policy. This data is not intended to indicate future performance.


Based on the method of calculation described in the Statement of Additional Information, the adjusted historic average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by all charges currently assessed under the Policy, as if the Policy had been in existence since the inception of the portfolio. In Table 2, adjusted total returns for the portfolios reflect deductions of all fees and charges under the Policy, including the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of Account Value), the administrative expense charge (deducted daily at an effective annual rate of .15% of Account Value), the annual policy maintenance charge of $25, and the surrender charge. In Table 2, we assume that you make a complete surrender of the Policy at the end of the period, therefore we deduct the surrender charge. In Table 3, we assume that you do not surrender the Policy, and we do not deduct the surrender charge. The total returns do not reflect charges for the optional riders and assume no premium taxes apply.

                                     Table 2

Adjusted Historical Performance Data assuming surrender at the end of the applicable time period.

                                                             For the   For the    For the
                                                             1-year     5-year    10-year
                                                             period     period    period  Portfolio
                                                              ended     ended     ended   Inception
                                                            12/31/99  12/31/99   12/31/99    Date*
---------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Growth Portfolio                              26.34    28.72      21.05   01/09/89
  Alger American Small Capitalization Portfolio                35.87    20.47      16.45   09/21/88
Federated Insurance Series
  Federated American Leaders Fund II                           -0.33    19.79         NA   02/10/94
  Federated High Income Bond Fund II                           -4.63     8.30         NA   03/01/94
  Federated Utility Fund II                                    -5.23    13.08         NA   02/10/94
Fidelity Variable Insurance Products Fund
  VIP Equity-Income Portfolio                                  -0.66    16.45      12.78   10/09/86
  VIP Growth Portfolio                                         29.98    27.52      18.14   10/09/86
  VIP Overseas Portfolio                                       35.09    15.21       9.76   01/28/87
Fidelity Variable Insurance Products Fund II
  VIP II Asset Manager Portfolio                                4.03    13.47      11.46   09/06/89
  VIP II Contrafund Portfolio                                  17.00       NA         NA   01/03/95
Fidelity Variable Insurance Products Fund III
  VIP III Growth & Income Portfolio                             2.13       NA         NA   12/31/96
  VIP III Growth Opportunities Portfolio                       -2.69       NA         NA   01/03/95
GE Investments Funds, Inc.
  Global Income Fund                                          -14.28       NA         NA   05/01/97
  Income Fund                                                  -8.30       NA         NA   01/02/95
  International Equity Fund                                    22.98       NA         NA   05/01/95
  Mid-Cap Value Equity Fund
    (formerly known as Value Equity Fund)                      10.11       NA         NA   05/01/97
  Money Market Fund                                            -1.98     3.18       3.30   06/30/85
  Premier Growth Equity Fund                                      NA       NA         NA   12/12/97
  Real Estate Securities Fund                                  -7.11       NA         NA   05/01/95
  S&P 500 Index Fund                                           13.41    25.65      15.99   04/14/85
  Total Return Fund                                             6.16    15.08      11.34   07/01/85
  U.S. Equity Fund                                             12.42       NA         NA   01/02/95
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund                         -1.57       NA         NA   01/12/98
  Goldman Sachs Mid Cap Value Fund                             -7.83       NA         NA   04/30/98
Janus Aspen Series
  Aggressive Growth Portfolio                                 116.64    33.97         NA   09/13/93
  Balanced Portfolio                                           19.46    22.50         NA   09/13/93
  Capital Appreciation Portfolio                               59.10       NA         NA   05/01/97
  Flexible Income Portfolio                                    -5.32     8.70         NA   09/13/93
  Global Life Sciences Portfolio
  Global Technology Portfolio
  Growth Portfolio                                             36.43    27.67         NA   09/13/93
  International Growth Portfolio                               74.15    31.01         NA   05/02/94
  Worldwide Growth Portfolio                                   56.59    31.36         NA   09/13/93
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA                        75.46    27.49      18.63   08/15/86
  Oppenheimer Bond Fund/VA                                     -8.39     4.91       6.15   04/03/85
  Oppenheimer Capital Appreciation Fund/VA                     34.14    28.44      16.69   04/03/85
  Oppenheimer High Income Fund/VA                              -2.67     8.07      10.97   04/30/86
  Oppenheimer Multiple Strategies Fund/VA                       4.73    12.23       9.18   02/09/87
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portofolio                                    89.84       NA         NA   05/01/97
  PBHG Large Cap Growth Portfolio                              57.35       NA         NA   05/01/97
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund                                        4.58       NA         NA   02/17/98
  Salomon Strategic Bond Fund                                  -6.53       NA         NA   02/17/98
  Salomon Total Return Fund                                    -6.13       NA         NA   02/17/98

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

* Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Past performance is not a guarantee of future results. Returns for a period of less than one year are not annualized.

                                     Table 3

Adjusted Historical Performance Data assuming no surrender at the end of the applicable time period.

                                                            For the  For the     For the
                                                             1-year   5-year     10-year
                                                             period   period     period   Portfolio
                                                             ended    ended      ended    Inception
                                                           12/31/99  12/31/99   12/31/99    Date*
---------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Growth Portfolio                              31.88    29.11      21.17   01/09/89
  Alger American Small Capitalization Portfolio                41.41    20.93      16.56   09/21/88
Federated Insurance Series
  Federated American Leaders Fund II                            5.18    20.26         NA   02/10/94
  Federated High Income Bond Fund II                            0.88     8.93         NA   03/01/94
  Federated Utility Fund II                                     0.27    13.63         NA   02/10/94
Fidelity Variable Insurance Products Fund
  VIP Equity-Income Portfolio                                   4.84    16.95      12.89   10/09/86
  VIP Growth Portfolio                                         35.52    27.92      18.26   10/09/86
  VIP Overseas Portfolio                                       40.64    15.73       9.87   01/28/87
Fidelity Variable Insurance Products Fund II
  VIP II Asset Manager Portfolio                                9.54    14.01      11.57   09/06/89
  VIP II Contrafund Portfolio                                  22.52       NA         NA   01/03/95
Fidelity Variable Insurance Products Fund III
  VIP III Growth & Income Portfolio                             7.64       NA         NA   12/31/96
  VIP III Growth Opportunities Portfolio                        2.81       NA         NA   01/03/95
GE Investments Funds, Inc.
  Global Income Fund                                           -8.79       NA         NA   05/01/97
  Income Fund                                                  -2.80       NA         NA   01/02/95
  International Equity Fund                                    28.51       NA         NA   05/01/95
  Mid-Cap Value Equity Fund
    (formerly known as Value Equity Fund)                      15.63       NA         NA   05/01/97
  Money Market Fund                                             3.52     3.91       3.41   06/30/85
  Premier Growth Equity Fund                                      NA       NA         NA   12/12/97
  Real Estate Securities Fund                                  -1.61       NA         NA   05/01/95
  S&P 500 Index Fund                                           18.93    26.06      16.10   04/14/85
  Total Return Fund                                            11.67    15.61      11.45   07/01/85
  U.S. Equity Fund                                             17.94       NA         NA   01/02/95
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund                          3.94       NA         NA   01/12/98
  Goldman Sachs Mid Cap Value Fund                             -2.33       NA         NA   04/30/98
Janus Aspen Series
  Aggressive Growth Portfolio                                 122.26    34.33         NA   09/13/93
  Balanced Portfolio                                           24.99    22.94         NA   09/13/93
  Capital Appreciation Portfolio                               64.67       NA         NA   05/01/97
  Flexible Income Portfolio                                     0.18     9.32         NA   09/13/93
  Global Life Sciences Portfolio
  Global Technology Portfolio
  Growth Portfolio                                             41.97    28.07         NA   09/13/93
  International Growth Portfolio                               79.73    31.39         NA   05/02/94
  Worldwide Growth Portfolio                                   62.15    31.73         NA   09/13/93
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA                        81.04    27.89      18.74   08/15/86
  Oppenheimer Bond Fund/VA                                     -2.90     5.60       6.26   04/03/85
  Oppenheimer Capital Appreciation Fund/VA                     39.68    28.83      16.81   04/03/85
  Oppenheimer High Income Fund/VA                               2.83     8.70      11.08   04/30/86
  Oppenheimer Multiple Strategies Fund/VA                      10.24    12.80       9.28   02/09/87
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portofolio                                    95.43       NA         NA   05/01/97
  PBHG Large Cap Growth Portfolio                              62.91       NA         NA   05/01/97
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund                                       10.09       NA         NA   02/17/98
  Salomon Strategic Bond Fund                                  -1.03       NA         NA   02/17/98
  Salomon Total Return Fund                                    -0.63       NA         NA   02/17/98

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

* Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Past performance is not a guarantee of future results. Returns for a period of less than one year are not annualized.


Statement of Additional Information
Table of Contents

                                                                                                                    Page
------------------------------------------------------------------------------------------------------------------------
The Policies.....................................................................................................     3
   Transfer of Annuity Units.....................................................................................     3
   Net Investment Factor.........................................................................................     3
   Termination of Participation Agreements.......................................................................     4
   Calculation of Performance Data...............................................................................     5
   Money Market Investment Subdivision...........................................................................     5
   Other Investment Subdivisions.................................................................................     6
   Other Performance Data........................................................................................     8

Federal Tax Matters..............................................................................................     9
   Taxation of GE Life & Annuity.................................................................................     9
   IRS Required Distributions....................................................................................     9

General Provisions...............................................................................................    11
   Using the Policies as Collateral..............................................................................    11
   The Beneficiary...............................................................................................    11
   Non-Participating.............................................................................................    11
   Misstatement of Age or Sex....................................................................................    11
   Incontestability..............................................................................................    11
   Statement of Values...........................................................................................    11
   Written Notice................................................................................................    11
   Distribution of the Policies..................................................................................    11
   Legal Developments Regarding Employment-Related Benefit Plans.................................................    12
   Legal Matters.................................................................................................    12
   Experts.......................................................................................................    12
   Financial Statements..........................................................................................    12


A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Account 4, Policy Form P1150 10/98 or P1143 4/94 to:

Name____________________________________________________________________________
    ____________________________________________________________________________

Address_________________________________________________________________________
            Street


       _________________________________________________________________________
            City                      State                                Zip


Signature of Requestor__________________________________________________________
                               Date

                               GE Life and Annuity
                               Separate Account 4



                      GE Life & Annuity Separate Account 4
                               Prospectus For The
                Flexible Premium Variable Deferred Annuity Policy
                                Form P1150 10/98
                                 Form P1143 4/94

                                   issued by:
                      GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                            Telephone: (804) 281-6000
--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis or a combination of both.

You may allocate your premium payments to Account 4, the Guarantee Account, or both. Each Investment Subdivision of Account 4 invests in shares of the Funds. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:
     Alger American Growth Portfolio, Alger American Small Capitalization Portfolio

Federated Insurance Series:
     Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

Fidelity Variable Insurance Products Fund (VIP):
     VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
     VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
     VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:
     Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund (formerly known as Value Equity Fund), Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund

Goldman Sachs Variable Insurance Trust (VIT):
     Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund (formerly known as Mid Cap Equity Fund)

Janus Aspen Series:
     Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:
     Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

PBHG Insurance Series Fund, Inc.:
     PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio

Salomon Brothers Variable Series Funds Inc:
     Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return Fund

     Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about Account 4 and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated _________, concerning Account 4 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

     The date of this Prospectus is _________.


Table of Contents
Definitions...........................................................................................................      1
Expense Table.........................................................................................................      2
Synopsis..............................................................................................................     12
Investment Results....................................................................................................     14
Financial Statements..................................................................................................     15
GE Life and Annuity Assurance Company.................................................................................     16
Account 4.............................................................................................................     17
The Guarantee Account.................................................................................................     27
Charges and Other Deductions..........................................................................................     28
The Policy............................................................................................................     32
Transfers.............................................................................................................     35
Surrenders............................................................................................................     38
The Death Benefit.....................................................................................................     40
Income Payments.......................................................................................................     46
Federal Tax Matters...................................................................................................     49
Voting Rights.........................................................................................................     55
Requesting Payments...................................................................................................     56
Distribution of the Policies..........................................................................................     57
Additional Information................................................................................................     58
Condensed Financial Information.......................................................................................     75
Appendix A............................................................................................................    A-1
Appendix B............................................................................................................    B-1
Table of Contents for Statement of Additional Information


This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account 4 -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Policies, and other variable annuity policies we issue.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of Account 4 and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in Account 4 before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole owner of the Policy following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which an Investment Subdivision invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Account 4.

Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available in all states or in all markets.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and is shown on the Policy data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Surrender Value -- The Account Value (after deduction of any optional benefit charges and policy maintenance charges) less any applicable surrender charge and any applicable premium tax.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that a Fund does not value its shares.

Valuation Period -- Period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of Account 4 and of the portfolios. For more complete descriptions of the various costs and expenses involved, see Charges and Other Deductions in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table. In addition, we reserve the right to impose a transfer charge of up to $10, although we do not currently do so.

  Owner Transaction Expenses:

The maximum surrender charge (as a percentage of each premium payment
  surrendered/withdrawn):......................................................................................     6%
We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.
(Note: During each Policy year, up to 10% of premium payments plus any gain may be withdrawn without the imposition of the surrender charge.
  Also, we may waive the surrender charge in certain cases. See Surrender
  Charge.)

Annual Expenses (As A Percentage Of Account Value):

Mortality and Expense Risk Charge..............................................................................  1.25%
Administrative Expense Charge..................................................................................   .15%
                                                                                                                -----
Total Annual Expenses..........................................................................................  1.40%

Other Annual Expenses:

Annual Policy Maintenance Charge...............................................................................  $25*
Maximum Optional Guaranteed Minimum Death Benefit Charge ("GMDB")
  (as a percentage of average benefit amount)..................................................................   .35%**
Maximum Optional Death Benefit Charge ("ODB") (as a percentage of
  Account Value)...............................................................................................   .25%***

Maximum Optional Enhanced Death Benefit Charge ("OEDB") (as a percentage of
  Account Value)...............................................................................................   .35%@

   * We do not assess this charge if your Account Value at the time the charge is due is more than $75,000.
  ** If the Optional Guaranteed Minimum Death Benefit applies. This may be referred to as the "Six Percent
     EstateProtector" in our marketing materials.
***  If the Optional Death Benefit applies. This may be referred to as the "Annual EstateProtector" in our marketing materials.
@    If the Optional Enhanced Death Benefit applies. We currently charge .20%. This may be referred to as the
     "GE Principal Protector (SM)" in our marketing materials

PORTFOLIO ANNUAL EXPENSES

Annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (as a percentage of each portfolio's average net assets):

                                                                                                       Other
                                                                         Management Fees          Expenses (after    Total
                                                                        (after fee waivers 12b-1   reimbursement    Annual
Portfolio                                                                 as applicable)    Fees   as applicable)  Expenses
---------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Small Capitalization Portfolio                               0.85%        0.00%       0.05%         0.90%
  Alger American Growth Portfolio                                              0.75         0.00        0.04         0.79
Federated Insurance Series
  Federated American Leaders Fund II                                           0.75         0.00        0.13         0.88
  Federated High Income Bond Fund II                                           0.60         0.00        0.19         0.79
  Federated Utility Fund II                                                    0.75         0.00        0.19         0.94
Fidelity Variable Insurance Products Fund*(1)
  VIP Equity-Income Portfolio                                                  0.48         0.00        0.09         0.57
  VIP Growth Portfolio                                                         0.58         0.00        0.08         0.66
  VIP Overseas Portfolio                                                       0.73         0.00        0.18         0.91
Fidelity Variable Insurance Products Fund II*(2)
  VIP II Asset Manager Portfolio                                               0.53         0.00        0.10         0.63
  VIP II Contrafund Portfolio                                                  0.58         0.00        0.09         0.67
Fidelity Variable Insurance Products Fund III*(3)
  VIP III Growth & Income Portfolio                                            0.48         0.00        0.12         0.60
  VIP III Growth Opportunities Portfolio                                       0.58         0.00        0.11         0.69
GE Investments Funds, Inc.(4)
  Global Income Fund                                                           0.60         0.00        0.14         0.74
  Income Fund                                                                  0.50         0.00        0.07         0.57
  International Equity Fund                                                    1.00         0.00        0.08         1.08
  Mid-Cap Value Equity Fund (formerly known as Value
    Equity Fund)                                                               0.65         0.00        0.06         0.71
  Money Market Fund                                                            0.24         0.00        0.06         0.30
  Premier Growth Equity Fund                                                   0.65         0.00        0.03         0.68
  Real Estate Securities Fund                                                  0.85         0.00        0.09         0.94
  S&P 500 Index Fund                                                           0.35         0.00        0.04         0.39
  Total Return Fund                                                            0.50         0.00        0.06         0.56
  U.S. Equity Fund                                                             0.55         0.00        0.06         0.61
Goldman Sachs Variable Insurance Trust(5)
  Goldman Sachs Growth and Income Fund                                         0.75         0.00        0.25         1.00
  Goldman Sachs Mid Cap Value Fund (formerly
    known as Mid Cap Equity Fund)                                              0.80         0.00        0.25         1.05
Janus Aspen Series(6)
  Aggressive Growth Portfolio-- Institutional Shares                           0.65         0.00        0.02         0.67
  Balanced Portfolio-- Institutional Shares                                    0.65         0.00        0.02         0.67
  Capital Appreciation Portfolio-- Institutional Shares                        0.65         0.00        0.04         0.69
  Flexible Income Portfolio-- Institutional Shares                             0.65         0.00        0.07         0.72
  Global Life Sciences Portfolio-- Service Shares                              0.65         0.25        0.19         1.09
  Global Technology Portfolio-- Service Shares                                 0.65         0.25        0.13         1.03
  Growth Portfolio-- Institutional Shares                                      0.65         0.00        0.02         0.67
  International Growth Portfolio-- Institutional Shares                        0.65         0.00        0.11         0.76
  Worldwide Growth Portfolio-- Institutional Shares                            0.65         0.00        0.05         0.70




                                                                                                       Other
                                                                       Management Fees            Expenses (after    Total
                                                                     (after fee waivers   12b-1     reimbursement    Annual
Portfolio                                                              as applicable)      Fees    as applicable)   Expenses

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA                                    0.66%           0.00%        0.01%         0.67%
  Oppenheimer Bond Fund/VA                                                 0.72            0.00         0.01          0.73
  Oppenheimer Capital Appreciation Fund/VA                                 0.68            0.00         0.02          0.70
  Oppenheimer High Income Fund/VA                                          0.74            0.00         0.01          0.75
  Oppenheimer Multiple Strategies Fund/VA                                  0.72            0.00         0.01          0.73
PBHG Insurance Series Fund, Inc.(7)
  PBHG Growth II Portfolio                                                 0.85            0.00         0.35          1.20
  PBHG Large Cap Growth Portfolio                                          0.68            0.00         0.42          1.10
Salomon Brothers Variable Series Funds Inc(8)
  Salomon Investors Fund                                                   0.70            0.00         0.28          0.98
  Salomon Strategic Bond Fund                                              0.80            0.00         0.20          1.00
  Salomon Total Return Fund                                                0.75            0.00         0.25          1.00

  * The fees and expenses reported for the Variable Insurance Products Fund
    (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement as applicable.

(1) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund during 1999 for the VIP Equity-Income Portfolio would have been total annual expenses of .56%, consisting of .48% management fees and .08% other expenses; for VIP Overseas Portfolio total annual expenses of .87%, consisting of .73% management fees and .14% other expenses; for VIP Growth Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.

(2) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund II during 1999 for VIP II Asset Manager Portfolio would have been total annual expenses of .62%, consisting of .53% management fees and .09% other expenses; for VIP II Contrafund Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund III during 1999 for VIP III Growth & Income Portfolio would have been total annual expenses of .59%, consisting of .48% management fees and .11% other expenses; for VIP III Growth Opportunities Portfolio total annual expenses of .68%, consisting of .58% management fees and .10% other expenses.

(4) GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been 0.50%, consisting of 0.44% in management fees and 0.06% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund for the period from May 1, 1999 through April 30, 2000, which limitation was discontinued effective May 1, 2000. Absent that expense limitation, the total annual expenses of the Fund would have been 0.72%, consisting of 0.65% in management fees and 0.07% in other expenses.

(5) Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding managment fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25% of each Fund's respective average daily net assets. The investment advisor may modify or discontinue any of the limitations. Absent reimbursements, the expenses during 1999 for Growth and Income Fund would have been total annual expenses of 1.22%, consisting of .75% management fees and .47% other expenses; for Mid Cap Value Fund and total annual expenses of 1.22%, consisting of .80% management fees and .42% other expenses.

(6) Janus Aspen Series expenses (except for Global Technology and Global Life Sciences Portfolios) are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fees for Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth, Balanced, and Income Portfolios. Expenses for Global Technology and Global Life Sciences Portfolios are based on the estimated expenses that those Portfolios expect to incur in their initial fiscal year.

    The 12b-1 fee deducted for the Janus Aspen Series (Service Shares) covers certain distribution and shareholder support services provided by the companies selling variable contracts investing in the Janus Aspen Series portfolios. The 12b-1 fee assessed against the Janus Aspen Series (Service Shares) held for the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.

(7) Absent certain fee waivers or reimbursements, the expenses of the portfolios of PBHG Insurance Series during 1999 for PBHG Large Cap Growth Portfolio total annual expenses would have been 1.17% consisting of .75% management fees and .42% other expenses.

(8) Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of Salomon Brothers Variable Series Fund during 1999 for Investors Fund would have been total annual expenses of 1.15%, consisting of .70% management fees and .45% other expenses; for Strategic Bond Fund would have been total annual expenses of 1.48%, consisting of .75% management fees and .73% other expenses; for Total Return Fund total annual expenses would have been 1.65%, consisting of .80% management fees and .85% other fees.

EXAMPLES


These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (shown above in Portfolio Annual Expenses), and assume that the applicable fee waivers and reimbursements will continue. We cannot guarantee that they will continue. The Janus Global Life Sciences Portfolio and Global Technology Portfolio did not exist as of December 31, 1999; therefore, the expenses for these Portfolios are based on the estimated expenses that the Portfolios expect to incur in their initial fiscal year. The examples also assume that the $25 policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is more than $75,000 at the time the charge is due). To the extent the examples reflect charges for the optional Guaranteed Minimum Death Benefit Rider, Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider, the examples assume that the maximum charges apply.


                                      * * *

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (including the GMDB, ODB and OEDB Rider):

1.   If you surrender* your Policy at the end of the applicable period:

                                                                                          Without GMDB, ODB and OEDB Riders
Investment Subdivision Investing In:                                                       1 Year 3 Years 5 Years 10 Years
Alger American Fund
  Alger American Growth Portfolio.........................................................   77.21  125.53  158.51   262.55
  Alger American Small Capitalization Portfolio...........................................   78.31  128.85  164.05   273.63
Federated Insurance Series
  Federated American Leaders Fund II......................................................   78.11  128.25  163.04   271.63
  Federated High Income Bond Fund II......................................................   77.21  125.53  158.51   262.55
  Federated Utility Fund II...............................................................   78.71  130.05  166.05   277.63
Fidelity Variable Insurance Products Fund (VIP)
  VIP Equity-Income Portfolio.............................................................   75.00  118.87  147.35   240.00
  VIP Growth Portfolio....................................................................   75.91  121.60  151.93   249.29
  VIP Overseas Portfolio..................................................................   78.41  129.15  164.55   274.63
Fidelity Variable Insurance Products Fund (VIP II)
  VIP II Asset Manager Portfolio..........................................................   75.61  120.70  150.41   246.21
  VIP II Contrafund Portfolio.............................................................   76.01  121.91  152.44   250.32
Fidelity Variable Insurance Products Fund (VIP III)
  VIP III Growth & Income Portfolio.......................................................   75.30  119.78  148.88   243.11
  VIP III Growth Opportunities Portfolio..................................................   76.21  122.51  153.46   252.37
GE Investments Funds, Inc.
  Global Income Fund......................................................................   76.71  124.02  155.99   257.48
  Income Fund.............................................................................   75.00  118.87  147.35   240.00
  International Equity Fund...............................................................   80.11  134.25  173.03   291.47
  Mid-Cap Value Equity Fund (formerly Value Equity Fund)..................................   76.41  123.12  154.47   254.42
  Money Market Fund.......................................................................   72.29  110.64  133.48   211.59
  Premier Growth Equity Fund..............................................................   76.11  122.21  152.95   251.35
  Real Estate Securities Fund.............................................................   78.71  130.05  166.05   277.63



                                       7

                                                                                        Without GMDB, ODB and OEDB Riders
Investment Subdivision Investing In:                                                  1 Year  3 Years 5 Years 10 Years
  S & P 500 Index Fund...............................................................    73.19  113.39  138.13   221.15
  Total Return Fund..................................................................    74.90  118.57  146.84   238.97
  U.S. Equity Fund...................................................................    75.40  120.09  149.39   244.14
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund...............................................    79.31  131.85  169.05   283.59
  Goldman Sachs Mid Cap Value Fund...................................................    79.81  133.35  171.54   288.52
Janus Aspen Series
  Aggressive Growth Portfolio........................................................    76.01  121.91  152.44   250.32
  Balanced Portfolio.................................................................    76.01  121.91  152.44   250.32
  Capital Appreciation Portfolio.....................................................    76.21  122.51  153.46   252.37
  Flexible Income Portfolio..........................................................    76.51  123.42  154.98   255.44
  Global Life Sciences Portfolio.....................................................    80.21  134.55  173.53   292.45
  Global Technology Portfolio........................................................    79.61  132.75  170.55   286.55
  Growth Portfolio...................................................................    76.01  121.91  152.44   250.32
  International Growth Portfolio.....................................................    76.91  124.63  157.00   259.51
  Worldwide Growth Portfolio.........................................................    76.31  122.82  153.96   253.39
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund.................................................    76.01  121.91  152.44   250.32
  Oppenheimer Bond Fund..............................................................    76.61  123.72  155.48   256.46
  Oppenheimer Capital Appreciation Fund..............................................    76.31  122.82  153.96   253.39
  Oppenheimer High Income Fund.......................................................    76.81  124.33  156.49   258.49
  Oppenheimer Multiple Strategies Fund...............................................    76.61  123.72  155.48   256.46
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio...........................................................    81.31  137.83  178.98   303.18
  PBHG Large Cap Growth Portfolio....................................................    80.31  134.85  174.03   293.43
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund.............................................................    79.11  131.25  168.05   281.60
  Salomon Strategic Bond Fund........................................................    79.31  131.85  169.05   283.59
  Salomon Total Return Fund..........................................................    79.31  131.85  169.25   283.59

*   surrender includes annuitization over a period of less than 5 years

2.   If you annuitize at the end of the applicable period, or do not surrender*:

                                                                                        Without GMDB, ODB and OEDB Riders
Investment Subdivision Investing In:                                                  1 Year  3 Years 5 Years 10 Years
Alger American Fund
  Alger American Growth Portfolio....................................................    23.21   71.53  122.51   262.55
  Alger American Small Capitalization Portfolio......................................    24.31   74.85  128.05   273.63
Federated Insurance Series
  Federated American Leaders Fund II.................................................    24.11   74.25  127.04   271.63
  Federated High Income Bond Fund II.................................................    23.21   71.53  122.51   262.55
  Federated Utility Fund II..........................................................    24.71   76.05  130.05   277.63
Fidelity Variable Insurance Products Fund (VIP)
  VIP Equity-Income Portfolio........................................................    21.00   64.87  111.35   240.00
  VIP Growth Portfolio...............................................................    21.91   67.60  115.93   249.29
  VIP Overseas Portfolio.............................................................    24.41   75.15  128.55   274.63
Fidelity Variable Insurance Products Fund (VIP II)
  VIP II Asset Manager Portfolio.....................................................    21.61   66.70  114.41   246.21
  VIP II Contrafund Portfolio........................................................    22.01   67.91  116.44   250.32
Fidelity Variable Insurance Products Fund (VIP III)
  VIP III Growth & Income Portfolio..................................................    21.30   65.78  112.88   243.11
  VIP III Growth Opportunities Portfolio.............................................    22.21   68.51  117.46   252.37

                                                                                           Without GMDB, ODB and OEDB Riders
Investment Subdivision Investing In:                                                     1 Year  3 Years 5 Years 10 Years
GE Investments Funds, Inc.
  Global Income Fund....................................................................    22.71   70.02  119.99   257.48
  Income Fund...........................................................................    21.00   64.87  111.35   240.00
  International Equity Fund.............................................................    26.11   80.25  137.03   291.47
  Mid-Cap Value Equity Fund (formerly Value Equity Fund)................................    22.41   69.12  118.47   254.42
  Money Market Fund.....................................................................    18.29   56.64   97.48   211.59
  Premier Growth Equity Fund............................................................    22.11   68.21  116.95   251.35
  Real Estate Securities Fund...........................................................    24.71   76.05  130.05   277.63
  S & P 500 Index Fund..................................................................    19.19   59.39  102.13   221.15
  Total Return Fund.....................................................................    20.90   64.57  110.84   238.97
  U.S. Equity Fund......................................................................    21.40   66.09  113.39   244.14
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund..................................................    25.31   77.85  133.05   283.59
  Goldman Sachs Mid Cap Value Fund......................................................    25.81   79.35  135.54   288.52
Janus Aspen Series
  Aggressive Growth Portfolio...........................................................    22.01   67.91  116.44   250.32
  Balanced Portfolio....................................................................    22.01   67.91  116.44   250.32
  Capital Appreciation Portfolio........................................................    22.21   68.51  117.46   252.37
  Flexible Income Portfolio.............................................................    22.51   69.42  118.98   255.44
  Global Life Sciences Portfolio........................................................    26.21   80.55  137.53   292.45
  Global Technology Portfolio...........................................................    25.61   78.75  134.55   286.55
  Growth Portfolio......................................................................    22.01   67.91  116.44   250.32
  International Growth Portfolio........................................................    22.91   70.63  121.00   259.51
  Worldwide Growth Portfolio............................................................    22.31   68.82  117.96   253.39
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund....................................................    22.01   67.91  116.44   250.32
  Oppenheimer Bond Fund.................................................................    22.61   69.72  119.48   256.46
  Oppenheimer Capital Appreciation Fund.................................................    22.31   68.82  117.96   253.39
  Oppenheimer High Income Fund..........................................................    22.81   70.33  120.49   258.49
  Oppenheimer Multiple Strategies Fund..................................................    22.61   69.72  119.48   256.46
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio..............................................................    27.31   83.83  142.98   303.18
  PBHG Large Cap Growth Portfolio.......................................................    26.31   80.85  138.03   293.43
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund................................................................    25.11   77.25  132.05   281.60
  Salomon Strategic Bond Fund...........................................................    25.31   77.85  133.05   283.59
  Salomon Total Return Fund.............................................................    25.31   77.85  133.05   283.59

*   surrender includes annuitization over a period of less than 5 years

EXAMPLES:       A Policyowner would pay the following expense on a $1,000
investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above:

3. If you surrender* your Policy at the end of the applicable period:


                                                                                           With the GMDB, ODB and OEDB Riders
Subdivision Investing In:                                                                  1 Year  3 Years  5 Years 10 Years
 Alger American Fund
   Alger American Growth Portfolio........................................................  83.27   151.05   203.87  359.21
   Alger American Small
     Capitalization Portfolio.............................................................  84.37   154.31   209.22  369.43
 Federated Insurance Series
   Federated American Leaders
     Fund II..............................................................................  84.17   153.71   208.25  367.58
   Federated High Income Bond
     Fund II..............................................................................  83.27   151.05   203.87  359.21
   Federated Utility Fund II..............................................................  84.77   155.49   211.16  373.12
 Fidelity Variable Insurance Products Fund (VIP)
   VIP Equity-Income Portfolio............................................................  81.07   144.51   193.09  338.38
   VIP Growth Portfolio...................................................................  81.97   147.19   197.51  346.96
   VIP Overseas Portfolio.................................................................  84.47   154.60   209.70  370.36
 Fidelity Variable Insurance Products Fund (VIP II)
   VIP II Asset Manager Portfolio.........................................................  81.67   146.30   196.04  344.11
   VIP II Contrafund Portfolio............................................................  82.07   147.49   198.00  347.91
 Fidelity Variable Insurance Products Fund (VIP III)
   VIP III Growth & Income Portfolio......................................................  81.37   145.40   194.56  341.25
   VIP III Growth Opportunities
         Portfolio........................................................................  82.27   148.08   198.99  349.80
 GE Investments Funds, Inc.
   Global Income Fund.....................................................................  82.77   149.57   201.43  354.52
   Income Fund............................................................................  81.07   144.51   193.09  338.38
   International Equity Fund..............................................................  86.16   159.61   217.90  385.90
   Mid Cap Value Equity Fund..............................................................  82.47   148.68   199.96  351.69
    (formerly Value Equity Fund)
   Money Market Fund......................................................................  78.37   136.10   178.56  306.48
   Premier Growth Equity Fund.............................................................  82.17   147.78   198.49  348.86
   Real Estate Securities Fund............................................................  84.77   155.49   211.16  373.12
   S & P 500 Index Fund...................................................................  54.00   139.12   184.17  320.96
   Total Return Fund......................................................................  80.97   144.21   192.59  337.42
   U.S. Equity Fund.......................................................................  81.47   145.70   195.06  342.20

 Goldman Sachs Variable Insurance Trust
   Goldman Sachs Growth & Income Fund.....................................................  85.36   157.26   214.05  378.62
   Goldman Sachs Mid Cap Value Fund.......................................................  85.86   158.73   216.46  383.18

 Janus Aspen Series
   Aggressive Growth Portfolio............................................................  82.07   147.49   198.00  347.91
   Balanced Portfolio.....................................................................  82.07   147.49   198.00  347.91
   Capital Appreciation Portfolio.........................................................  82.27   148.08   198.99  349.80
   Flexible Income Portfolio..............................................................  82.57   148.97   200.45  352.64
   Global Life Sciences Portfolio.........................................................  86.26   159.90   218.38  386.81
   Global Technology Portfolio............................................................  85.66   158.14   215.50  381.36
   Growth Portfolio.......................................................................  82.07   147.49   198.00  347.91
   International Growth Portfolio.........................................................  82.97   150.16   202.41  356.40
   Worldwide Growth Portfolio.............................................................  82.37   148.38   199.47  350.75

 Oppenheimer Variable Account Funds
   Oppenheimer Aggressive Growth Fund.....................................................  82.07   147.49   198.00  347.91
   Oppenheimer Bond Fund..................................................................  82.67   149.27   200.94  353.58
   Oppenheimer Capital
      Appreciation Fund...................................................................  82.37   148.38   199.47  350.75
   Oppenheimer High Income Fund...........................................................  82.87   149.86   201.92  355.46
   Oppenheimer Multiple Strategies
          Fund............................................................................  82.67   149.27   200.94  353.58

 PBHG Insurance Series Fund, Inc.
   PBHG Growth II Portfolio...............................................................  87.35   163.13   223.65  396.70
   PBHG Large Cap Growth Portfolio........................................................  86.36   160.20   218.86  387.71

 Salomon Brothers Variable Series Fund, Inc.
   Salomon Investors Fund.................................................................  85.17   156.67   213.09  376.79
   Salomon Strategic Bond Fund............................................................  85.36   157.26   214.05  378.62
   Salomon Total Return Fund..............................................................  85.36   157.26   214.05  378.62
* surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or do not surrender*:


                                                                                           With the GMDB, ODB and OEDB Riders
Subdivision Investing In:                                                                   1 Year  3 Years  5 Years  10 Years
 Alger American Fund
   Alger American Growth Portfolio.......................................................   29.27    97.05    167.87   359.21
   Alger American Small
     Capitalization Portfolio............................................................   30.37   100.31    173.22   369.43
 Federated Insurance Series
   Federated American Leaders Fund II....................................................   30.17    99.71    172.25   367.58
   Federated High Income Bond Fund II....................................................   29.27    97.05    167.87   359.21
   Federated Utility Fund II.............................................................   30.77   101.49    175.16   373.12
 Fidelity Variable Insurance Products Fund (VIP)
   VIP Equity-Income Portfolio...........................................................   27.07    90.51    157.09   338.38
   VIP Growth Portfolio..................................................................   27.97    93.19    161.51   346.96
   VIP Overseas Portfolio................................................................   30.47   100.60    173.70   370.36
 Fidelity Variable Insurance Products Fund (VIP II)
   VIP II Asset Manager Portfolio........................................................   27.67    92.30    160.04   344.11
   VIP II Contrafund Portfolio...........................................................   28.07    93.49    162.00   347.91
 Fidelity Variable Insurance Products Fund (VIP III)
   VIP III Growth & Income Portfolio.....................................................   27.37    91.40    158.56   341.25
   VIP III Growth Opportunities Portfolio................................................   28.27    94.08    162.99   349.80
 GE Investments Funds, Inc.
   Global Income Fund....................................................................   28.77    95.57    165.43   354.52
   Income Fund...........................................................................   27.07    90.51    157.09   338.38
   International Equity Fund.............................................................   32.16   105.61    181.90   385.90
   Mid Cap Value Equity Fund.............................................................   28.47    94.68    163.96   351.69
     (formerly Value Equity Fund)
   Money Market Fund.....................................................................   24.37    82.10    142.56   306.48
   Premier Growth Equity Fund............................................................   28.17    93.78    162.49   348.86
   Real Estate Securities Fund...........................................................   30.77   101.49    175.16   373.12
   S & P 500 Index Fund..................................................................   25.27    85.12    148.17   320.96
   Total Return Fund.....................................................................   26.97    90.21    156.59   337.42
   U.S. Equity Fund......................................................................   27.47    91.70    159.06   342.20
 Goldman Sachs Variable Insurance Trust
   Goldman Sachs Growth & Income Fund....................................................   31.36   103.26    178.05   378.62
   Goldman Sachs Mid Cap Value Fund......................................................   31.86   104.73    180.46   383.18
 Janus Aspen Series
   Aggressive Growth Portfolio...........................................................   28.07    93.49    162.00   347.91
   Balanced Portfolio....................................................................   28.07    93.49    162.00   347.91
   Capital Appreciation Portfolio........................................................   28.27    94.08    162.99   349.80
   Flexible Income Portfolio.............................................................   28.57    94.97    164.45   352.64
   Global Life Sciences Portfolio........................................................   32.26   105.90    182.38   386.81
   Global Technology Portfolio...........................................................   31.66   104.14    179.50   381.36
   Growth Portfolio......................................................................   28.07    93.49    162.00   347.91
   International Growth Portfolio........................................................   28.97    96.16    166.41   356.40
   Worldwide Growth Portfolio............................................................   28.37    94.38    163.47   350.75
 Oppenheimer Variable Account Funds
   Oppenheimer Aggressive Growth Fund....................................................   28.07    93.49    162.00   347.91
   Oppenheimer Bond Fund.................................................................   28.67    95.27    164.94   353.58
   Oppenheimer Capital Appreciation Fund.................................................   28.37    94.38    163.47   350.75
   Oppenheimer High Income Fund..........................................................   28.87    95.86    165.92   355.46
   Oppenheimer Multiple Strategies Fund..................................................   28.67    95.27    164.94   353.58

 PBHG Insurance Series Fund, Inc.
   PBHG Growth II Portfolio..............................................................   33.35   109.13    187.65   396.70
   PBHG Large Cap Growth Portfolio.......................................................   32.36   106.20    182.86   387.71
 Salomon Brothers Variable Series Fund, Inc.
   Salomon Investors Fund................................................................   31.17   102.67    177.09   376.79
   Salomon Strategic Bond Fund...........................................................   31.36   103.26    178.05   378.62
   Salomon Total Return Fund.............................................................   31.36   103.26    178.05   378.62

* surrender includes annuitization over a period of less than 5 years



OTHER POLICIES

We offer other variable annuity policies which also may invest in the same portfolios of the Funds offered under the Policy. These policies have different charges that could affect their investment subdivisions' performance, and they offer different benefits.


Synopsis


What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this prospectus may vary from your Policy. If your Policy Form is P1143 4/94, please see the Appendix. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy to you. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under Account 4 or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose a fixed or variable income payment. If you choose a variable income payment, we will base your periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See The Policy.

What are my variable investment choices? Through its 43 Investment Subdivisions, Account 4 uses your premium payments to purchase shares, at your direction, in one or more portfolios of the 11 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to Account 4 will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. See Account 4 -- Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and Account 4 subject to certain restrictions. See Transfers Before the Maturity Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the Policy. (Note: We waive this charge under certain conditions). See Surrender Charge.


We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of Account 4, including that portion of the account attributable to your premium payments. These charges consist of .15% as an administrative expense charge and 1.25% as a mortality and expense risk charge. Additionally, we may impose an annual $25 policy maintenance charge. We also charge for the optional GMDB, the ODB and the OEDB. For a complete discussion of all charges associated with the Policy, see Charges and Other Deductions.

If your state assesses a premium tax with respect to your Policy, then at the time your Policy incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Account Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Portfolio Annual Expenses. These expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of an Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See The Policy -- Transfers Before the Maturity Date and Income Payments -- Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax

Matters. A partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Account Value.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Home Office, and have us cancel the Policy within a certain number of days (usually 10 days from the date you receive the Policy, but some states require different periods).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund equal to your Account Value plus any charges we have deducted from premium payments prior to the allocation to Account 4 (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Policy. Or, if greater, and required by the law of your state, we will refund your premium payments (less any withdrawals previously taken). This calculation may change. See Return Privilege.

When are my allocations effective? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Investment Subdivisions you choose.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results


At times, Account 4 may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect portfolio charges and expenses, the administrative expense charge, the mortality and expense risk charge, and the annual policy maintenance charge. Total returns do not reflect the optional GMDB charge, the ODB charge or the OEDB charge. They also do not reflect any premium taxes. See Appendix B for further information.

Financial Statements

The consolidated financial statements for GE Life and Annuity Assurance Company, and GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Account 4

We established Account 4 as a separate investment account on August 19, 1987. Account 4 may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use Account 4 to support the Policy as well as for other purposes permitted by law.

Account 4 currently has 43 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net premium payments in accordance with your instructions among up to ten of the 43 Investment Subdivisions available under the Policy.

The assets of Account 4 belong to us. Nonetheless, we do not charge the assets in Account 4 attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of Account 4 shall, however, be available to cover the liabilities of our General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against Account 4 without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered Account 4 with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Account 4 meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of Account 4 by the SEC. You assume the full investment risk for all amounts you allocate to Account 4.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges. Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to Account 4. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 43 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may invest in up to ten Investment Subdivisions plus the Guarantee Account at any one time.

                                                                                            Adviser (and Sub-
                                                                                               Adviser, as
                             Investment Subdivision        Investment Objective                applicable)
                             -------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND      Alger American Growth        Seeks long-term capital            Fred Alger
                             Portfolio                    appreciation by                    Management, Inc.
                                                          focusing on growing
                                                          companies that
                                                          generally have broad
                                                          product lines,
                                                          markets, financial
                                                          resources and depth of
                                                          management. Under
                                                          normal circumstances,
                                                          the portfolio invests
                                                          primarily in the
                                                          equity securities of
                                                          large companies. The
                                                          portfolio considers a
                                                          large company to have
                                                          a market
                                                          capitalization of $1
                                                          billion or greater.
                             Alger American Small         Seeks long-term capital            Fred Alger
                             Capitalization Portfolio     appreciation by                    Management, Inc.
                                                          focusing on small,
                                                          fast-growing companies
                                                          that offer innovative
                                                          products, services or
                                                          technologies to a
                                                          rapidly expanding
                                                          marketplace. Under
                                                          normal circumstances,
                                                          the portfolio invests
                                                          primarily in the
                                                          equity securities of
                                                          small capitalization
                                                          companies. A small
                                                          capitalization company
                                                          is one that has a
                                                          market capitalization
                                                          within the range of
                                                          the Russell 2000
                                                          Growth Index or the
                                                          S&P(R) Small Cap 600
                                                          Index.
                             -------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES   Federated American Leaders   Seeks long-term growth             Federated Investment
                             Fund II                      of capital with a                  Management Company
                                                          secondary objective of
                                                          providing income.
                                                          Seeks to achieve its
                                                          objective by
                                                          investing, under
                                                          normal circumstances,
                                                          at least 65% of its
                                                          total assets in common
                                                          stock of "blue chip"
                                                          companies.

                                                                                         Adviser (and Sub-
                                                                                            Adviser, as
                         Investment Subdivision     Investment Objective                    applicable)
                         ------------------------------------------------------------------------------------

                         Federated High Income    Seeks high current income by               Federated Investment
                         Bond Fund II             investing primarily in a                   Management Company
                                                  diversified portfolio of
                                                  professionally managed
                                                  fixed-income securities. The
                                                  fixed income securities in
                                                  which the fund intends to
                                                  invest are lower-rated
                                                  corporate debt obligations,
                                                  commonly referred to as "junk
                                                  bonds". The risks of these
                                                  securities and their high
                                                  yield potential are described
                                                  in the prospectus for the
                                                  Federated Insurance Series,
                                                  which should be read carefully
                                                  before investing.
                         Federated Utility        Seeks high current income and             Federated Investment
                         Fund II                  moderate capital appreciation             Management Company
                                                  by investing primarily in equity
                                                  and debt securities of utility
                                                  companies.
                         -------------------------------------------------------------       -----------------------
FIDELITY VARIABLE        VIP Equity-Income        Seeks reasonable income and                Fidelity Management &
INSURANCE PRODUCTS       Portfolio                will consider the potential                Research Company;
FUND                                              for capital appreciation. The              beginning January 1,
                                                  fund also seeks a yield, which             2001, FMR Co., Inc.
                                                  exceeds the composite yield on             will subadvise
                                                  the securities comprising the
                                                  S&P 500 by investing primarily
                                                  in income-producing equity
                                                  securities and by investing in
                                                  domestic and foreign issuers.
                         VIP Growth Portfolio     Seeks capital appreciation by              Fidelity Management &
                                                  investing primarily in common              Research Company;
                                                  stocks of companies believed               beginning January 1,
                                                  to have above-average growth               2001, FMR Co., Inc.
                                                  potential.                                 will subadvise
                         VIP Overseas Portfolio   Seeks long-term growth of                  Fidelity Management &
                                                  capital by investing at least              Research Company (subadvised
                                                  65% of total assets in foreign             by Fidelity Management &
                                                  securities, primarily in                   Research (U.K.) Inc.,
                                                  common stocks.                             Fidelity Management &
                                                                                             Research (Far East) Inc.,
                                                                                             Fidelity International
                                                                                             Investments Advisors,
                                                                                             Fidelity International
                                                                                             Investment Advisors (U.K.)
                                                                                             Limited, and Fidelity
                                                                                             Investments Japan Limited;
                                                                                             beginning January 1, 2001,
                                                                                             FMR Co., Inc. will
                                                                                             subadvise)



                                                                                                    Adviser (and Sub-
                             Investment Subdivision          Investment Objective               Adviser, as applicable)
                             ------------------------------------------------------------------------------------------
FIDELITY VARIABLE            VIP II Asset Manager Portfolio  Seeks high total return with        Fidelity Management &
INSURANCE PRODUCTS                                           reduced risk over the long-term     Research Company
FUND II (VIP II)                                             by allocating assets among stocks,  (subadvised by Fidelity
                                                             bonds and short-term and money      Management & Research
                                                             market instruments.                 (U.K.) Inc., Fidelity
                                                                                                 Management & Research
                                                                                                 (Far East) Inc.,
                                                                                                 Fidelity
                                                                                                 Investments Japan
                                                                                                 Limited
                                                                                                 and Fidelity
                                                                                                 Investments
                                                                                                 Money Management, Inc;
                                                                                                 beginning January 1,
                                                                                                 2001, FMR Co., Inc.
                                                                                                 will subadvise)

                               VIP II Contrafund(R)          Seeks long-term capital             Fidelity Management &
                               Portfolio                     appreciation by                     Research Company
                                                             investing mainly in                 (subadvised by Fidelity
                                                             common stocks and in                Management & Research
                                                             securities of companies whose       (U.K.) Inc., Fidelity
                                                             value is believed to have not       Management & Research
                                                             been fully recognized by the        (Far East) Inc and Fidelity
                                                             public. This fund invests in        Investments Japan Limited;
                                                             domestic and foreign issuers.       beginning January 1, 2001,
                                                             This fund also invests in           FMR Co., will subadvise)
                                                             "growth" stocks, "value"
                                                             stocks, or both.



                               ------------------------------------------------------------------------------------------
FIDELITY VARIABLE              VIP III Growth & Income      Seeks high total return through a    Fidelity Management &
INSURANCE PRODUCTS             Portfolio                    combination of current income and    Research Company
FUND III (VIP III)                                          capital appreciation by investing a  (subadvised by Fidelity majority of assets in common stocks  Management & Research
                                                            with a focus on those that pay       (U.K.) Inc., Fidelity
                                                            current dividends and show           Management & Research
                                                            potential for capital appreciation.  (Far East) Inc. and
                                                                                                 Fidelity Investments Japan
                                                                                                 Limited; beginning
                                                                                                 January 1, 2001, FMR
                                                                                                 Co., Inc. will
                                                                                                 subadvise)
                               VIP III Growth               Seeks to provide capital growth by   Fidelity Management &
                               Opportunities                investing primarily in common stock  Research Company
                               Portfolio                    and other types of securities,       (subadvised by Fidelity
                                                            including bonds, which may be        Management & Research
                                                            lower-quality debt securities.       (U.K.) Inc., Fidelity
                                                                                                 Management & Research
                                                                                                 (Far East) Inc. and
                                                                                                 Fidelity Investments Japan
                                                                                                 Limited; beginning
                                                                                                 January 1, 2001, FMR
                                                                                                 Co., will subadvise)

                                                                                               Adviser (and Sub-
                                                                                                  Adviser, as
                            Investment Subdivision        Investment Objective                    applicable)
                            -------------------------------------------------------------------------------------
GE INVESTMENTS              Global Income Fund    Objective of providing high                GE Asset Management
FUNDS, INC.                                       total return, Emphasizing                  Incorporated (subadvised
                                                  current income and, to a Lesser            by GE Asset Managment
                                                  extent, capital appreciation.              Limited)
                                                  The Fund seeks to achieve this
                                                  objective by Investing
                                                  primarily in foreign and
                                                  Domestic income-bearing debt
                                                  securities and other foreign
                                                  and domestic income bearing
                                                  instruments. The Global Income
                                                  Fund is not "diversified" as
                                                  defined by the Investment
                                                  Company Act of 1940.
                                                  Therefore, the Fund may invest
                                                  a greater Percentage of its
                                                  assets in a particular Issuer
                                                  than the other Funds making it
                                                  More susceptible to adverse
                                                  Developments affecting a
                                                  single issuer. Nonetheless,
                                                  the Fund is subject to
                                                  Diversification requirements
                                                  arising under the federal tax
                                                  laws and a limitation on
                                                  concentration of investments
                                                  in a single industry.
                          Income Fund             Objective of providing maximum             GE Asset Management
                                                  income Consistent with prudent             Incorporated
                                                  investment Management and
                                                  preservation of capital by
                                                  investing primarily in
                                                  income-bearing debt securities
                                                  and other income bearing
                                                  instruments.
                          International Equity    Objective of providing                     GE Asset Management
                          Fund                    long-term growth of Capital by             Incorporated
                                                  investing primarily in foreign
                                                  Equity and equity-related
                                                  securities which the adviser
                                                  believes have long-term
                                                  potential for capital growth.
                          Mid-Cap Value Equity    Objective of providing long                GE Asset Management
                          Fund (formerly Value    term growth of Capital by                  Incorporated (Subadvised
                          Equity Fund)            investing primarily in common              by NWQ Investment Management
                                                  Stock and other equity                     Company)
                                                  securities of Companies that
                                                  the investment adviser
                                                  Believes are undervalued by
                                                  the Marketplace at the time of
                                                  purchase and that offer the
                                                  potential for above-average
                                                  growth of capital. Although
                                                  the current portfolio reflects
                                                  investments primarily within
                                                  the mid-cap range, the fund is
                                                  not restricted to investments
                                                  within any particular
                                                  capitalization and may in the
                                                  future invest a majority of
                                                  its assets in another
                                                  capitalization range.
                          Money Market Fund       Objective of providing highest             GE Asset Management
                                                  level of Current income as is               Incorporated
                                                  consistent with high Liquidity
                                                  and safety of principal by
                                                  Investing in various types of
                                                  good quality Money market
                                                  securities.

                                                                                              Adviser (and Sub-
                                                                                                Adviser, as
                            Investment Subdivision        Investment Objective                  applicable)
                            ---------------------------------------------------------------------------------------
                            Premier Growth        Objective of providing                     GE Asset Management
                            Equity Fund           long-term growth of capital as             Incorporated
                                                  well as future (rather than
                                                  current) income by investing
                                                  primarily in growth-oriented
                                                  equity securities.
                            Real Estate           Objective of providing maximum             GE Asset Management
                            Securities Fund       total return through current               Incorporated (Subadvised
                                                  income and capital                         by Seneca Capital Management,
                                                  appreciation by investing                  L.L.C.)
                                                  primarily in securities of
                                                  U.S. issuers that are
                                                  principally engaged in or
                                                  related to the real estate
                                                  industry including those that
                                                  own significant real estate
                                                  assets. The portfolio will not
                                                  invest directly in real
                                                  estate.
                            S&P 500 Index Fund(1) Objective of providing capital             GE Asset Management
                                                  appreciation and accumulation              Incorporated
                                                  of income that corresponds to              (Subadvised
                                                  the investment return of the               by State Street Global
                                                  Standard & Poor's 500                      Advisors)
                                                  Composite Stock Price Index
                                                  through investment in common
                                                  stocks comprising the Index.
                            Total Return Fund     Objective of providing the                 GE Asset Management
                                                  highest total return, composed             Incorporated
                                                  of current income and capital
                                                  appreciation, as is consistent
                                                  with prudent investment risk
                                                  by investing in common stock,
                                                  bonds and money market
                                                  instruments, the proportion of
                                                  each being continuously
                                                  determined by the investment
                                                  adviser.
                            U.S. Equity Fund      Objective of providing                     GE Asset Management
                                                  long-term growth of capital                Incorporated
                                                  through investments primarily
                                                  in equity securities of U.S.
                                                  companies.
                            ---------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE      Goldman Sachs Growth  Seeks long-term growth of                  Goldman Sachs Asset
INSURANCE TRUST (VIT)       and Income Fund       capital and growth of income,              Management
                                                  primarily through equity
                                                  securities that are considered
                                                  to have favorable prospects
                                                  for capital appreciation
                                                  and/or dividend-paying
                                                  ability.
                            Goldman Sachs Mid Cap Seeks long-term capital                    Goldman Sachs Asset
                            Value Fund (formerly  appreciation, primarily                    Management
                            Mid Cap Equity        through equity securities of
                            Fund)                 mid-cap companies with public
                                                  stock market capitalizations
                                                  within the range of the market
                                                  capitalization of companies
                                                  constituting the Russell
                                                  Midcap Index at the time of
                                                  investment (currently between
                                                  $400 million and $16 billion).
                            ---------------------------------------------------------------------------------------
JANUS ASPEN SERIES          Aggressive Growth     Non-diversified portfolio                  Janus Capital
                            Portfolio             pursuing long-term growth of               Corporation
                                                  capital. Pursues this
                                                  objective by normally
                                                  investing at least 50% of its
                                                  assets in equity securities
                                                  issued by medium-sized
                                                  companies.

(1) "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                                                           Adviser (and Sub-
                                                                                             Adviser, as
                          Investment Subdivision            Investment Objective             applicable)
                          --------------------------------------------------------------------------------------
                          Balanced Portfolio      Seeks long term growth of                  Janus Capital
                                                  capital. Pursues this                      Corporation
                                                  objective consistent with the
                                                  Preservation of capital and
                                                  balanced by Current income.
                                                  Normally invests 40-60% of its
                                                  assets in securities selected
                                                  primarily for their growth
                                                  potential and 40-60% of its
                                                  assets in securities selected
                                                  primarily for their income
                                                  potential.
                          Capital Appreciation    Non-diversified portfolio pursuing         Janus Capital
                          Portfolio               long-term growth of capital.               Corporation
                                                  Pursues this objective by
                                                  investing primarily in
                                                  common stocks of companies
                                                  of any size.
                          Flexible Income         Seeks maximum total return                 Janus Capital
                          Portfolio               consistent With preservation               Corporation
                                                  of capital. Total return is
                                                  expected to result from a
                                                  combination of income and
                                                  capital appreciation. The
                                                  portfolio pursues its
                                                  objective primarily by
                                                  investing in any type of
                                                  income-producing securities.
                                                  This portfolio may have
                                                  substantial holdings of
                                                  lower-rated debt securities
                                                  or "junk" bonds. The risks
                                                  of investing in junk bonds
                                                  are described in the
                                                  prospectus for Janus Aspen
                                                  Series, which should be read
                                                  carefully before investing.
                          Global Life Sciences    Seeks long-term growth of                  Janus Capital
                          Portfolio               capital. The Portfolio pursues             Corporation
                                                  this objective by Investing at
                                                  least 65% of its total assets
                                                  in securities of U.S. and
                                                  foreign companies that the
                                                  portfolio manager believes
                                                  have a life science
                                                  orientation. The portfolio
                                                  normally invests at least 25%
                                                  of its total assets, in the
                                                  aggregate, in the following
                                                  industry groups: health care;
                                                  pharmaceuticals; agriculture;
                                                  cosmetics/personal care; and
                                                  biotechnology.
                          Global Technology       Seeks long-term growth of                  Janus Capital
                          Portfolio               capital. The Portfolio pursues             Corporation
                                                  this objective by Investing at
                                                  least 65% of its total assets
                                                  in securities of U.S. and
                                                  foreign companies that the
                                                  portfolio manager believes
                                                  will benefit significantly
                                                  from advances or improvements
                                                  in technology.
                          Growth Portfolio        Seeks long-term capital growth             Janus Capital
                                                  consistent With the                        Corporation
                                                  preservation of capital and
                                                  Pursues its objective by
                                                  investing in Common stocks of
                                                  companies of any size.
                                                  Emphasizes larger, more
                                                  established Issuers.

                                                                                                Adviser (and Sub-
                                                                                                   Adviser, as
                              Investment Subdivision     Investment Objective                      applicable)
                              ----------------------------------------------------------------------------------------
                              International Growth    Seeks long-term growth of              Janus Capital
                              Portfolio               capital. Pursues this                  Corporation
                                                      objective primarily
                                                      through investments in
                                                      common stocks of issuers
                                                      located outside the United
                                                      States. The portfolio
                                                      normally invests at least
                                                      65% of its total assets in
                                                      securities of issuers from
                                                      at least five different
                                                      countries, excluding the
                                                      United States.
                              Worldwide Growth        Seeks long-term capital                Janus Capital
                              Portfolio               growth in a manner                     Corporation
                                                      consistent with the
                                                      preservation of capital.
                                                      Pursues this objective by
                                                      investing in a diversified
                                                      portfolio of common stocks
                                                      of foreign and domestic
                                                      issuers of all sizes.
                                                      Normally invests in at
                                                      least five different
                                                      countries including the
                                                      United States.
                              ----------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE         Oppenheimer Aggressive   Seeks to achieve capital               OppenheimerFunds, Inc.
ACCOUNT FUNDS                Growth Fund/VA           appreciation investing
                                                      mainly in common stocks of
                                                      companies in the United
                                                      States believed by the
                                                      fund's investment manager,
                                                      OppenheimerFunds Inc., to
                                                      have significant growth
                                                      potential.
                              Oppenheimer Bond        Seeks high level of                    OppenheimerFunds, Inc.
                              Fund/VA                 current income and capital
                                                      appreciation when
                                                      consistent with its
                                                      primary objective of high
                                                      income. Under normal
                                                      conditions this fund will
                                                      invest at least 65% of its
                                                      total assets in investment
                                                      grade securities.
                              Oppenheimer Capital     Seeks capital appreciation             OppenheimerFunds, Inc.
                              Appreciation            from investments in
                              Fund/VA                 securities of well-known
                                                      and established companies.
                                                      Such securities generally
                                                      have a history of earnings
                                                      and dividends and are
                                                      issued by seasoned
                                                      companies (having an
                                                      operating history of at
                                                      least five years,
                                                      including predecessors).
                              Oppenheimer High        Seeks high current income              OppenheimerFunds, Inc.
                              Income Fund/VA          from investments in high
                                                      yield fixed income
                                                      securities, including
                                                      unrated securities or
                                                      high-risk securities in
                                                      lower rating categories.
                                                      These securities may be
                                                      considered speculative.
                                                      This fund may have
                                                      substantial holdings of
                                                      lower-rated debt
                                                      securities or "junk"
                                                      bonds. The risks of
                                                      investing in junk bonds
                                                      are described in the
                                                      prospectus for the
                                                      Oppenheimer Variable
                                                      Account Funds, which
                                                      should be read carefully
                                                      before investing.

                                                                                                Adviser (and Sub-
                                                                                                   Adviser, as
                               Investment Subdivision   Investment Objective                       applicable)
                               ---------------------------------------------------------------------------------------
                               Oppenheimer Multiple   Seeks total investment                 OppenheimerFunds, Inc.
                               Strategies             return (which includes
                               Fund/VA                current income and capital
                                                      appreciation in the values
                                                      of its shares) from
                                                      investments in common
                                                      stocks and other equity
                                                      securities, bonds and
                                                      other debt securities, and
                                                      "money market" securities.
                               ---------------------------------------------------------------------------------------
PBHG INSURANCE SERIES         PBHG Growth II          Seeks to achieve capital               Pilgrim Baxter &
FUND, INC.                    Portfolio               appreciation by investing              Associates, Ltd.
                                                      at least 65% of its total
                                                      assets in the growth
                                                      securities (primarily
                                                      common stocks) of small
                                                      and medium sized companies
                                                      (market capitalization or
                                                      annual revenues between
                                                      $500 million and $10
                                                      billion) that, in the
                                                      adviser's opinion, have an
                                                      outlook for strong
                                                      earnings growth and
                                                      capital appreciation
                                                      potential.
                                PBHG Large Cap        Seeks long term growth of              Pilgrim Baxter &
                                Growth Portfolio      capital obtained by                    Associates, Ltd.
                                                      investing at least 65% of
                                                      its total assets in growth
                                                      securities (primarily
                                                      common stocks) of large
                                                      capitalization companies
                                                      (market capitalization
                                                      over $1 billion) that, in
                                                      the adviser's opinion,
                                                      have an outlook for strong
                                                      earnings growth and
                                                      capital appreciation
                                                      potential.
                               ---------------------------------------------------------------------------------------
SALOMON BROTHERS               Salomon Investors      Seeks long-term growth of              Salomon Brothers
VARIABLE SERIES FUNDS          Fund                   capital with current                   Asset Management Inc
INC.                                                  income as a secondary
                                                      objective, primarily
                                                      through investments in
                                                      common stocks of
                                                      well-known companies.
                               Salomon Strategic      Seeks high level of                    Salomon Brothers
                               Bond Fund              current income with                    Asset Management Inc
                                                      capital appreciation as a
                                                      secondary objective,
                                                      through a globally diverse
                                                      portfolio of fixed-income
                                                      investments, including
                                                      lower-rated fixed income
                                                      securities commonly known
                                                      as junk bonds.
                               Salomon Total          Seeks to obtain                        Salomon Brothers
                               Return Fund            above-average income by                Asset Management Inc
                                                      primarily investing in a
                                                      broad variety of
                                                      securities, including
                                                      stocks, fixed-income
                                                      securities and short-term
                                                      obligations.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Account 4. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios.

CHANGES TO ACCOUNT 4 AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which Account 4 participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. The new portfolio may have higher fees and charges than the portfolio it replaced. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate an Investment Subdivision without prior notice to you and before approval of the SEC. Not all Investment Subdivisions may be available to all classes of Policies.

If permitted by law, we may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of Account 4 to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account, nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account, and the General Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. (See Transfers Before the Maturity Date.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to a Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of Policies.)

Charges and Other Deductions

All of the charges described in this section apply to Account Value allocated to Account 4. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

o   processing applications for and issuing the Policies;

o   maintaining records;

o   administering annuity payouts;

o furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

o   reconciling and depositing cash receipts;

o   providing Policy confirmations and periodic statements;

o   providing toll-free inquiry services; and

o   furnishing telephone transaction services.

The risks we assume include:

o   the risk that the Death Benefits will be greater than the Surrender Value;

o the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

o the risk that more Owners than expected will qualify for waivers of the surrender charges; and

o the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

SURRENDER CHARGE

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender. If your policy form is P1143 4/94, your surrender charge provisions may vary from those discussed below. Please see the Appendix.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is no Account Value in Account 4, we will deduct the charge proportionally from all monies in the Guarantee Account. The surrender charge is as follows:

           Number of Full and Partially         Surrender Charge as a Percentage
              Completed Years Since              of the Surrendered or Partially
         We Received the Premium Payment           Surrendered Premium Payment
                   Year                                    Percentage
                   ----                                    ----------
                    1                                          6%
                    2                                          6%
                    3                                          6%
                    4                                          6%
                    5                                          4%
                    6                                          2%
                7 or more                                      0%

We do not assess the surrender charge on surrenders:

o   of amounts representing gain (as defined below);

o   of free withdrawal amounts (as defined below);

o if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

o   if a waiver of surrender charge provision applies; or

o   if taken upon the death of the Annuitant.

You may withdraw any gain in your Policy free of any surrender charge. We calculate gain in the Policy as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a)  is the Account Value on the date we receive your surrender request;

(b)  is the total of any partial surrenders previously taken;

(c)  is the total of premium payments made; and

(d)  is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each Policy year without a surrender charge (the "free withdrawal amount"). The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Policy (provided the confinement began, or the illness was diagnosed, at least one year after the Policy Date). If you surrender the Policy under the terminal illness waiver, please remember that we will pay your Account Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Policy.

DEDUCTIONS FROM ACCOUNT 4

We deduct from Account 4 an amount, computed daily, at an annual rate of 1.40% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from Account 4 are reflected in your Account Value.

OTHER CHARGES


CHARGES FOR OPTIONAL DEATH BENEFITS

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit ("GMDB"), the Optional Death Benefit ("ODB") and/or the Optional Enhanced Death Benefit (OEDB). For the optional Guaranteed Minimum Death Benefit ("GMDB") and the Optional Death Benefit ("ODB"), we deduct these charges against the Account Value in Account 4 at each anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced Death Benefit(s). For the Optional Enhanced Death Benefit ("OEDB"), at each anniversary, we deduct this charge against the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year. At surrender, the charge is made against the average of the Account Value at the beginning of the current Policy year and the Account Value at surrender. We will allocate the annual optional GMDB charge, ODB charge and/or OEDB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the optional GMDB, the ODB and/or the OEDB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account. At full surrender, we will charge you a pro-rata portion of the annual charge.

For the optional Guaranteed Minimum Death Benefit, we guarantee that this charge will never exceed an annual rate of 0.35% of the prior year's average Guaranteed Minimum Death Benefit.

For the elective Optional Death Benefit, we guarantee that this charge will never exceed an annual rate of 0.25% of your Account Value.

For the elective Optional Enhanced Death Benefit, we currently charge .20% times the average Account Value. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your Account Value.

POLICY MAINTENANCE CHARGE

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is more than $75,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to Account 4, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

DEDUCTIONS FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from Account Value when incurred or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3%.

OTHER CHARGES AND DEDUCTIONS

Each portfolio incurs certain fees and expenses. To pay for these charges, the Fund makes deductions from its assets. The deductions are described more fully in each Fund's Prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer. This charge is at cost with no profit to us.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is an individual flexible premium variable deferred annuity Policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

The discussion about the Policy in this Prospectus relates to Policies that use policy form P1150 10/98. If your policy form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in this Prospectus. Please see Appendix A for a description of these features in your Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. We will apply any additional premium payments you make on the Valuation Day we receive them.

To apply for a Policy, you must be of legal age in a state where we may lawfully sell the Policies and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the Policies. The Annuitant cannot be older than age 85, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of Account 4 are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason.

The minimum initial premium payment is $5,000 (or $2,000 if your Policy is an IRA Policy). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Policies ($200 in the case of certain bank drafts), $50 for IRA Policies and $100 for other Qualified Policies.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or Guarantee Account, according to your instructions. You may allocate premium payments to up to ten Investment Subdivisions at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or guarantee period must be a whole percentage and not less than $100. Upon allocation to the appropriate Investment Subdivisions we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an Accumulation Unit for that Investment Subdivision on the Valuation Day on which we receive any additional premium payment at our Home Office if received before 4:00 p.m., New York time. If we receive the additional premium payment at or after 4:00 p.m., New York time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of Account 4 and the fees and expenses of the portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any premium payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Investment Subdivision for a Valuation

Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of Account 4 and the Guarantee Account, subject to certain conditions. We process transfers among the Investment Subdivisions of Account 4 and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivision of the Separate Account or the Guarantee Account. We may postpone transfers to, from, or among the Investment Subdivisions of Account 4, under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation of a Guarantee Account to an Investment Subdivision. Unless you are participating in the Dollar-Cost Averaging Program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Investment Subdivisions. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation.

Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of Account 4 and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, all transfers under the Policy are free. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

(i) if any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

(ii) if the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

(iii) if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See Transfers by Third Parties.)

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE TRANSACTIONS

We permit certain telephone transactions (including transfers) as described in this Prospectus. We may be liable for losses resulting from unauthorized or fraudulent telephone transactions if we fail to employ reasonable procedures to confirm that the telephone instructions that we receive are genuine. Therefore, we will employ means to prevent unauthorized or fraudulent telephone requests, such as sending written confirmation, recording telephone requests, and/or requesting other identifying information. In addition, we will require written authorization before allowing you to make telephone transactions. We reserve the right to limit telephone transactions.

To request a telephone transaction, you should call our Annuity Customer Service Line at 1-800-352-9910. We will record all telephone transaction requests. We will execute transfer requests received before the close of regular trading of the New York Stock Exchange for that Valuation Day at that day's prices. We will execute requests received after that time on the next Valuation Day at that day's prices.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, as described in your Policy, we may limit or disallow transfers made by a third party.

ON LINE TRANSFERS

We permit certain transactions to be performed through an electronic process using the Internet (including transfers). We may be liable for losses resulting from unauthorized or fraudulent electronic transactions if we fail to employ reasonable procedures to confirm that the electronic instructions that we receive our genuine. Therefore, we will employ means to prevent unauthorized or fraudulent electronic requests, such as sending written confirmation, retaining a record of electronic requests, and/or requesting other identifying information. Unless you notify us in writing not to authorize electronic transactions, such transaction will also be accepted on your behalf from your registered representative. We reserve the right to limit electronic transactions.

To request an electronic transaction, you should go to the Universal Resource Locator ("URL") established for such purposes, http://GEFinancialService.com. We will execute transfer requests received before the close of regular trading on the New York Stock Exchange on a Valuation Day at that day's prices. We will execute requests received after that time on the next Valuation Day at that day's prices.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by selecting the program on the application, completing a dollar-cost averaging agreement, or calling our Annuity Customer Service Line. To use the dollar-cost averaging program, you must transfer at least $100 from an Investment Subdivision or a guarantee period with each transfer. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision or the guarantee period from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The dollar-cost averaging program will start 30 days after we receive your instructions and your premium, unless you specify an earlier date.

With regard to dollar-cost averaging from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a Guarantee Account with a new guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Surrenders

SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $500 or that reduces Account Value to less than $5,000. If your partial surrender request would reduce Account Value to less than $5,000, we will surrender only that amount of Account Value that would reduce the remaining Account Value to $5,000 and deduct any surrender charge from the amount you surrendered. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge and any optional benefit charges) on the Valuation Day we receive a request for surrender less any applicable surrender charge and any applicable premium tax. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

You may indicate, in writing or by calling our Annuity Customer Service Line, from which Investment Subdivisions or guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Investment Subdivisions of Account 4 on a pro-rata basis, in proportion to the Account Value in Account 4. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN POLICIES

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Policies, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

You may elect in writing on our form to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Payments can begin at any time after 30 days from the Policy Date unless we allow an earlier date. Your systematic withdrawals in a Policy year may not exceed the amount which is not subject to a surrender charge. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in Account 4 is not sufficient to accomplish the withdrawal, we will take any Account Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

o  you may request only one such change in a calendar quarter; and

o if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $5,000. If a systematic withdrawal would cause the Account Value to be less than $5,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Policy year free under the free withdrawal privilege.

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue systematic withdrawals upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere. If your policy form is P1143 4/94, please see Appendix A for a description of certain provisions of your Death Benefit.

The Death Benefit equals the sum of (a) and (b) where: (a) is the Account Value as of the date we receive due proof of death, and (b) is the excess, if any, of the unadjusted Death Benefit (as defined below) as of the date of the Annuitant's death over the Account Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted Death Benefit varies based on the Annuitant's age at the time we issued the Policy and on the number of Policy years elapsed since you purchased the Policy.

For a Policy issued with an Annuitant who was age 80 or younger on the Policy
Date:

1. If the Annuitant dies during the first six Policy years, the unadjusted Death Benefit is the greater of:

     (i)  Account Value determined as of the date of the Annuitant's death; or

     (ii) the total of premium payments made adjusted by the proportion that any partial surrender (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

2. If the Annuitant dies after the first six Policy years, the unadjusted Death Benefit is the greater of:

     (i)  Account Value determined as of the date of the Annuitant's death; or

     (ii) the unadjusted Death Benefit on the last day of the preceding 6-year Death Benefit period, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

For a Policy issued with an Annuitant who was age 81 or older on the Policy
Date:

The unadjusted Death Benefit is the greater of:

     (ii) Account Value determined as of the date of the Annuitant's death; or

     (ii) The total of premium payments made adjusted by the proportion that any partial surrenders (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

This benefit may not apply in your state. If it does not, the unadjusted Death Benefit is the Account Value determined as of the date of the Annuitant's death.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no partial surrenders and no additional premium payments, (iii) is not subject to premium taxes, and (iv) the Annuitant's age is 80 or younger on the Policy Date, then:

                             Issue                       Account                    Unadjusted
                             Year                         Value                  Death Benefit
                             ------------------------------------------------------------------
                             Issue                      $ 100,000                   $  100,000
                             1                          $ 110,000                   $  110,000
                             2                          $  90,000                   $  100,000
                             3                          $  80,000                   $  100,000
                             4                          $ 120,000                   $  120,000
                             5                          $ 130,000                   $  130,000
                             6                          $ 150,000                   $  150,000
                             7                          $ 160,000                   $  160,000
                             8                          $ 130,000                   $  150,000
                             9                          $  90,000                   $  150,000
                             10                         $ 170,000                   $  170,000
                             11                         $ 140,000                   $  150,000
                             12                         $ 135,000                   $  150,000
                             13                         $ 120,000                   $  150,000

The purpose of this example is to show how the unadjusted Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the unadjusted Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                                                                                       Unadjusted
                                         Purchase                  Account                  Death
                      Date                Payment                   Value                 Benefit
                      ----------------------------------------------------------------------------
                      3/31/00            $ 10,000                  $10,000                $10,000
                      3/31/08                                       20,000                 20,000
                      3/31/09                                       14,000                 20,000

If a partial surrender of $7,000 is made on March 31, 2009, the unadjusted Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Policy upon the first death of:

o  an Owner or Joint Owner, or

o the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

(1)  Owner or Joint Owners;

(2)  Primary Beneficiary;

(3)  Contingent Beneficiary; or

(4)  Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).


o Spouses-- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was an Annuitant, the surviving spouse will automatically become the new sole Annuitant. Any Joint Annuitant will be removed from the Policy. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Account Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit, including any optional enhanced Death Benefit on that date. Any increase in the Account Value will be allocated to the Subaccounts using the purchase payment allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a Policy for the new Account Value on the date we received due proof of death. It will be based on the new Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if your spouse had purchased the Policy on the original Policy Date.

o Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

   (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

   (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

   (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the surrender value of the Policy within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a Monthly Income Benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies. We show the amount of proceeds below.

                    Person Who Died                    Proceeds Paid
                  ---------------------------------------------------------------------
                  Owner or Joint Owner              Surrender Value
                  (who is not the Annuitant)
                  ---------------------------------------------------------------------
                  Owner or Joint Owner              Death Benefit
                  (who is the Annuitant)
                  ---------------------------------------------------------------------
                  Annuitant                         Death Benefit
                  ---------------------------------------------------------------------

Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Policy.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT RIDER

If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit Rider (the "GMDB Rider") is in effect, the Designated Beneficiary may elect the Death Benefit, described below, in lieu of the Death Benefit otherwise payable. (The Death Benefit under the GMDB Rider may be referred to in our marketing materials as the "Six Percent EstateProtector".) If your policy form is P1143 4/94, please see Appendix A for a description of the GMDB which may apply under your Policy.

If the GMDB Rider applies, the Death Benefit will be the greater of: (i) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (ii) the Guaranteed Minimum Death Benefit on the date we receive due proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the initial premium payment. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of:

(A) the total of all premium payments received, multiplied by two, adjusted by the proportion by which any partial surrenders (including applicable surrender charges) made before or during that Valuation Period reduced Account Value;

(B) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments made during the current Valuation Period adjusted by the proportion by which any partial surrender including any applicable surrender charge reduced Account Value during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in the Money Market Investment Subdivision, the increase factor will be calculated as the lesser of:
(1) the net investment factor (an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

We charge you for this benefit. This charge will not exceed .35% of the prior year's average Guaranteed Minimum Death Benefit. See Charges for Optional Death Benefits. Amounts payable under the Guaranteed Minimum Death Benefit Rider are subject to the distribution rules described above.

The optional GMDB Rider may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

OPTIONAL DEATH BENEFIT

The Optional Death Benefit Rider (which may be referred to as the "Annual EstateProtector" in our marketing materials) provides for an annual step-up in death benefit, as described below. The Designated Beneficiary may elect the Optional Death Benefit at any time after the Annuitant's death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. If your policy form is P1143 4/94, please see Appendix A for a description of the Optional Death Benefit that may apply to your Policy.

The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (2) the minimum Death Benefit described below.

During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premium payments made, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total premium payments made since that date, adjusted for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date.

Your election of the Optional Death Benefit Rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider.

The Optional Death Benefit Rider may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

We charge you for this benefit. This charge will not exceed .25% of Account Value. See Charges for Optional Death Benefits.


OPTIONAL ENHANCED DEATH BENEFIT

The optional enhanced Death Benefit (which may be referred to as "GE Principal Protector (SM)" in our marketing materials)adds an extra feature and coordinates with the basic Death Benefit and, if applicable, the optional Death Benefit.

The optional enhanced Death Benefit varies based on the age of the Annuitant at issue. The optional enhanced Death Benefit will never be less than zero.

If the Annuitant is, or if there is a joint Annuitant, both the Annuitant and joint Annuitant are age 70 or younger at issue, the optional enhanced Death Benefit equal to 40% of (a) minus (b), where: (a) is the Account Value as of the date of death; and (b) is the sum of premiums paid and not previously withdrawn or surrendered.

The optional enhanced Death Benefit cannot exceed 70% of premiums paid as adjusted for withdrawals or partial surrenders.

If the Annuitant or the joint Annuitant, if applicable, is older than age 70 at issue, the optional enhanced Death Benefit is equal to 25% of (a) minus (b), where:
    (a) is the Account Value as of the date of death; and

    (b) is the sum of premiums paid and not previously withdrawn or surrendered.

The optional enhanced Death Benefit cannot exceed 40% of premiums paid as adjusted for withdrawals or partial surrenders.

Under both age scenarios listed above, withdrawals or partial surrenders are taken first from gain. For purposes of this benefit, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero where:

    (a) is the Account Value on the date we receive your withdrawal or surrender request:
    (b) is the total of any withdrawals or surrenders, excluding surrender charges, previously taken;
    (c) is the total of premiums paid; and
    (d) is the total of any gain previously withdrawn.

You may only elect the optional enhanced Death Benefit when you apply for a Contract. Once elected, the benefit will remain in effect while your Policy is in force until Income Payments begin. This benefit cannot otherwise be terminated.

We charge you an additional amount for the optional enhanced Death Benefit. Currently this amount is .20% times the average Account Value at the beginning of the previous Policy year and at the end of the previous Policy year. We guarantee that this charge will not exceed .35% times the average Account Value, as described above. See Charges for the Optional Enhanced Death Benefit

The optional enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant or Joint Annuitant, if applicable, cannot be older than age 75 at the time of issue unless we approve a different age.

The purpose of the following example is to show how the unadjusted Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy. Assume a Policy is purchased with an Annuitant age 65 at the time of issue. No withdrawals are made prior to the death of the Annuitant.

--------------- ------------- --------------------- ------------- ------------------- --------------------------------
Date            Premium       Account Value         Gain          Death Benefit       Optional Enhanced Death Benefit
--------------- ------------- --------------------- ------------- ------------------- --------------------------------
8/01/00         100,000       100,000               0             100,000             0
--------------- ------------- --------------------- ------------- ------------------- --------------------------------
8/01/01                       300,000               200,000       300,000             70,000
--------------- ------------- --------------------- ------------- ------------------- --------------------------------

There are important things you should consider before you purchase the optional enhanced Death Benefit. These include:

o The optional enhanced Death Benefit does not guarantee that any amounts under the rider will become payable at death. Market declines resulting in your Account Value being less than your purchase payments made and not previously withdrawn may result in no enhanced Death Benefit being payable.
o Once you purchase the optional enhanced Death Benefit, you cannot cancel it. This means that even if the investment performance of the portfolios is such that as would result in a Death Benefit that is sufficient to meet your needs, we still will assess the optional enhanced Death Benefit charges.
o Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced Death Benefit option, as well as other aspects of the Contract.

Income Payments

The Maturity Date is provided in the Policy, unless changed after issue. You may change the Maturity Date to any date at least ten years after the date of the last purchase payment. The Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date. To make a change, send written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum maturity age. If you change the Maturity Date, Maturity Date will then mean the new Maturity Date you selected. (Please note the following exception: Policies issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Policy, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. The Policy provides that all or part of the Account Value may be used to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income For A Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income Of A Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life And Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Maturity Date, you may change:

o your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date);

o  your optional payment plan;

o  the allocation of your investment among the Investment Subdivisions; and

o the Owner, joint Owner, primary beneficiary, contingent beneficiary, and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed Income Payments will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1.   The maturity value;

2. The annuity tables contained in the Policy including the settlement age tables;

3.   The optional payment plan selected; and

4.   The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1.   First, we determine the dollar amount of the first income payment; then

2. we allocate that amount to the Investment Subdivisions according to your instructions; then

3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Account Value. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date.

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

o An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

o The investments of Account 4 must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

o The Owner's right to choose particular investments for a Policy must be limited; and

o The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in Account 4 must be diversified: For a Policy to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as Account 4 must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Account 4 are adequately diversified. If Account 4 fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Account 4 will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of Account 4 and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of Account 4.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.


Your Policy imposes mortality charges relating to the Death Benefit, including any optional GMDB Rider, ODB Rider and/or OEDB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy -- without receiving a payment equal to your Policy's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

o If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

o If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

o If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

o If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

o  you receive on or after you reach age 59 1/2,

o  you receive because you became disabled (as defined in the tax law),

o  a beneficiary receives on or after the death of the Owner, or

o you receive as a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

o If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

o If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

o the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

o  the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified retirement plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Policies. Some of the different types of Qualified Policies include:

o  Individual Retirement Accounts and Annuities ("Traditional IRAs")

o  Roth IRAs

o  Simplified Employee Pensions ("SEP's")

o Savings Incentive Matched Plan for Employees ("SIMPLE plans", including "SIMPLE IRAs")

o Public school system and tax-exempt organization annuity plans ("403(b) plans")

o Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

o  Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

o Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Retirement Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified retirement plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by the optional GMDB Rider, the ODB Rider or the Optional Enhanced Death Benefit Rider, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, Roth IRA or SIMPLE IRA could result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Policies Compared With Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

o The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

o The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

o The Code does not allow a deduction for premium payments made for Non-Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified retirement plans and Qualified Policies vary with the type of plan and Policy. For example:

o Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

o Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

Amounts Received Under Qualified Policies. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Policies there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified Policy:
For example, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

o  received on or after the Owner reaches age 59 1/2,

o received on or after the Owner's death or because of the Owner's disability (as defined in the tax law),

o received as a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer, or

o  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Policy or Qualified Retirement Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Policies and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans.

(The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of Account 4. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by Account 4. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by Account 4, we may impose a charge against Account 4 to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in Account 4 at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Account 4 -- Investment Subdivisions.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy.

Distribution of the Policies


DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker/dealers (including our affiliate, Terra Securities Corporation) will sell the Policies. These broker/dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage will also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.

COMMISSIONS

We pay commissions and other expenses associated with the promotion and sales of the Policies to broker/dealers. Broker/dealers may receive aggregate commissions of up to 7.00% of your aggregate purchase payments.

Under certain circumstances and in exchange for lower initial commissions, certain sellers of the Policies may be paid a persistency trail commission which will take into account, among other things, the length of time purchase payments have been held under the Policy, and Account Values. A trail commission is not anticipated to exceed, on an annual basis, 1.00% of the Account Values considered in connection with the trail commission. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker/dealer with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees assessed against the Janus Aspen Series (Service Shares) as compensation for providing certain distribution and shareholder support services.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Policy, it will be void. Unless state law requires that we return your premium payments, the amount of the refund you receive will equal the Account Value less any adjustments required by applicable law or regulation on the date we receive the Policy, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the greater of (1) the Account Value without any surrender charges, plus any amount deducted from your premium payments before we allocated them to Account 4 (excluding any charges the portfolios may have deducted), and
(2) the premium payments made less any withdrawals you previously made. In certain states, you may have more than 10 days to return the Policy for a refund.

Once we change our allocation procedure with respect to the free-look period (see Allocation of Premium Payments), the amount of the refund in states that require that premium payments be returned will equal the premium payments made less any withdrawals you previously made.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to Account 4. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about Account 4, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account 4.

Condensed Financial Information

Financial statements for Account 4 and consolidated financial statements for GE Life & Annuity (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:




                                              Accumulation  Accumulation                Accumulation  Accumulation     No. of
                                               Unit Values   Unit Values    No. of       Unit Values   Unit Values    Units as
                                                  as of        as of      Units as of       as of         as of          of
                   FUNDS                         1/03/00      12/31/99     12/31/99        1/04/99       12/31/98      12/31/98
--------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Growth Portfolio                  25.72        25.69       8,583,493        19.38        19.48       5,605,283
  Alger American Small Capitalization
    Portfolio                                      16.96        17.04       6,310,836        11.93        12.05       6,082,414
Federated Insurance Series
  Federated American Leaders Fund II               17.24        17.58       4,554,700        16.73        16.72       3,955,083
  Federated High Income Bond Fund II               15.29        15.32       3,376,105        15.22        15.19       2,977,691
  Federated Utility Fund II                        18.53        18.87       2,483,985        18.78        18.82       1,950,915
Fidelity Variable Insurance Products Fund
  VIP Equity-Income Portfolio                      40.98        42.08      10,963,577        39.97        40.14      11,335,446
  VIP Growth Portfolio                             71.51        71.67       4,760,717        52.88        52.89       3,818,261
  VIP Overseas Portfolio                           32.43        32.29       1,525,527        23.64        22.96       1,616,956
Fidelity Variable Insurance Products Fund II
  VIP II Asset Manager Portfolio                   29.60        29.86       3,361,601        27.21        27.26       3,176,311
  VIP II Contrafund Portfolio                      31.40        31.91      11,622,130        25.84        26.04      10,085,800
Fidelity Variable Insurance Products Fund
    III
  VIP III Growth & Income Portfolio                16.70        17.00       5,051,739        15.71        15.80       2,843,815
  VIP III Growth Opportunities Portfolio           15.23        15.51       4,766,024        15.02        15.08       2,958,791
GE Investments Funds, Inc.
  Global Income Fund                               10.45        10.44         291,731        11.50        11.45         285,995
  Income Fund                                      10.30        10.36       2,729,732        10.64        10.66       1,884,740
  International Equity Fund                        18.71        18.60         735,974        15.08        14.48         641,918
  Mid-Cap Value Equity Fund
    (formerly known as Value Equity Fund)          15.58        15.97       3,011,792        13.83        13.81       2,140,000
  Money Market Fund                                15.50        15.50      13,992,458        14.97        14.97       9,232,947
  Premier Growth Equity Fund                       11.53        11.75         802,961
  Real Estate Securities Fund                      14.44        14.65       1,409,644        15.07        14.89       1,753,483
  S&P 500 Index Fund                               57.60        58.17       7,955,210        48.86        48.91       5,187,559
  Total Return Fund                                36.07        36.44       1,884,184        32.72        32.63       1,425,134
  U.S. Equity Fund                                 12.36        12.57       1,613,261        10.62        10.66         180,295
Goldman Sachs Variable Insurance Trust Fund
  Goldman Sachs Growth and Income Fund              9.09         9.20         779,766         8.89         8.85         428,936
  Goldman Sachs Mid Cap Value Fund                  8.19         8.35       1,156,388         8.57         8.55         345,533
Janus Aspen Series
  Aggressive Growth Portfolio                      59.21        58.97       5,067,599        26.24        26.53       3,488,695
  Balanced Portfolio                               23.97        24.24      12,451,725        19.38        19.40       6,060,191
  Capital Appreciation Portfolio                   32.18        32.13       6,407,884        19.72        19.51       1,494,358
  Flexible Income Portfolio                        13.38        13.41       3,172,870        13.38        13.39       1,911,151
  Growth Portfolio                                 35.64        35.98      11,701,274        25.32        25.35       8,827,221
  International Growth Portfolio                   28.74        28.32       4,728,347        16.19        15.76       3,856,210
  Worldwide Growth Portfolio                       47.66        47.11      14,578,854        29.67        29.05      12,554,733
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA            73.96        71.49       2,933,967        39.02        39.49       3,113,007
  Oppenheimer Bond Fund/VA                         20.77        20.88       2,531,310        21.47        21.51       1,976,510
  Oppenheimer Capital Appreciation Fund/VA         61.95        62.71       3,232,987        44.77        44.90       3,012,849
  Oppenheimer High Income Fund/VA                  31.06        31.09       3,792,914        30.29        30.24       3,720,027
  Oppenheimer Multiple Strategies Fund/VA          29.73        29.91       1,504,814        27.30        27.13       1,558,580
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio                         22.55        22.20       1,242,408        11.28        11.36         839,596
  PBHG Large Cap Growth Portfolio                  24.56        24.57         811,131        14.90        15.08         696,037
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund                           13.12        13.36         111,934        12.03        12.14             863
  Salomon Strategic Bond Fund                      10.12        10.13         245,779        10.27        10.24          10,094
  Salomon Total Return Fund                        10.52        10.60         175,544        10.66        10.67          25,915




                                                Accumulation  Accumulation                 Accumulation Accumulation      No. of
                                                 Unit Values   Unit Values    No. of        Unit Values  Unit Values    Units as
                                                    as of        as of      Units as of        as of        as of           of
                    FUNDS                          1/02/98      12/31/97      12/31/97        1/01/96     12/31/96       12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Growth Portfolio@                   13.13        13.34       4,380,186         9.63        10.76       2,962,177
  Alger American Small Capitalization
    Portfolio@                                       10.47        10.58       5,645,458         9.38         9.63       3,568,152
Federated Insurance Series
  Federated American Leaders Fund II@                14.45        14.42       2,056,691        12.20        13.41       1,130,433
  Federated High Income Bond Fund II                 15.01        15.00       1,886,887        11.86        13.37         809,989
  Federated Utility Fund II@                         16.68        16.75       1,325,701           --        11.05         265,832
Fidelity Insurance Products Fund
  VIP Equity-Income Portfolio                        36.54        36.47      10,074,173
  VIP Growth Portfolio                               38.59        38.45       3,614,598        17.87        20.20       2,248,519
  VIP Overseas Portfolio                             20.76        20.65       1,762,588        13.88        16.60       5,493,999
Fidelity Variable Insurance Products Fund II
  VIP II Asset Manager Portfolio                     24.06        24.03       2,678,933           --           --              --
  VIP II Contrafund Portfolio@                       20.29        20.32       8,595,677           --           --              --
Fidelity Variable Insurance Products Fund III
  VIP III Growth & Income Portfolio+                 12.38        12.36         976,086           --           --              --
  VIP III Growth Opportunities Portfolio+            12.35        12.28       1,049,540           --           --              --
GE Investments Funds, Inc.
  Global Income Fund+                                10.24        10.24          79,290        13.35        13.88       3,893,379
  Income Fund                                        10.05        10.01         908,249        16.60        16.59         276,196
  International Equity Fund@                         12.57        12.50         614,410        24.52        30.11       1,262,502
  Mid-Cap Value Equity Fund (formerly known
    as Value Equity Fund)+                           13.11        13.13         730,616           --           --              --
  Money Market Fund                                  14.43        14.42       4,980,487        22.27        24.29         659,251
  Premier Growth Equity Fund                            --           --                        10.61        11.51         332,403
  Real Estate Securities Fund@                       18.28        18.34       1,478,247        11.59        15.57         428,969
  S&P 500 Index Fund                                 38.82        38.68       3,025,140           --           --              --
  Total Return Fund                                  28.37        28.26         928,145           --           --              --
  U.S. Equity Fund                                      --           --                           --           --              --
Goldman Sachs Variable Insurance Trust Fund
  Goldman Sachs VIT Growth and Income Fund              --           --              --           --           --              --
  Goldman Sachs VIT Mid Cap Value Fund                  --           --              --           --           --              --
Janus Aspen Series
  Aggressive Growth Portfolio                        19.84        20.04       3,442,667        13.41        15.66       4,882,922
  Balanced Portfolio@                                14.66        14.65       2,804,435        16.95        18.04       2,662,051
  Capital Appreciation Portfolio+                    12.51        12.54         163,550        14.91        11.67         682,605
  Flexible Income Portfolio@                         12.49        12.45         869,089           --        18.97       5,146,187
  Growth Portfolio                                   18.98        18.95       7,270,898        10.62        12.17         992,496
  International Growth Portfolio+                    13.65        13.63       3,001,600        10.48        11.29         325,169
  Worldwide Growth Portfolio                         22.98        22.85      10,111,685           --           --              --
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA              36.75        36.72       2,462,359        24.31        27.63       1,715,755
  Oppenheimer Bond Fund/VA                           20.54        20.42         994,017        18.35        18.96         707,097
  Oppenheimer Capital Appreciation Fund/VA           35.33        35.64       3,176,448        27.31        32.37       2,121,294
  Oppenheimer High Income Fund/VA                    30.60        30.57       2,934,974        23.81        29.40       1,091,602
  Oppenheimer Multiple Strategies Fund/VA            25.90        25.80       1,200,126        19.60        22.32         748,002
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio+                          10.52        10.65         576,010           --           --              --
  PBHG Large Cap Growth Portfolio+                   11.61        11.71         346,833           --           --              --
Salomon Brothers Variable Series Fund Inc.
  Salomon Investors Fund                             24.06        24.03       2,678,933        25.62        28.87       7,041,867
  Salomon Strategic Bond Fund                        20.29        20.32       8,595,677        27.93        31.58       3,026,574
  Salomon Total Return Fund                             --           --             ---        16.82        18.78       1,557,443

                                                Accumulation  Accumulation                Accumulation Accumulation    No. of
                                                 Unit Values   Unit Values     No. of      Unit Values  Unit Values  Units as
                                                    as of        as of      Units as of       as of        as of         of
                    FUNDS                          1/03/00      12/31/99      12/31/99       1/04/99     12/31/98     12/31/98
-------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Growth(@)                              --         9.63         312,011           --           --           --
  Alger American Small Capitalization(@)                --         9.38         401,258           --           --           --
Federated Insurance Series
  Federated American Leaders II                         --           --              --           --           --           --
  Federated High Income Bond II(@)                      --        11.86         123,152           --           --           --
  Federated Utility II@                                 --        12.20         463,476           --           --           --
Fidelity Variable Insurance Products Fund
  VIP Equity-Income                                  19.56        25.62       3,119,975        18.71        19.23      276,392
  VIP Growth                                         21.27        27.93       1,525,015        19.45        20.92      141,845
  VIP Overseas                                       15.82        16.82         829,371        16.18        15.55      197,672
Fidelity Variable Insurance Products Fund II
  VIP II Asset Manager                               15.70        17.87       1,469,667        15.80        15.50      450,885
  VIP II Contrafund(@)                                  --        13.88       2,007,948           --           --           --
Fidelity Variable Insurance Products Fund III
  VIP III Growth and Income (+)                         --           --              --           --           --           --
  VIP III Growth Opportunities (+)                      --           --              --           --           --           --
GE Investments Funds, Inc.
  Global Income(+)                                      --           --              --           --           --           --
  Government Securities                              14.61        16.60         153,756        14.47        14.38          889
  Income                                                --           --              --           --           --           --
  International Equity(@)                               --        10.61          47,044           --           --           --
  Mid-Cap Value Equity Fund (formerly known
    as Value Equity Fund)(+)                            --           --              --           --           --           --
 Money Market                                        13.01        13.35       1,508,360        12.61        12.79       75,600
  Real Estate Securities(@)                             --        11.59          34,477           --           --           --
  S&P 500 Index                                      18.58        24.52         400,009        17.96        18.27       10,408
  Total Return                                       17.94        22.27         252,584        17.15        17.65       12,498
  U.S. Equity                                           --           --              --           --           --           --
Goldman Sachs Variable Insurance Trust Fund
  Goldman Sachs VIT Growth and Income                   --           --              --           --           --           --
  Goldman Sachs VIT Mid Cap Equity                      --           --              --           --           --           --
Janus Aspen Series
  Aggressive Growth                                  13.53        16.95       1,251,004        11.51        13.48      169,799
  Balanced(@)                                           --        10.62          73,538           --           --           --
  Capital Appreciation(+)                               --           --              --           --           --           --
  Flexible Income(@)                                    --        10.48          36,272           --           --           --
  Growth                                             10.48        13.41       1,875,640        10.30        10.44      159,068
  International Growth(+)                               --           --              --           --           --           --
  Worldwide Growth                                   11.91        14.91       1,227,070        11.63        11.87      117,700
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth                      21.25        27.31         582,579        19.39        20.90       68,052
  Oppenheimer Bond                                   16.17        18.35         275,480        16.08        15.90       11,655
  Oppenheimer Growth                                 17.97        23.81         423,764        16.88        17.67       12,276
  Oppenheimer High Income                            20.83        24.31         561,144        20.99        20.49       77,818
  Oppenheimer Multiple Strategies                    17.66        19.60         256,681        16.27        16.38       26,302
PBHG Insurance Series Fund, Inc.
  PBHG Growth II(+)                                     --           --              --           --           --           --
  PBHG Large Cap Growth(+)                              --           --              --           --           --           --

(+) Unit Values are not shown for the Investment Subdivisions investing in these portfolios, as they were not available to Account 4 Owners during the periods shown.

@ Accumulation Unit Values as of 1/31/95 are not shown for the Investment Subdivisions investing in these portfolios as they were not available to Account 4 Owners at that time.

Appendix A

Policy Form P1143 4/94

The purpose of this Appendix is to show certain benefits for Policies issued on Policy Form P1143 4/94.

DEATH BENEFIT AT DEATH OF ANNUITANT

For Policies issued before May 1, 1997 (unless applicable state regulation requires a later date), if the Annuitant was age 80 or younger on the Policy Date, and dies prior to the Maturity Date while the Policy is in force, the Designated Beneficiary may elect a Death Benefit within 90 days of the date of such death.

During the first six Policy years, the Death Benefit will be the greater of: (1) the total premium payments made, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charge, and (2) the Account Value on the date we receive due proof of death.

During subsequent six year periods, the Death Benefit will be the greater of:
(1) the Death Benefit on the last day of the previous six year period, plus any premium payments made since then, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charges since then, and (2) the Account Value on the date we receive due proof of death.

If the request for payment of the Death Benefit occurs more than 90 days after the date of the Annuitant's death, and/or if the deceased Annuitant was age 81 or older on the Policy Date, we will pay the Surrender Value instead of the Death Benefit.

For Policies issued on or after May 1, 1997 (unless applicable state regulation requires a later date), if the Annuitant dies before income payments begin, the Designated Beneficiary may elect to surrender the Policy for a Death Benefit by notifying us of such election within 90 days of the date of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value instead of the Death Benefit.

The Death Benefit will be the greater of (1) the minimum Death Benefit (described below); or (2) the Account Value on the date we receive due proof of death of the annuitant. During the first six Policy Years, or if the Annuitant was age 81 or older on the Policy Date, the minimum death benefit is the total of premiums paid, less adjustments for any partial surrenders. During any subsequent six year period if the Annuitant was age 80 or younger on the Policy Date, the minimum death benefit will be the Death Benefit on the last day of the previous six year period, plus any premiums paid since that day, less adjustments for any partial surrenders since that day.

Surrender charges will apply if the Designated Beneficiary surrenders the Policy more than 90 days after death of the Annuitant, without regard to whether or not the Account Value was increased.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. The optional Guaranteed Minimum Death Benefit may not be available in all states or markets.

The Death Benefit under the optional Guaranteed Minimum Death Benefit Rider will be the greater of: (1) the Death Benefit described immediately above under "Death Benefit at Death of Annuitant" (above), and (2) the greater of (A) the optional Guaranteed Minimum Death Benefit, and (B) the Account Value of the Policy on the date we received proof of the Annuitant's death, or, if later, the date of the request. The optional Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the premium payments made. At the end of each Valuation Period after such date, the optional Guaranteed Minimum Death Benefit is the lesser of: (1) the total of all premiums received, multiplied by two, less the amount of any partial surrenders made prior to or during that Valuation Period; or (2) the optional Guaranteed Minimum Death Benefit at the end of the preceding

Valuation Period, increased as specified below, plus any additional premium payments during the current Valuation Period and less any partial surrenders plus their applicable surrender charges during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the optional Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in certain Investment Subdivisions shown in the Policy, the increase factor will be calculated as the lesser of: (1) the net investment factor for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. Currently, these Investment Subdivisions include only the Money Market Investment Subdivision. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

If you elect the optional Guaranteed Minimum Death Benefit Rider, the rider is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of your request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the optional Guaranteed Minimum Death Rider. See Charges for Optional Death Benefits. Amounts payable under the optional Guaranteed Minimum Death Benefit Rider are subject to the distribution rules.

OPTIONAL DEATH BENEFIT RIDER

The Optional Death Benefit Rider provides for an annual step-up in the Death Benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. The Optional Death Benefit Rider may not be available in all states or markets.

The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant" (above), and (2) the minimum Death Benefit described below.

During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premiums paid, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date.

If you elect the Optional Death Benefit Rider, the rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Optional Death Benefit Rider. See Charges for Optional Death Benefits. Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules.

SURRENDER CHARGE

For Policies issued before May 1, 1998, or until the necessary endorsement is approved, if later, we deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to charge. We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment (or portion thereof) surrendered.

REDUCED CHARGES ON CERTAIN SURRENDERS

For Policies issued before May 1, 1998, or until the necessary endorsement is approved, if later, no surrender charge applies to the first surrender of the policy year, if the amount surrendered is not more than 10% of the Account Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the Policy year is a full surrender, or a partial surrender of more than 10% of the Account Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Account Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above. If the first surrender of the Policy year is less than an amount equal to 10% of the Account Value, you may elect to receive additional partial surrenders without surrender charges until the total amount withdrawn during that Policy year reaches that amount. For instance, if your Account Value is $10,000 and you withdraw $500, you may withdraw an additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

WAIVER OF SURRENDER CHARGES IN THE EVENT OF HOSPITAL OR NURSING FACILITY CONFINEMENT

We will waive surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin if:

o An Annuitant is, or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

o  Such confinement begins at least one year after the Policy Date;

o  An Annuitant was age 80 or younger on the Policy Date; and

o We receive the request for the full or partial surrender, together with proof of such confinement, in our Home Office while the Annuitant is confined or within 90 days after discharge from the facility.

For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

Appendix B

Standardized Performance Data

We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Account 4. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period.


In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in Account 4 to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999. Although the Policy did not exist during the periods shown in Table 1 below, the returns of the Investment Subdivisions shown have been adjusted to reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the deduction all fees and charges assessed under the Policy, that is, the portfolio expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of Account Value), the administrative expense charge (deducted daily at an effective annual rate of .15% of Account Value), the annual policy maintenance charge of $25, and the surrender charge. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect charges for optional riders and assume that no premium taxes apply.



                                     Table 1
                           Standardized Total Returns

                                                                            For the  For the  For the  From the
                                                                            1-year   5-year   10-year Inception   Date of
                                                                            period   period   period  in Separate Inception
                                                                             ended    ended    ended  Account to  In Separate
                                                                           12/31/99 12/31/99 12/31/99  12/31/99   Account*
----------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Growth Portfolio                                              26.34       NA       NA     24.32   10/02/95
  AlgerAmerican Small Capitalization Portfolio                                 35.87       NA       NA     12.67   10/02/95
Federated Insurance Series
  Federated American Leaders Fund II                                           -0.33       NA       NA     15.52   05/01/96
  Federated High Income Bond Fund II                                           -4.63       NA       NA      8.30   01/04/95
  Federated Utility Fund II                                                    -5.23       NA       NA     13.02   01/04/95
Fidelity Variable Insurance Products Fund
  VIP Equity-Income Portfolio                                                  -0.66    16.45    12.78     13.00   05/02/88
  VIP Growth Portfolio                                                         29.98    27.52    18.14     18.27   05/02/88
  VIP Overseas Portfolio                                                       35.09    15.21     9.76     10.46   05/02/88
Fidelity Variable Insurance Products Fund II
  VIP II Asset Manager Portfolio                                                4.03    13.47    11.46     11.15   10/03/89
  VIP II Contrafund Portfolio                                                  17.00       NA       NA     25.77   01/04/95
Fidelity Variable Insurance Products Fund III
  VIP III Growth & Income Portfolio                                             2.13       NA       NA     20.41   05/01/97
  VIP III Growth Opportunities Portfolio                                       -2.69       NA       NA     16.18   05/01/97
GE Investments Funds, Inc.
  Global Income Fund                                                          -14.28       NA       NA     -0.49   05/01/97
  Income Fund                                                                  -8.30       NA       NA     -1.05   12/12/97
  International Equity Fund                                                    22.98       NA       NA     13.62   05/01/95
  Mid-Cap Value Equity Fund
    (formerly known as Value Equity Fund)                                      10.11       NA       NA     17.52   05/01/97
  Money Market Fund                                                            -1.98     3.18     3.30      3.72   05/02/88
  Premier Growth Equity Fund                                                      NA       NA       NA        NA   05/03/99
  Real Estate Securities Fund                                                  -7.11       NA       NA      7.83   05/01/95
  S&P 500 Index Fund                                                           13.41    25.65    15.99     16.18   05/02/88
  Total Return Fund                                                             6.16    15.08    11.34     11.60   05/02/88
  U.S. Equity Fund                                                             12.42       NA       NA     11.57   05/01/98
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund                                         -1.57       NA       NA     -8.41   05/01/98
  Goldman Sachs Mid Cap Value Fund                                             -7.83       NA       NA    -13.85   05/01/98
Janus Aspen Series
  Aggressive Growth Portfolio                                                 116.64    33.97       NA     32.40   09/13/93
  Balanced Portfolio                                                           19.46       NA       NA     22.61   10/02/95
  Capital Appreciation Portfolio                                               59.10       NA       NA     53.71   05/01/97
  Flexible Income Portfolio                                                    -5.32       NA       NA      6.35   10/02/95
  Global Life Sciences Portfolio**
  Global Technology Portfolio**
  Growth Portfolio                                                             36.43    27.67       NA     22.41   09/13/93
  International Growth Portfolio                                               74.15       NA       NA     31.97   05/01/96
  Worldwide Growth Portfolio                                                   56.59    31.36       NA     27.76   09/13/93
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA                                        75.46    27.49    18.63     18.25   05/02/88
  Oppenheimer Bond Fund/VA                                                     -8.39     4.91     6.15      6.60   05/02/88
  Oppenheimer Capital Appreciation Fund/VA                                     34.14    28.44    16.69     16.96   05/02/88
  Oppenheimer High Income Fund/VA                                              -2.67     8.07    10.97     10.36   05/02/88
  Oppenheimer Multiple Strategies Fund/VA                                       4.73    12.23     9.18      9.86   05/02/88
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portfolio                                                     89.84       NA       NA     33.44   05/01/97
  PBHG Large Cap Growth Portoflio                                              57.35       NA       NA     38.74   05/01/97
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund                                                        4.58       NA       NA     22.41   10/12/98
  Salomon Strategic Bond Fund                                                  -6.53       NA       NA     -3.53   10/12/98
  Salomon Total Return Fund                                                    -6.13       NA       NA      0.33   10/12/98

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

* Date on which a particular portfolio was first available in Account 4. As Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

**  Investment Subdivision has not yet been made available to Account 4.

Past performance is not a guarantee of future results.

Non-standardized Performance Data

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Table 1.

Adjusted Historical Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic performance includes data that precedes the date on which a particular portfolio was first available in Account
4. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Policy. This data is not intended to indicate future performance.


Based on the method of calculation described in the Statement of Additional Information, the adjusted historic average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by all charges currently assessed under the Policy, as if the Policy had been in existence since the inception of the portfolio. In Table 2, adjusted total returns for the portfolios reflect deductions of all fees and charges under the Policy, including the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of Account Value), the administrative expense charge (deducted daily at an effective annual rate of .15% of Account Value), the annual policy maintenance charge of $25, and the surrender charge. In Table 2, we assume that you make a complete surrender of the Policy at the end of the period, therefore we deduct the surrender charge. In Table 3, we assume that you do not surrender the Policy, and we do not deduct the surrender charge. Total returns do not reflect charges for optional riders and assume that no premium taxes apply.



                                                  Table 2

Adjusted Historical Performance Data assuming surrender at the end of the applicable time period.

                                                                                     For the  For the  For the
                                                                                     1-year   5-year   10-year
                                                                                     period   period   period  Portfolio
                                                                                      ended    ended    ended  Inception
                                                                                    12/31/99 12/31/99 12/31/99   Date*
-------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Growth Portfolio                                                       26.34    28.72    21.05 01/09/89
  Alger American Small Capitalization Portfolio                                         35.87    20.47    16.45 09/21/88
Federated Insurance Series
  Federated American Leaders Fund II                                                    -0.33    19.79       NA 02/10/94
  Federated High Income Bond Fund II                                                    -4.63     8.30       NA 03/01/94
  Federated Utility Fund II                                                             -5.23    13.08       NA 02/10/94
Fidelity Variable Insurance Products Fund
  VIP Equity-Income Portfolio                                                           -0.66    16.45    12.78 10/09/86
  VIP Growth Portfolio                                                                  29.98    27.52    18.14 10/09/86
  VIP Overseas Portfolio                                                                35.09    15.21     9.76 01/28/87
Fidelity Variable Insurance Products Fund II
  VIP II Asset Manager Portfolio                                                         4.03    13.47    11.46 09/06/89
  VIP II Contrafund Portfolio                                                           17.00       NA       NA 01/03/95
Fidelity Variable Insurance Products Fund III
  VIP III Growth & Income Portfolio                                                      2.13       NA       NA 12/31/96
  VIP III Growth Opportunities Portfolio                                                -2.69       NA       NA 01/03/95
GE Investments Funds, Inc.
  Global Income Fund                                                                   -14.28       NA       NA 05/01/97
  Income Fund                                                                           -8.30       NA       NA 01/02/95
  International Equity Fund                                                             22.98       NA       NA 05/01/95
  Mid-Cap Value Equity Fund
    (formerly known as Value Equity Fund)                                               10.11       NA       NA 05/01/97
  Money Market Fund                                                                     -1.98     3.18     3.30 06/30/85
  Premier Growth Equity Fund                                                               NA       NA       NA 12/12/97
  Real Estate Securities Fund                                                           -7.11       NA       NA 05/01/95
  S&P 500 Index Fund                                                                    13.41    25.65    15.99 04/14/85
  Total Return Fund                                                                      6.16    15.08    11.34 07/01/85
  U.S. Equity Fund                                                                      12.42       NA       NA 01/02/95
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund                                                  -1.57       NA       NA 01/12/98
  Goldman Sachs Mid Cap Value Fund                                                      -7.83       NA       NA 04/30/98
Janus Aspen Series
  Aggressive Growth Portfolio                                                          116.64    33.97       NA 09/13/93
  Balanced Portfolio                                                                    19.46    22.50       NA 09/13/93
  Capital Appreciation Portfolio                                                        59.10       NA       NA 05/01/97
  Flexible Income Portfolio                                                             -5.32     8.70       NA 09/13/93
  Global Life Sciences Portfolio
  Global Technology Portfolio
  Growth Portfolio                                                                      36.43    27.67       NA 09/13/93
  International Growth Portfolio                                                        74.15    31.01       NA 05/02/94
  Worldwide Growth Portfolio                                                            56.59    31.36       NA 09/13/93
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA                                                 75.46    27.49    18.63 08/15/86
  Oppenheimer Bond Fund/VA                                                              -8.39     4.91     6.15 04/03/85
  Oppenheimer Capital Appreciation Fund/VA                                              34.14    28.44    16.69 04/03/85
  Oppenheimer High Income Fund/VA                                                       -2.67     8.07    10.97 04/30/86
  Oppenheimer Multiple Strategies Fund/VA                                                4.73    12.23     9.18 02/09/87
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portofolio                                                             89.84       NA       NA 05/01/97
  PBHG Large Cap Growth Portfolio                                                       57.35       NA       NA 05/01/97
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund                                                                 4.58       NA       NA 02/17/98
  Salomon Strategic Bond Fund                                                           -6.53       NA       NA 02/17/98
  Salomon Total Return Fund                                                             -6.13       NA       NA 02/17/98

  Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

* Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Past performance is not a guarantee of future results. Returns for a period of less than one year are not annualized.



                                                  Table 3

Adjusted Historical Performance Data assuming no surrender at the end of the applicable time period.

                                                                                         For the  For the  For the
                                                                                         1-year   5-year   10-year
                                                                                         period   period   period  Portfolio
                                                                                          ended    ended    ended  Inception
                                                                                        12/31/99 12/31/99 12/31/99   Date*
-----------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
  Alger American Growth Portfolio                                                           31.88    29.11    21.17 01/09/89
  Alger American Small Capitalization Portfolio                                             41.41    20.93    16.56 09/21/88
Federated Insurance Series
  Federated American Leaders Fund II                                                         5.18    20.26       NA 02/10/94
  Federated High Income Bond Fund II                                                         0.88     8.93       NA 03/01/94
  Federated Utility Fund II                                                                  0.27    13.63       NA 02/10/94
Fidelity Variable Insurance Products Fund
  VIP Equity-Income Portfolio                                                                4.84    16.95    12.89 10/09/86
  VIP Growth Portfolio                                                                      35.52    27.92    18.26 10/09/86
  VIP Overseas Portfolio                                                                    40.64    15.73     9.87 01/28/87
Fidelity Variable Insurance Products Fund II
  VIP II Asset Manager Portfolio                                                             9.54    14.01    11.57 09/06/89
  VIP II Contrafund Portfolio                                                               22.52       NA       NA 01/03/95
Fidelity Variable Insurance Products Fund III
  VIP III Growth & Income Portfolio                                                          7.64       NA       NA 12/31/96
  VIP III Growth Opportunities Portfolio                                                     2.81       NA       NA 01/03/95
GE Investments Funds, Inc.
  Global Income Fund                                                                        -8.79       NA       NA 05/01/97
  Income Fund                                                                               -2.80       NA       NA 01/02/95
  International Equity Fund                                                                 28.51       NA       NA 05/01/95
  Mid-Cap Value Equity Fund
    (formerly known as Value Equity Fund)                                                   15.63       NA       NA 05/01/97
  Money Market Fund                                                                          3.52     3.91     3.41 06/30/85
  Premier Growth Equity Fund                                                                   NA       NA       NA 12/12/97
  Real Estate Securities Fund                                                               -1.61       NA       NA 05/01/95
  S&P 500 Index Fund                                                                        18.93    26.06    16.10 04/14/85
  Total Return Fund                                                                         11.67    15.61    11.45 07/01/85
  U.S. Equity Fund                                                                          17.94       NA       NA 01/02/95
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund                                                       3.94       NA       NA 01/12/98
  Goldman Sachs Mid Cap Value Fund                                                          -2.33       NA       NA 04/30/98
Janus Aspen Series
  Aggressive Growth Portfolio                                                              122.26    34.33       NA 09/13/93
  Balanced Portfolio                                                                        24.99    22.94       NA 09/13/93
  Capital Appreciation Portfolio                                                            64.67       NA       NA 05/01/97
  Flexible Income Portfolio                                                                  0.18     9.32       NA 09/13/93
  Global Life Sciences Portfolio
  Global Technology Portfolio
  Growth Portfolio                                                                          41.97    28.07       NA 09/13/93
  International Growth Portfolio                                                            79.73    31.39       NA 05/02/94
  Worldwide Growth Portfolio                                                                62.15    31.73       NA 09/13/93
Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA                                                     81.04    27.89    18.74 08/15/86
  Oppenheimer Bond Fund/VA                                                                  -2.90     5.60     6.26 04/03/85
  Oppenheimer Capital Appreciation Fund/VA                                                  39.68    28.83    16.81 04/03/85
  Oppenheimer High Income Fund/VA                                                            2.83     8.70    11.08 04/30/86
  Oppenheimer Multiple Strategies Fund/VA                                                   10.24    12.80     9.28 02/09/87
PBHG Insurance Series Fund, Inc.
  PBHG Growth II Portofolio                                                                 95.43       NA       NA 05/01/97
  PBHG Large Cap Growth Portfolio                                                           62.91       NA       NA 05/01/97
Salomon Brothers Variable Series Funds Inc
  Salomon Investors Fund                                                                    10.09       NA       NA 02/17/98
  Salomon Strategic Bond Fund                                                               -1.03       NA       NA 02/17/98
  Salomon Total Return Fund                                                                 -0.63       NA       NA 02/17/98

  Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

* Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Past performance is not a guarantee of future results. Returns for a period of less than one year are not annualized.

Statement of Additional Information
Table of Contents

                                                                                                                  Page
------------------------------------------------------------------------------------------------------------------------
The Policies.....................................................................................................     3
   Transfer of Annuity Units.....................................................................................     3
   Net Investment Factor.........................................................................................     3
   Termination of Participation Agreements.......................................................................     4
   Calculation of Performance Data...............................................................................     5
   Money Market Investment Subdivision...........................................................................     5
   Other Investment Subdivisions.................................................................................     6
   Other Performance Data........................................................................................     8

Federal Tax Matters..............................................................................................     9
   Taxation of GE Life & Annuity.................................................................................     9
   IRS Required Distributions....................................................................................     9

General Provisions...............................................................................................    11
   Using the Policies as Collateral..............................................................................    11
   The Beneficiary...............................................................................................    11
   Non-Participating.............................................................................................    11
   Misstatement of Age or Sex....................................................................................    11
   Incontestability..............................................................................................    11
   Statement of Values...........................................................................................    11
   Written Notice................................................................................................    11
   Distribution of the Policies..................................................................................    11
   Legal Developments Regarding Employment-Related Benefit Plans.................................................    12
   Legal Matters.................................................................................................    12
   Experts.......................................................................................................    12
   Financial Statements..........................................................................................    12

A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Account 4, Policy Form P1150 10/98 or P1143 4/94 to:

Name
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------

Address
        ------------------------------------------------------------------------
        Street


        ------------------------------------------------------------------------
        City                            State                         Zip


Signature of Requestor
                       ---------------------------------------------------------
                               Date

                                     Part B


                       Statement of Additional Information
                                     For the
                Flexible Premium Variable Deferred Annuity Policy
                                Form P1150 10/98
                                 Form P1143 4/94


                                   Offered by


                      GE Life and Annuity Assurance Company
                         (A Virginia Stock Corporation)


                              6610 W. Broad Street
                            Richmond, Virginia 23230


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Life and Annuity Assurance Company. You may obtain a copy of the Prospectus dated __________ by calling (800) 352-9910, by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230, or by accessing the SEC's website at http://www.sec.gov. Terms used in the current Prospectus for the Policy are incorporated in this Statement.


                   This Statement of Additional Information is
                    not a Prospectus and should be read only
       in conjunction with the Prospectuses for the Policy and the Funds.






Dated __________

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                         Page
The Policies...........................................................    3
   Transfer of Annuity Units...........................................    3
   Net Investment Factor...............................................    3


Termination of Participation Agreements................................    3


Calculation of Performance Data........................................    4
   Money Market Investment Subdivision.................................    4
   Other Investment Subdivisions.......................................    5
   Other Performance Data..............................................    7

Federal Tax Matters....................................................    7
   Taxation of GE Life & Annuity.......................................    7
   IRS Required Distributions..........................................    7

General Provisions.....................................................    8
   Using the Policies as Collateral....................................    8
   The Beneficiary.....................................................    8
   Non-Participating...................................................    8
   Misstatement of Age or Sex..........................................    8
   Incontestability....................................................    8
   Statement of Values.................................................    8
   Written Notice......................................................    8


Distribution of the Policies...........................................    8


Legal Developments Regarding Employment-Related Benefit Plans..........    9


Legal Matters..........................................................    9


Experts ...............................................................    9


Financial Statements...................................................    9

The Policies

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held. However, where permitted by state law, we reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the portfolios in which the Investment Subdivisions invest. The number of Annuity Units to be transferred is (a) times
(b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the Income Payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

The net investment factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own net investment factor for a Valuation Period. The net investment factor of an Investment Subdivision available under the Policies for a Valuation Period is (a) divided by (b) minus (c) where:

     (a)  is

          (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus

          (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the net investment factor is being determined, minus

          (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus

          (4) any amount charged against that Investment Subdivision for taxes, or any amount we set aside during the Valuation as a provision for taxes attributable to the operation or maintenance of that Investment Subdivision; and

     (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

     (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative charge; this factor is shown in your Policy.

The values of the assets in Account 4 will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Federated Insurance Series.   This agreement may be terminated by any of the
parties on 180 days written notice to the other parties.

Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II Fidelity Variable Insurance Products Fund III ("the Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

GE Investments Funds, Inc.   This agreement may be terminated at the option of
any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust.     This agreement may be terminated at
the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Janus Aspen Series.   This agreement may be terminated by the parties on six
months' advance written notice.

Oppenheimer Variable Account Funds.   This agreement may be terminated by the
parties on six months' advance written notice.

PBHG Insurance Series Fund, Inc.     This agreement may be terminated at the
option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Salomon Brothers Variable Series Funds Inc.     This agreement may be terminated
at the option of any party upon six months' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range generally from 0% to 3% of premium payments and are generally based on the rules of the state in which you reside.

Money Market Investment Subdivision

From time to time, advertisements and sales literature may quote the yield of one or more of the Money Market Investment Subdivisions for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in that Money Market Investment Subdivision at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Account Value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit annual policy maintenance charge is used. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) x (365/7)

where:

NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

ES =  per unit expenses of the hypothetical account for the seven-day period.

UV =  the unit value on the first day of the seven-day period.

The effective yield of a "money market" Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

                Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

where:

NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

ES = per unit expenses of the hypothetical account for the seven-day period.

UV = the unit value for the first day of the seven-day period.

The yield on amounts held in a Money Market Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Money Market Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market investment portfolio, the types and quality of portfolio securities held by that investment portfolio, and that investment portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for a Money Market Investment Subdivision will be lower than the yield for its corresponding "money market" investment portfolio.

Current       4.15%
Effective     4.23%

Yield calculations do not take into account the surrender charge under the Policy, a maximum of 8% of each premium payment made during the 8 years prior to a full or partial surrender, or charges for the optional riders.


Other Investment Subdivisions

Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and policy charges currently in effect. Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, annual death benefit charge and the surrender charge as described below:

     1. We calculate unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

     2. The policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of account value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is more than $75,000 at the time the charge is due.

     3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.


     4. Total return does not consider charges for the optional riders or premium taxes.

     5. Total return will then be calculated according to the following formula:

                               TR = (ERV/P)1/N - 1
where:

TR = the average annual total return for the period.

ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P =   a hypothetical single investment of $1,000.

N =   the duration of the period (in years).

The available Investment Subdivisions have not yet commenced operations; therefore, standard performance data for the available Investment Subdivisions is not available at this time. However, non-standard adjusted historical performance data (reflects all fees and charges including surrender charges) for the Funds underlying the available Investment Subdivisions is as follows:

Past performance is not a guarantee of future results.

The Funds have provided the price information used to calculate the total return of the Investment Subdivisions for periods prior to the inception of the Investment Subdivisions. While we have no reason to doubt the accuracy of the figures provided by the Funds, we have to independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:
                                CTR = (ERV/P) - 1

where:

CTR = the cumulative total return for the period.

IH2 ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

P =  a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

Federal Tax Matters

Taxation of GE Life & Annuity

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the Prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to Account 4 for federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Policies.

General Provisions

Using the Policies as Collateral

A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating Misstatement of Age or Sex

The Policy is non-participating. No dividends are payable.

Misstatement of Age or Sex

If an Annuitant's age or sex was misstated on the policy data page, any Policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

We will not contest the Policy.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, premium payments and charges made during the report period.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

We will send all notices to the Owner at the last known address on file with the company.

Distribution of the Policies

The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Policies. However, the company does reserve the right to discontinue the offering of the Policies.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

In addition, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws applicable. Donita M. King, Senior Vice President, General Counsel and Secretary of the Company has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policies under Virginia insurance law.

Experts

The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 1999 and for each of the years or lesser periods in the two-year period ended December 31, 1999, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The report of KPMG LLP dated January 21, 2000 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

Financial Statements

This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, and GE Life & Annuity Separate Account 4 as of December 31, 1999 and for each of the years or lesser periods in the two-year period ended December 31, 1999. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Separate Account 4.

                   GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           FINANCIAL STATEMENTS

                             December 31, 1999

                (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report

Contractholders
GE Life & Annuity Separate Account 4
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, U.S. Equity and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond/VA, Capital Appreciation/VA, Aggressive Growth/VA, High Income/VA and Multiple Strategies/VA Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products III--Growth & Income and Growth Opportunities Portfolios; the Federated Insurance Series-- American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds) as of December 31, 1999, the related statements of operations for the aforementioned funds of GE Life & Annuity Separate Account 4 for the year or lesser period ended December 31, 1999 and the related statements of changes in net assets for the aforementioned funds of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 1999. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 1999, the results of their operations for the year or lesser period then ended, and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 1999 in conformity with generally accepted accounting principles.

                                      /s/ KPMG LLP

Richmond, Virginia
February 11, 2000

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               December 31, 1999

                                           GE Investments Funds, Inc.
                          -------------------------------------------------------------
                                                                                Real
                            S&P 500       Money       Total    International   Estate
                             Index       Market      Return       Equity     Securities
                              Fund        Fund        Fund         Fund         Fund
Assets                    ------------ ----------- ----------- ------------- ----------
Investment in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (22,215,478 shares;
  cost --
  $533,600,551).........  $624,254,935         --          --          --           --
 Money Market Fund
  (441,032,754 shares;
  cost --
   $441,032,754)........           --  441,032,754         --          --           --
 Total Return Fund
  (6,493,333 shares;
  cost -- $96,506,872)..           --          --  102,984,256         --           --
 International Equity
  Fund (2,726,755
  shares; cost --
   $33,751,159).........           --          --          --   39,456,150          --
 Real Estate Securities
  Fund (3,748,156
  shares; cost --
   $48,639,416).........           --          --          --          --    40,742,452
Receivable from
 affiliate..............           --      232,035         --            1          --
Receivable for units
 sold...................       345,348   6,011,576     154,310      25,071          --
                          ------------ ----------- -----------  ----------   ----------
 Total assets...........   624,600,283 447,276,365 103,138,566  39,481,222   40,742,452
                          ------------ ----------- -----------  ----------   ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       571,063     340,766      83,321      17,115       26,319
Payable for units
 withdrawn..............        56,938   2,493,447      16,499          42       15,060
                          ------------ ----------- -----------  ----------   ----------
 Total liabilities......       628,001   2,834,213      99,820      17,157       41,379
                          ------------ ----------- -----------  ----------   ----------
Net assets..............  $623,972,282 444,442,152 103,038,746  39,464,065   40,701,073
                          ------------ ----------- -----------  ----------   ----------
Analysis of net assets:
 Attributable to:
  Variable deferred
   annuity
   contractholders......  $623,972,282 444,442,152 103,038,746  19,905,813   25,055,708
  GE Life and Annuity
   Assurance Company....           --          --          --   19,558,252   15,645,365
                          ------------ ----------- -----------  ----------   ----------
Net assets..............  $623,972,282 444,442,152 103,038,746  39,464,065   40,701,073
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 I (note 2).............     1,079,890   5,265,274     513,721     203,538      218,219
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type I...........  $      59.90       15.96       37.52       18.74        14.82
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 II (note 2)............     7,955,210  13,992,458   1,884,184     735,974    1,409,644
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type II..........  $      58.17       15.50       36.44       18.60        14.65
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 III (note 2)...........     7,821,903  12,703,804   1,305,705     179,463      107,802
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type III.........  $      11.59       10.32       10.94       12.36         9.97
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 IV (note 2)............       543,614   1,214,273      78,079      15,200       10,487
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type IV..........  $      10.81       10.23       10.50       12.12         9.12
                          ============ =========== ===========  ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                  GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------
                            Global     Value                  U.S.      Premier
                            Income     Equity     Income     Equity     Growth
                             Fund       Fund       Fund       Fund    Equity Fund
Assets                    ---------- ---------- ---------- ---------- -----------
Investment in GE
 Investments Funds,
 Inc.,
 at fair value (note 2):
 Global Income Fund
  (938,940 shares;
  cost --  $9,506,906)..  $9,004,438        --         --         --         --
 Value Equity Fund
  (4,711,803 shares;
  cost --
  $68,652,601)..........         --  74,399,373        --         --         --
 Income Fund (3,907,281
  shares;
  cost --
  $47,902,723)..........         --         --  44,972,802        --         --
 U.S. Equity Fund
  (1,029,660 shares;
  cost -- $38,053,766)..         --         --         --  39,024,108        --
 Premier Growth Equity
  Fund (305,976 shares;
  cost --
  $25,075,237)..........         --         --         --         --  27,124,734
Receivable from affili-
 ate....................         --         --         --         --         --
Receivable for units
 sold...................         --      56,630     27,145     95,306    201,431
                          ---------- ---------- ---------- ---------- ----------
 Total assets...........   9,004,438 74,456,003 44,999,947 39,119,414 27,326,165
                          ---------- ---------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       4,330     66,736    118,416     50,811     14,969
Payable for units with-
 drawn..................         --      84,855     31,497        --         --
                          ---------- ---------- ---------- ---------- ----------
 Total liabilities......       4,330    151,591    149,913     50,811     14,969
                          ---------- ---------- ---------- ---------- ----------
Net assets..............  $9,000,108 74,304,412 44,850,034 39,068,603 27,311,196
                          ---------- ---------- ---------- ---------- ----------
Analysis of net assets:
 Attributable to:
  Variable deferred an-
   nuity
   contractholders......  $3,579,380 69,329,399 44,850,034 39,068,603 27,311,196
  GE Life and Annuity
   Assurance Company....   5,420,728  4,975,013        --         --         --
                          ---------- ---------- ---------- ---------- ----------
Net assets..............  $9,000,108 74,304,412 44,850,034 39,068,603 27,311,196
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 I (note 2).............      50,781    419,746  1,124,188     82,891     46,603
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $    10.51      16.08      10.41      12.62      11.76
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 II (note 2)............     291,731  3,011,792  2,729,732  1,613,261    802,961
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $    10.44      15.97      10.36      12.57      11.75
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 III (note 2)...........         --   1,168,256    433,696  1,442,844  1,380,434
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $      --       11.17       9.71      11.56      11.73
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 IV (note 2)............         --     147,340     67,078    100,906     96,385
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $      --        9.72       9.78      10.55      11.73
                          ========== ========== ========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                      Oppenheimer Variable Account Funds
                          -----------------------------------------------------------
                                        Capital    Aggressive     High      Multiple
                             Bond     Appreciation   Growth      Income    Strategies
                            Fund/VA     Fund/VA      Fund/VA     Fund/VA    Fund/VA
Assets                    ----------- ------------ ----------- ----------- ----------
Investment in Oppen-
 heimer Variable Account
 Funds, at fair value
 (note 2):
 Bond Fund/VA (6,645,197
  shares;
  cost --
  $78,301,554)..........  $76,552,671         --           --          --         --
 Capital Appreciation
  Fund/VA (5,652,831
  shares;
  cost --
   $192,587,611)........          --  281,737,110          --          --         --
 Aggressive Growth
  Fund/VA (4,341,360
  shares;
  cost --
  $205,932,019).........          --          --   357,337,373         --         --
 High Income Fund/VA
  (15,645,970 shares;
  cost --
   $172,131,067)........          --          --           --  167,724,795        --
 Multiple Strategies
  Fund/VA (4,649,496
  shares;
  cost -- $72,251,157)..          --          --           --          --  81,180,209
Receivable from affili-
 ate....................          --            6          234         --         --
Receivable for units
 sold...................       24,846     375,005    1,533,710       3,506      4,203
                          ----------- -----------  ----------- ----------- ----------
 Total assets...........   76,577,517 282,112,121  358,871,317 167,728,301 81,184,412
                          ----------- -----------  ----------- ----------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       86,300     299,509      538,204     155,738    167,256
Payable for units with-
 drawn..................       24,695     142,929          --       94,390    179,862
                          ----------- -----------  ----------- ----------- ----------
 Total liabilities......      110,995     442,438      538,204     250,128    347,118
                          ----------- -----------  ----------- ----------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $76,466,522 281,669,683  358,333,113 167,478,173 80,837,294
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 I (note 2).............      768,244     957,458    1,804,530   1,245,529  1,051,087
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type I...........  $     21.51       64.57        73.61       32.02      30.80
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 II (note 2)............    2,531,310   3,232,987    2,933,967   3,792,914  1,504,814
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type II..........  $     20.88       62.71        71.49       31.09      29.91
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 III (note 2)...........      690,965   1,214,374      894,256     923,199    305,825
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type III.........  $      9.67       13.23        17.17       10.10      10.95
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 IV (note 2)............       41,749      81,428       24,750      35,858     10,366
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type IV..........  $      9.73       12.77        16.08        9.77      10.23
                          =========== ===========  =========== =========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                    Variable Insurance
                                                      Products Fund
                                           ------------------------------------
                                             Equity-
                                              Income      Growth     Overseas
                                            Portfolio    Portfolio   Portfolio
                                           ------------ ----------- -----------
Assets
Investment in Variable Insurance Products
 Fund, at fair value (note 2):
 Equity-Income Portfolio (26,903,305
  shares; cost -- $591,595,226)..........  $691,683,976         --          --
 Growth Portfolio (12,260,801 shares;
  cost -- $454,460,571)..................           --  673,485,783         --
 Overseas Portfolio (4,713,302 shares;
  cost -- $107,086,440)..................           --          --  129,332,995
Receivable from affiliate................           --           25          63
Receivable for units sold................       164,930     862,358     669,332
                                           ------------ ----------- -----------
 Total assets............................   691,848,906 674,348,166 130,002,390
                                           ------------ ----------- -----------
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       749,836     911,873     325,471
Payable for units withdrawn..............       352,267     299,787      71,531
                                           ------------ ----------- -----------
  Total liabilities......................     1,102,103   1,211,660     397,002
                                           ------------ ----------- -----------
Net assets attributable to variable de-
 ferred annuity contractholders..........  $690,746,803 673,136,506 129,605,388
                                           ============ =========== ===========
Outstanding units: Type I (note 2).......     4,454,619   3,310,123   2,244,272
                                           ============ =========== ===========
Net asset value per unit: Type I.........  $      43.33       73.80       33.25
                                           ============ =========== ===========
Outstanding units: Type II (note 2)......    10,963,577   4,760,717   1,525,527
                                           ============ =========== ===========
Net asset value per unit: Type II........  $      42.08       71.67       32.29
                                           ============ =========== ===========
Outstanding units: Type III (note 2).....     3,203,653   6,561,710     388,067
                                           ============ =========== ===========
Net asset value per unit: Type III.......  $      10.65       12.73       13.80
                                           ============ =========== ===========
Outstanding units: Type IV (note 2)......       242,696     333,735      28,190
                                           ============ =========== ===========
Net asset value per unit: Type IV........  $       9.32       12.34       13.08
                                           ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                Variable Insurance       Variable Insurance
                                 Products Fund II         Products Fund III
                             ------------------------ -------------------------
                                Asset                  Growth &      Growth
                               Manager    Contrafund    Income    Opportunities
                              Portfolio    Portfolio   Portfolio    Portfolio
Assets                       ------------ ----------- ----------- -------------
Investment in Variable In-
 surance Products Fund II,
 at fair value (note 2):
 Asset Manager Portfolio
  (25,602,717 shares;
  cost -- $394,723,593)....  $478,002,728         --          --           --
 Contrafund Portfolio
  (17,879,468 shares;
  cost -- $369,622,889)....           --  521,186,482         --           --
Investment in Variable In-
 surance Products Fund III,
 at fair value (note 2):
 Growth & Income Portfolio
  (6,951,626 shares;
  cost -- $109,077,377)....           --          --  120,263,132          --
 Growth Opportunities Port-
  folio (4,348,199 shares;
  cost -- $93,193,775).....           --          --          --   100,660,801
Receivable from affiliate..             1          14         --           --
Receivable for units sold..        14,591     897,435      96,740      155,275
                             ------------ ----------- -----------  -----------
 Total assets..............   478,017,320 522,083,931 120,359,872  100,816,076
                             ------------ ----------- -----------  -----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)........       655,233     451,120      98,967       87,841
Payable for units with-
 drawn.....................       895,805      99,744      51,767          150
                             ------------ ----------- -----------  -----------
 Total liabilities.........     1,551,038     550,864     150,734       87,991
                             ------------ ----------- -----------  -----------
Net assets attributable to
 variable deferred annuity
 contractholders...........  $476,466,282 521,533,067 120,209,138  100,728,085
                             ============ =========== ===========  ===========
Outstanding units: Type I
 (note 2)..................    11,988,811   2,650,253     618,815      525,381
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type I....................  $      30.63       32.31       17.12        15.61
                             ============ =========== ===========  ===========
Outstanding units: Type II
 (note 2)..................     3,361,601  11,622,130   5,051,739    4,766,024
                             ============ =========== ===========  ===========
Net asset value per
 unit:Type II..............  $      29.86       31.91       17.00        15.51
                             ============ =========== ===========  ===========
Outstanding units: Type III
 (note 2)..................       777,512   5,211,986   2,078,979    1,709,162
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type III..................  $      10.80       11.75       10.69        10.35
                             ============ =========== ===========  ===========
Outstanding units: Type IV
 (note 2)..................        44,890     336,615     150,665       92,620
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type IV...................  $      10.57       11.29       10.03         9.89
                             ============ =========== ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999


                                                  Federated  Insurance Series
                                              -----------------------------------
                                                American      High
                                                Leaders    Income Bond  Utility
                                                Fund II      Fund II    Fund II
                                              ------------ ----------- ----------
Assets
Investments in Federated Insurance
 Series, at fair value (note 2):
 American Leaders Fund II (4,849,330 shares;
  cost -- $97,644,443)......................  $100,963,047        --          --
 High Income Bond Fund II (6,565,038 shares;
  cost -- $68,083,286)......................           --  67,225,993         --
 Utility Fund II (4,131,452 shares; cost --
   $55,525,888).............................           --         --   59,286,336
Receivable from affiliate...................           --         --          --
Receivable for units sold...................       108,314     42,829      84,008
                                              ------------ ----------  ----------
 Total assets...............................   101,071,361 67,268,822  59,370,344
                                              ------------ ----------  ----------
Liabilities
Accrued expenses payable to affiliate (note
 3).........................................        87,229     56,158      49,394
Payable for units withdrawn.................         3,018     58,978         --
                                              ------------ ----------  ----------
 Total liabilities..........................        90,247    115,136      49,394
                                              ------------ ----------  ----------
Net assets attributable to variable deferred
 annuity contractholders....................  $100,981,114 67,153,686  59,320,950
                                              ============ ==========  ==========
Oustanding units: Type I (note 2)...........       474,111    450,443     363,909
                                              ============ ==========  ==========
Net asset value per unit: Type I............  $      17.75      15.52       19.11
                                              ============ ==========  ==========
Outstanding units: Type II (note 2).........     4,554,700  3,376,105   2,483,985
                                              ============ ==========  ==========
Net asset value per unit: Type II...........  $      17.58      15.32       18.87
                                              ============ ==========  ==========
Oustanding units: Type III (note 2).........     1,114,543    799,186     491,571
                                              ============ ==========  ==========
Net asset value per unit: Type III..........  $      10.49       9.89       10.44
                                              ============ ==========  ==========
Outstanding units: Type IV (note 2).........        85,187     55,873      36,259
                                              ============ ==========  ==========
Net asset value per unit: Type IV...........  $       9.42       9.61        9.98
                                              ============ ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                              PBHG Insurance
                                   Alger American Fund       Series Fund, Inc.
                                -------------------------- ---------------------
                                    Small                  PBHG Large    PBHG
                                Capitalization   Growth    Cap Growth Growth II
                                  Portfolio     Portfolio  Portfolio  Portfolio
                                -------------- ----------- ---------- ----------
Assets
Investment in Alger American
 Fund, at fair value (note 2):
 Small Capitalization Portfo-
  lio (2,611,114 shares;
  cost -- $112,026,784).......   $144,002,930          --         --         --
 Growth Portfolio (5,007,682
  shares; cost --
   $257,438,791)..............            --   322,394,581        --         --
PBHG Insurance Series Fund,
 Inc. at fair value (note 2):
 PBHG Large Cap Growth Portfo-
  lio (911,524 shares; cost --
   $13,938,008)...............            --           --  23,252,983        --
 PBHG Growth II Portfolio
  (1,412,242 shares; cost --
   $20,551,081)...............            --           --         --  32,552,176
Receivable from affiliate.....            141            9        --         --
Receivable for units sold.....        183,401      610,966     10,833    136,648
                                 ------------  ----------- ---------- ----------
 Total assets.................    144,186,472  323,005,556 23,263,816 32,688,824
                                 ============  =========== ========== ==========
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        120,119      336,052     60,138     24,223
Payable for units withdrawn...          7,840       55,581         22     16,350
                                 ------------  ----------- ---------- ----------
 Total liabilities............        127,959      391,633     60,160     40,573
                                 ------------  ----------- ---------- ----------
Net assets attributable to
 variable deferred annuity
 contractholders..............   $144,058,513  322,613,923 23,203,656 32,648,251
                                 ============  =========== ========== ==========
Oustanding units: Type I (note
 2)...........................      1,090,003    1,237,526    132,343    226,702
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 I............................   $      17.22        25.97      24.74      22.35
                                 ============  =========== ========== ==========
Outstanding units: Type II
 (note 2).....................      6,310,836    8,583,493    811,131  1,242,408
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 II...........................   $      17.04        25.69      24.57      22.20
                                 ============  =========== ========== ==========
Oustanding units: Type III
 (note 2).....................      1,160,756    5,377,154        --         --
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 III..........................   $      14.14        12.50        --         --
                                 ============  =========== ========== ==========
Outstanding units: Type IV
 (note 2).....................         97,659      231,761        --         --
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 IV...........................   $      13.71        11.87        --         --
                                 ============  =========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                    Janus Aspen Series
                                           ------------------------------------
                                            Aggressive               Worldwide
                                              Growth      Growth      Growth
                                            Portfolio    Portfolio   Portfolio
                                           ------------ ----------- -----------
Assets
Investment in Janus Aspen Series, at fair
 value (note 2):
 Aggressive Growth Portfolio (8,745,708
  shares; cost -- $318,342,552)........... $522,031,288         --          --
 Growth Portfolio (20,512,483 shares;
  cost -- $444,244,607)...................          --  690,245,038         --
 Worldwide Growth Portfolio (20,673,754
  shares; cost -- $575,985,214)...........          --          --  987,171,753
Receivable from affiliate.................        1,301          30       1,440
Receivable for units sold.................      749,946     866,106   1,663,028
                                           ------------ ----------- -----------
 Total assets.............................  522,782,535 691,111,174 988,836,221
                                           ============ =========== ===========
Liabilities
Accrued expenses payable to affiliate
 (note 3).................................      524,669     912,334     912,014
Payable for units withdrawn...............    6,749,277      21,844      67,703
                                           ------------ ----------- -----------
 Total liabilities........................    7,273,946     934,178     979,717
                                           ------------ ----------- -----------
Net assets attributable to variable
 deferred annuity contractholders......... $515,508,589 690,176,996 987,856,504
                                           ============ =========== ===========
Outstanding units: Type I (note 2)........    1,789,828   4,139,512   4,314,377
                                           ============ =========== ===========
Net asset value per unit: Type I.......... $      59.91       36.56       47.86
                                           ============ =========== ===========
Outstanding units: Type II (note 2).......    5,067,599  11,701,274  14,578,854
                                           ============ =========== ===========
Net asset value per unit: Type II......... $      58.97       35.98       47.11
                                           ============ =========== ===========
Outstanding units: Type III (note 2)......    4,781,470   8,278,915   5,789,831
                                           ============ =========== ===========
Net asset value per unit: Type III........ $      20.95       13.46       15.28
                                           ============ =========== ===========
Outstanding units: Type IV (note 2).......      513,109     500,424     406,948
                                           ============ =========== ===========
Net asset value per unit: Type IV......... $      18.07       12.77       14.97
                                           ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                       Janus Aspen Series (continued)
                             --------------------------------------------------
                                           Flexible  International   Capital
                               Balanced     Income      Growth     Appreciation
                              Portfolio   Portfolio    Portfolio    Portfolio
                             ------------ ---------- ------------- ------------
Assets
Investment in Janus Aspen
 Series, at fair value
 (note 2):
 Balanced Portfolio
  (16,485,224 shares;
  cost -- $370,790,126)....  $460,267,444        --           --           --
 Flexible Income Portfolio
  (4,942,920 shares;
  cost -- $58,455,980).....           --  56,448,148          --           --
 International Growth
  Portfolio (4,758,145
  shares; cost --
   $111,821,732)...........           --         --   183,997,451          --
 Capital Appreciation
  Portfolio (11,148,082
  shares; cost --
   $273,871,408)...........           --         --           --   369,781,874
Receivable from affiliate..           --         --           478          313
Receivable for units sold..       388,151    102,588      489,862      949,581
                             ------------ ----------  -----------  -----------
 Total assets..............   460,655,595 56,550,736  184,487,791  370,731,768
                             ------------ ----------  -----------  -----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)........       373,020     51,802      161,387      373,639
Payable for units
 withdrawn.................        55,319     46,493      126,477      781,247
                             ------------ ----------  -----------  -----------
 Total liabilities.........       428,339     98,295      287,864    1,154,886
                             ------------ ----------  -----------  -----------
Net assets attributable to
 variable deferred annuity
 contractholders...........  $460,227,256 56,452,441  184,199,927  369,576,882
                             ============ ==========  ===========  ===========
Outstanding units: Type I
 (note 2)..................     2,796,176    514,641      949,972    1,124,173
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type I....................  $      24.50      13.56        28.58        32.35
                             ============ ==========  ===========  ===========
Outstanding units: Type II
 (note 2)..................    12,451,725  3,172,870    4,728,347    6,407,884
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type II...................  $      24.24      13.41        28.32        32.13
                             ============ ==========  ===========  ===========
Outstanding units: Type III
 (note 2)..................     7,205,031    606,070    1,251,115    8,073,338
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type III..................  $      11.93       9.97        17.11        15.07
                             ============ ==========  ===========  ===========
Outstanding units: Type IV
 (note 2)..................       347,931     89,213      102,381      428,091
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type IV...................  $      11.31       9.90        16.96        13.22
                             ============ ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                Statements of Assets and Liabilities, Concluded

                               December 31, 1999

                              Goldman Sachs
                            Variable Insurance          Salomon Brothers
                                  Trust            Variable Series Fund Inc.
                          ---------------------- ------------------------------
                          Growth and   Mid Cap   Strategic              Total
                            Income      Value       Bond    Investors  Return
                             Fund        Fund       Fund      Fund      Fund
                          ----------- ---------- ---------- --------- ---------
Assets
Investment in Goldman
 Sachs Variable
 Insurance Trust,
 at fair value (note 2):
 Growth and Income Fund
  (935,608 shares;
  cost -- $9,933,309)...  $10,188,769        --         --        --        --
 Mid Cap Value Fund
  (1,952,623 shares;
  cost -- $17,214,626)..          --  16,441,086        --        --        --
Investment in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (553,648 shares;
  cost -- $5,558,043)...          --         --   5,348,241       --        --
 Investors Fund (308,001
         shares; cost --
   $3,686,841)..........          --         --         --  3,766,850       --
 Total Return Fund
  (317,951 shares;
  cost -- $3,363,898)...          --         --         --        --  3,252,640
Receivable from
 affiliate..............          --         --         --        --        --
Receivable for units
 sold...................       17,081    109,340     26,541    37,265       --
                          ----------- ---------- ---------- --------- ---------
 Total assets...........   10,205,850 16,550,426  5,374,782 3,804,115 3,252,640
                          ----------- ---------- ---------- --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        7,156     10,490      3,220    12,176     1,941
Payable for units
 withdrawn..............            4     26,440     43,562        32       --
                          ----------- ---------- ---------- --------- ---------
 Total liabilities......        7,160     36,930     46,782    12,208     1,941
                          ----------- ---------- ---------- --------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $10,198,690 16,513,496  5,328,000 3,791,907 3,250,699
                          =========== ========== ========== ========= =========
Outstanding units: Type
 I (note 2).............       80,699    195,348     46,435    15,929     6,185
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type I...........  $      9.23       8.39      10.16     13.40     10.63
                          =========== ========== ========== ========= =========
Outstanding units: Type
 II (note 2)............      779,766  1,156,388    245,779   111,934   175,544
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type II..........  $      9.20       8.35      10.13     13.36     10.60
                          =========== ========== ========== ========= =========
Outstanding units: Type
 III (note 2)...........      204,598    482,846    223,881   187,111   117,856
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type III.........  $     10.44      10.02       9.90     10.98      9.91
                          =========== ========== ========== ========= =========
Outstanding units: Type
 IV (note 2)............       15,109     42,809     15,296     2,865    16,292
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type IV..........  $      9.53       8.89       9.81      9.96      9.59
                          =========== ========== ========== ========= =========

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations

                          Year ended December 31, 1999

                                            GE Investments Funds, Inc.
                         -------------------------------------------------------------------
                           S&P 500       Money                  International  Real Estate
                            Index       Market     Total Return    Equity       Securities
                            Fund         Fund          Fund         Fund           Fund
                         -----------  -----------  ------------ ------------- --------------
Investment income:
 Income -- Ordinary
  Dividends............. $ 4,410,071   15,088,188    2,067,235       46,113      1,381,537
 Expenses  -- Mortality
  & expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............     704,948      950,843      220,301       30,656         43,767
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............   4,907,040    2,464,886      799,585      148,148        322,329
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............     460,991      701,862       85,952        8,603          7,954
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............      21,523       57,198        3,143          449            224
                         -----------  -----------   ----------   ----------    -----------
Net investment income
 (expense)..............  (1,684,431)  10,913,399      958,254     (141,743)     1,007,263
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  30,003,910          (10)   1,021,209    2,767,291     (2,823,490)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  47,259,421           10    5,281,350    4,958,674      1,207,080
  Capital gain
   distribution.........   6,090,099          --     2,426,755    1,106,722         72,712
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments.........  83,353,430          --     8,729,314    8,832,687     (1,543,698)
                         -----------  -----------   ----------   ----------    -----------
Increase (decrease) in
 net assets from
 operations............. $81,668,999   10,913,399    9,687,568    8,690,944       (536,435)
                         ===========  ===========   ==========   ==========    ===========
                                       GE Investments Funds, Inc., continued
                         -------------------------------------------------------------------
                                                                                 Premier
                           Global        Value                   U.S. Equity      Growth
                         Income Fund  Equity Fund  Income Fund      Fund      Equity Fund-a)
                         -----------  -----------  ------------ ------------- --------------
Investment income:
 Income -- Ordinary
  Dividends............. $    55,082      512,848    2,343,057      200,089         23,826
 Expenses  -- Mortality
  & expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............       6,916       72,657      151,247        7,322          1,847
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............      44,108      547,672      337,337      130,281         28,109
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............         --        71,148       21,574       67,105         42,760
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............         --         6,988        3,666        3,951          2,973
                         -----------  -----------   ----------   ----------    -----------
Net investment income
 (expense)..............       4,058     (185,617)   1,829,233       (8,570)       (51,863)
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............    (134,013)   1,440,840     (265,204)     288,484        559,025
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (715,675)   5,153,071   (2,672,230)     816,588      2,049,497
  Capital gain
   distribution.........       4,146          --        72,466    1,800,801        770,369
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments.........    (845,542)   6,593,911   (2,864,968)   2,905,873      3,378,891
                         -----------  -----------   ----------   ----------    -----------
Increase (decrease) in
 net assets from
 operations............. $  (841,484)   6,408,294   (1,035,735)   2,897,303      3,327,028
                         ===========  ===========   ==========   ==========    ===========


-a) Reflects period covering May 5, 1999 to December 31, 1999.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year Ended December 31, 1999

                                     Oppenheimer Variable Account Funds
                         -------------------------------------------------------------
                                        Capital    Aggressive      High      Multiple
                            Bond      Appreciation   Growth       Income    Strategies
                           Fund/VA      Fund/VA      Fund/VA     Fund/VA     Fund/VA
                         -----------  ------------ -----------  ----------  ----------
Investment income:
 Income -- Ordinary Div-
  idends................ $ 3,095,204      647,295          --   11,617,048  2,750,715
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type I (note
  3)....................     211,534      610,992    1,107,841     525,530    397,035
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type II
  (note 3)..............     684,021    2,181,875    1,965,558   1,624,725    609,540
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type III
  (note 3)..............      37,302       71,673       44,712      74,133     15,762
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type IV
  (note 3)..............       2,616        2,934          913       1,234        367
                         -----------   ----------  -----------  ----------  ---------
Net investment income
 (expense)..............   2,159,731   (2,220,179)  (3,119,024)  9,391,426  1,728,011
                         -----------   ----------  -----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (367,634)   8,028,813   43,460,518  (2,467,228) 1,998,615
 Unrealized appreciation
  (depreciation) on
  investments...........  (4,062,392)  64,932,288  120,804,294  (1,860,876)   249,173
 Capital gain distribu-
  tion..................     306,119    7,443,892          --          --   3,958,345
                         -----------   ----------  -----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (4,123,907)  80,404,993  164,264,812  (4,328,104) 6,206,133
                         -----------   ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from opera-
 tions.................. $(1,964,176)  78,184,814  161,145,788   5,063,322  7,934,144
                         ===========   ==========  ===========  ==========  =========

                                           Variable Insurance Products Fund
                                          -------------------------------------
                                            Equity-
                                             Income       Growth      Overseas
                                           Portfolio     Portfolio   Portfolio
                                          ------------  -----------  ----------
Investment income:
 Income -- Ordinary Dividends............ $ 10,155,685      956,132   1,571,786
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type I (note 3).......................    2,492,600    2,538,686     777,904
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type II (note 3)......................    6,522,445    3,548,591     559,606
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type III (note 3).....................      186,038      405,119      21,330
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type IV (note 3)......................       10,576       11,944       1,011
                                          ------------  -----------  ----------
Net investment income (expense)..........      944,026   (5,548,208)    211,935
                                          ------------  -----------  ----------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)................   32,608,373   40,501,315  22,135,968
 Unrealized appreciation (depreciation)
  on investments.........................  (23,171,445)  83,757,029  16,842,471
 Capital gain distribution...............   22,604,590   46,850,486   2,564,494
                                          ------------  -----------  ----------
Net realized and unrealized gain (loss)
 on investments..........................   32,041,518  171,108,830  41,542,933
                                          ------------  -----------  ----------
Increase (decrease) in net assets from
 operations.............................. $ 32,985,544  165,560,622  41,754,868
                                          ============  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999

                                Variable Insurance        Variable Insurance
                                 Products Fund II          Products Fund III
                              ------------------------  ------------------------
                                 Asset                  Growth &      Growth
                                Manager     Contrafund   Income    Opportunities
                               Portfolio    Portfolio   Portfolio    Portfolio
                              ------------  ----------  ---------  -------------
Investment income:
 Income -- Ordinary
  Dividends.................  $ 16,324,271   1,703,921    387,131      567,056
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........     4,367,086     941,924    161,230      107,137
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........     1,287,699   4,240,466    951,315      852,938
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........        41,993     286,944    137,297       99,378
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........         1,982      13,783      5,408        3,459
                              ------------  ----------  ---------    ---------
Net investment income
 (expense)..................    10,625,511  (3,779,196)  (868,119)    (495,856)
                              ------------  ----------  ---------    ---------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...    16,067,053  24,922,273  3,957,786    2,346,277
 Unrealized appreciation
  (depreciation) on
  investments...............    (2,840,015) 55,449,896  2,814,926     (404,266)
 Capital gain distribution..    20,776,345  12,495,419    785,993    1,053,105
                              ------------  ----------  ---------    ---------
Net realized and unrealized
 gain (loss) on
 investments................    34,003,383  92,867,588  7,558,705    2,995,116
                              ------------  ----------  ---------    ---------
Increase (decrease) in net
 assets from operations.....  $ 44,628,894  89,088,392  6,690,586    2,499,260
                              ============  ==========  =========    =========

                                                Federated Insurance Series
                                            ------------------------------------
                                             American    High Income
                                              Leaders       Bond       Utility
                                              Fund II      Fund II     Fund II
                                            -----------  -----------  ----------
Investment income:
 Income -- Ordinary Dividends.............  $   704,366   4,281,850    1,190,082
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type I (note 3).............       95,183      83,957       88,850
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type II (note 3)............    1,047,440     681,714      588,434
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type III (note 3)...........       72,076      45,805       29,308
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type IV (note 3)............        2,887       3,002        1,836
                                            -----------  ----------   ----------
Net investment income (expense)...........     (513,220)  3,467,372      481,654
                                            -----------  ----------   ----------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss).................    1,360,681  (1,194,670)   1,236,132
 Unrealized appreciation (depreciation) on
  investments.............................   (4,248,287) (1,948,643)  (3,774,428)
 Capital gain distribution................    7,121,918     372,335    2,310,160
                                            -----------  ----------   ----------
Net realized and unrealized gain (loss) on
 investments..............................    4,234,312  (2,770,978)    (228,136)
                                            -----------  ----------   ----------
Increase (decrease) in net assets from op-
 erations.................................  $ 3,721,092     696,394      253,518
                                            ===========  ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999


                                                             PBHG Insurance
                                  Alger American Fund      Series Fund, Inc.
                               -------------------------  ---------------------
                                                            PBHG
                                   Small                  Large Cap     PBHG
                               Capitalization   Growth     Growth    Growth II
                                 Portfolio    Portfolio   Portfolio  Portfolio
                               -------------- ----------  ---------  ----------
Investment income:
 Income -- Ordinary Divi-
  dends......................   $       --       165,319        --          --
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)...........       192,915      338,789     20,933      27,493
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3)..........     1,098,622    2,152,122    162,402     183,640
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3).........        53,181      347,936        --          --
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3)..........         4,140        8,392        --          --
                                -----------   ----------  ---------  ----------
Net investment income (ex-
 pense)......................    (1,348,858)  (2,681,920)  (183,335)   (211,133)
                                -----------   ----------  ---------  ----------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....     4,496,020   16,000,254  1,293,989   2,553,635
 Unrealized appreciation (de-
  preciation) on invest-
  ments......................    25,658,694   34,200,259  7,139,998  11,061,365
 Capital gain distribution...    11,288,748   16,366,607        --          --
                                -----------   ----------  ---------  ----------
Net realized and unrealized
 gain (loss) on investments..    41,443,462   66,567,120  8,433,987  13,615,000
                                -----------   ----------  ---------  ----------
Increase (decrease) in net
 assets from operations......   $40,094,604   63,885,200  8,250,652  13,403,867
                                ===========   ==========  =========  ==========

                                                 Janus Aspen Series
                                        --------------------------------------
                                         Aggressive                 Worldwide
                                           Growth       Growth       Growth
                                         Portfolio     Portfolio    Portfolio
                                        ------------  -----------  -----------
Investment income:
 Income -- Ordinary Dividends.........  $  2,881,876    1,107,540    1,115,148
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type I
  (note 3)............................       677,194    1,417,071    1,769,864
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type II
  (note 3)............................     2,051,000    4,084,205    6,316,146
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type III
  (note 3)............................       308,490      483,682      361,048
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type IV
  (note 3)............................        20,061       19,248       18,635
                                        ------------  -----------  -----------
Net investment income (expense).......      (174,869)  (4,896,666)  (7,350,545)
                                        ------------  -----------  -----------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss).............    62,362,096   35,813,367   59,273,825
 Unrealized appreciation (deprecia-
  tion) on investments................   163,992,838  142,877,179  309,685,852
 Capital gain distribution............     4,906,978    2,247,871          --
                                        ------------  -----------  -----------
Net realized and unrealized gain
 (loss) on investments................   231,261,912  180,938,417  368,959,677
                                        ------------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................  $231,087,043  176,041,751  361,609,132
                                        ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999

                                       Janus Aspen Series (continued)
                              --------------------------------------------------
                                           Flexible   International   Capital
                               Balanced     Income       Growth     Appreciation
                               Portfolio  Portfolio     Portfolio    Portfolio
                              ----------- ----------  ------------- ------------
Investment income:
 Income -- Ordinary
  Dividends.................  $ 7,970,337  3,387,191      230,552        79,084
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........      724,446     84,668      201,248       280,059
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........    2,795,494    492,939    1,061,078     1,375,897
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........      489,490     41,297       67,763       546,887
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........       15,454      5,523        4,306        15,737
                              ----------- ----------   ----------   -----------
Net investment income
 (expense)..................    3,945,453  2,762,764   (1,103,843)   (2,139,496)
                              ----------- ----------   ----------   -----------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...   13,526,836   (288,141)   6,798,898    12,257,740
 Unrealized appreciation
  (depreciation) on
  investments...............   55,762,394 (2,373,888)  68,867,033    88,365,393
 Capital gain distribution..          --     146,515          --        909,471
                              ----------- ----------   ----------   -----------
Net realized and unrealized
 gain (loss) on
 investments................   69,289,230 (2,515,514)  75,665,931   101,532,604
                              ----------- ----------   ----------   -----------
Increase (decrease) in net
 assets from operations.....  $73,234,683    247,250   74,562,088    99,393,108
                              =========== ==========   ==========   ===========

                                 Goldman Sachs
                              Variable Insurance    Salomon Brothers Variable
                                     Trust               Series Fund Inc.
                              -------------------  -----------------------------
                              Growth and Mid Cap   Strategic             Total
                                Income    Value      Bond     Investors  Return
                                 Fund      Fund      Fund       Fund      Fund
                              ---------- --------  ---------  --------- --------
Investment income:
 Income -- Ordinary
  Dividends.................    112,074   116,838   266,587     19,120    78,025
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........      7,339    13,312     7,088      1,561     1,042
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........     78,696    79,328    16,165      7,237    16,090
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........      9,532    30,093    13,973     10,004     6,754
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........        497     2,096     1,648        174       711
                               --------  --------  --------    -------  --------
Net investment income
 (expense)..................     16,010    (7,991)  227,713        144    53,428
                               --------  --------  --------    -------  --------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...      9,945    40,722     1,001    (45,705)    1,801
 Unrealized appreciation
  (depreciation) on
  investments...............    215,378  (786,328) (204,979)    79,688  (108,299)
 Capital gain distribution..        --        --        --         --        --
                               --------  --------  --------    -------  --------
Net realized and unrealized
 gain (loss) on
 investments................    225,323  (745,606) (203,978)    33,983  (106,498)
                               --------  --------  --------    -------  --------
Increase (decrease) in net
 assets from operations.....   $241,333  (753,597)   23,735     34,127   (53,070)
                               ========  ========  ========    =======  ========

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  GE Investments Funds, Inc.
                          -------------------------------------------------------------------------------
                                  S&P 500
                                   Index                   Money Market               Total Return
                                    Fund                       Fund                       Fund
                          -------------------------  -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------  -------------------------
                              1999         1998          1999         1998          1999         1998
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............  $ (1,684,431)    (394,895)   10,913,399    6,916,677       958,254    2,668,826
 Net realized gain
  (loss)................    30,003,910    8,830,544           (10)     545,381     1,021,209     (144,205)
 Unrealized appreciation
  (depreciation) on
  investments...........    47,259,421   35,731,485            10     (545,381)    5,281,350    5,408,858
 Capital gain distribu-
  tion..................     6,090,099    8,918,905           --           --      2,426,755          --
                          ------------  -----------  ------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from oper-
   ations...............    81,668,999   53,086,039    10,913,399    6,916,677     9,687,568    7,933,479
                          ------------  -----------  ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........   150,605,950   53,735,217   455,850,801  103,629,024    20,100,592    7,103,374
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (1,914,921)  (1,018,619)   (6,110,039)  (4,961,886)     (782,405)    (336,462)
   Surrenders...........   (23,948,873) (11,869,972) (119,079,947) (46,255,514)   (5,649,875)  (3,264,071)
   Administrative
    expense (note 3)....      (346,732)    (193,962)     (308,122)    (222,910)      (83,454)     (63,853)
   Transfer gain (loss)
    and transfer fees...       957,648      623,320     5,822,636    6,222,666        67,204       76,515
   Capital contribution
    (withdrawal)........           --           --            --           --            --           --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    89,343,041   40,155,936    19,221,784   24,299,736    13,514,725    9,157,868
 Interfund transfers....    18,779,770   20,883,117  (140,405,301)   5,214,444        76,047      974,377
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   233,475,883  102,315,037   214,991,812   87,925,560    27,242,834   13,647,748
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............   315,144,882  155,401,076   225,905,211   94,842,237    36,930,402   21,581,227
Net assets at beginning
 of year................   308,827,400  153,426,324   218,536,941  123,694,704    66,108,344   44,527,117
                          ------------  -----------  ------------  -----------  ------------  -----------
Net assets at end of
 year...................  $623,972,282  308,827,400   444,442,152  218,536,941   103,038,746   66,108,344
                          ============  ===========  ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------
                               International               Real Estate
                                   Equity                   Securities
                                    Fund                       Fund
                          -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------
                              1999         1998         1999          1998
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (141,743)   1,294,582    1,007,263     1,409,122
 Net realized gain
  (loss)................     2,767,291      441,842   (2,823,490)     (878,569)
 Unrealized appreciation
  (depreciation) on
  investments...........     4,958,674    2,296,938    1,207,080   (12,908,191)
 Capital gain
  distribution..........     1,106,722          --        72,712     1,726,962
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets from
 operations.............     8,690,944    4,033,362     (536,435)  (10,650,676)
                          ------------  -----------  -----------  ------------
From capital
 transactions:
 Net premiums...........     2,858,308      985,487    2,212,512     5,008,291
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......       (66,512)     (49,268)    (124,447)     (182,572)
   Surrenders...........      (545,373)    (558,600)  (2,167,345)   (1,142,178)
   Administrative
    expense (note 3)....       (12,619)     (13,254)     (24,242)      (30,467)
   Transfer gain (loss)
    and transfer fees...       108,529     (258,988)    (129,406)     (443,138)
   Capital contribution
    (withdrawal)........      (198,516)         --           --            --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............     1,447,720    1,469,927    2,498,480     6,836,059
 Interfund transfers....       361,833   (1,665,448)  (7,573,589)   (5,533,571)
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets from capital
 transactions...........     3,953,370      (90,144)  (5,308,037)    4,512,424
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets.............    12,644,314    3,943,218   (5,844,472)   (6,138,252)
Net assets at beginning
 of year................    26,819,751   22,876,533   46,545,545    52,683,797
                          ------------  -----------  -----------  ------------
Net assets at end of
 year...................  $ 39,464,065   26,819,751   40,701,073    46,545,545
                          ============  ===========  ===========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 GE Investments Funds, Inc. (continued)
                             --------------------------------------------------
                               Global Income Fund         Value Equity Fund
                             ------------------------- ------------------------
                             Year ended December 31,   Year ended December 31,
                             ------------------------- ------------------------
                                 1999         1998        1999         1998
                             ------------  ----------- -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income (ex-
  pense)...................  $      4,058     504,065     (185,617)    (158,569)
 Net realized gain (loss)..      (134,013)     96,320    1,440,840      576,810
 Unrealized appreciation
  (depreciation) on invest-
  ments....................      (715,675)    337,555    5,153,071     (292,099)
 Capital gain distribu-
  tion.....................         4,146      22,214          --       929,149
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from operations....      (841,484)    960,154    6,408,294    1,055,291
                             ------------  ----------  -----------  -----------
From capital transactions:
 Net premiums..............       298,133     600,772   21,173,356    9,579,320
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........           --          --      (219,644)     (25,562)
  Surrenders...............      (230,326)    (63,958)  (3,878,411)  (1,731,724)
  Administrative expense
   (note 3)................        (2,504)        --       (39,635)     (18,611)
  Transfer gain (loss) and
   transfer fees...........        41,185      (1,623)     (24,010)   1,014,745
  Capital contribution
   (withdrawal)............           --       45,130          --           --
 Transfers (to) from the
  Guarantee Account (note
  1).......................     1,130,309     986,575    9,162,615    8,817,658
 Interfund transfers.......    (1,065,929)  1,028,376    2,580,708    4,550,014
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions..............       170,868   2,595,272   28,754,979   22,185,840
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets....................      (670,616)  3,555,426   35,163,273   23,214,131
Net assets at beginning of
 year......................     9,670,724   6,115,298   39,141,139   15,900,008
                             ------------  ----------  -----------  -----------
Net assets at end of year..  $  9,000,108   9,670,724   74,304,412   39,114,139
                             ============  ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------
                                                                 U.S.                 Premier
                                   Income                       Equity                Growth
                                    Fund                         Fund               Equity Fund
                          -------------------------  ---------------------------- ---------------
                                                                    Period from     Period from
                          Year ended December 31,     Year ended    May 4, 1998     May 5, 1999
                          -------------------------  December 31, to December 31, to December 31,
                              1999         1998          1999          1998            1999
                          ------------  -----------  ------------ --------------- ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,829,233    1,286,221       (8,570)        9,991         (51,863)
 Net realized gain
  (loss)................      (265,204)     335,927      288,484         9,452         559,025
 Unrealized appreciation
  (depreciation) on
  investments...........    (2,672,230)    (245,492)     816,588       153,754       2,049,497
 Capital gain distribu-
  tion..................        72,466      285,194    1,800,801        36,079         770,369
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets from
 operations.............    (1,035,735)   1,661,850    2,897,303       209,276       3,327,028
                          ------------  -----------   ----------     ---------      ----------
From capital
 transactions:
 Net premiums...........     6,923,805    1,921,255   22,445,779       864,801      14,174,762
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......      (489,017)    (145,003)     (45,279)          --           (3,881)
   Surrenders...........    (2,870,344)  (1,961,475)    (528,852)       (8,236)       (153,976)
   Administrative ex-
    pense (note 3)......       (44,669)     (34,884)      (5,653)         (374)         (1,218)
   Transfer gain (loss)
    and transfer fees...        62,981     (172,635)     129,249         4,703         205,591
   Capital contribution
    (withdrawal)........           --           --           --            --              --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............     8,054,862    4,132,905    6,635,234       500,876       1,787,824
 Interfund transfers....       (75,826)   6,911,104    5,339,842       629,934       7,975,066
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets from capital
 transactions...........    11,561,792   10,651,267   33,970,320     1,991,704      23,984,168
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets.............    10,526,057   12,313,117   36,867,623     2,200,980      27,311,196
Net assets at beginning
 of year................    34,323,977   22,010,860    2,200,980           --              --
                          ------------  -----------   ----------     ---------      ----------
Net assets at end of
 year...................  $ 44,850,034   34,323,977   39,068,603     2,200,980      27,311,196
                          ============  ===========   ==========     =========      ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Oppenheimer Variable Account Funds
                          ----------------------------------------------------
                                                             Capital
                                    Bond                   Appreciation
                                  Fund/VA                    Fund/VA
                          -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------
                              1999         1998          1999         1998
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............. $  2,159,731       67,918    (2,220,179)    (932,825)
 Net realized gain
  (loss).................     (367,634)     557,479     8,028,813   19,777,101
 Unrealized appreciation
  (depreciation) on
  investments............   (4,062,392)   1,205,533    64,932,288      922,343
 Capital gain
  distribution...........      306,119      628,926     7,443,892   13,330,660
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from
 operations..............   (1,964,176)   2,459,856    78,184,814   33,097,279
                          ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums............   12,174,256    6,231,291    23,530,758   17,725,498
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits........     (689,793)    (410,382)   (1,199,344)    (894,216)
   Surrenders............   (5,269,460)  (4,432,337)  (14,095,955)  (9,299,680)
   Administrative expense
    (note 3).............      (69,547)     (55,996)     (221,476)    (184,119)
   Transfer gain (loss)
    and transfer fees....     (235,556)     (86,859)       87,768       (3,882)
 Transfers (to) from the
  Guarantee Account (note
  1).....................   13,999,173    8,638,887    14,646,072   17,267,813
 Interfund transfers.....   (4,224,435)  10,655,917    (8,629,648)  (7,357,815)
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions............   15,684,638   20,540,521    14,118,175   17,253,599
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets..............   13,720,462   23,000,377    92,302,989   50,350,878
Net assets at beginning
 of year.................   62,746,060   39,745,683   189,366,694  139,015,816
                          ------------  -----------  ------------  -----------
Net assets at end of
 year.................... $ 76,466,522   62,746,060   281,669,683  189,366,694
                          ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Oppenheimer Variable Account Funds (continued)
                          ------------------------------------------------------------------------------
                                 Aggressive                    High                    Multiple
                                   Growth                     Income                  Strategies
                                   Fund/VA                    Fund/VA                   Fund/VA
                          --------------------------  ------------------------  ------------------------
                           Year ended December 31,    Year ended December 31,   Year ended December 31,
                          --------------------------  ------------------------  ------------------------
                              1999          1998         1999         1998         1999         1998
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,119,024)  (2,113,073)   9,391,426    1,269,071    1,728,011     (243,868)
 Net realized gain
  (loss)................     43,460,518   19,896,478   (2,467,228)     (99,049)   1,998,615    1,712,582
 Unrealized appreciation
  (depreciation) on
  investments...........    120,804,294     (396,149)  (1,860,876)  (7,301,468)     249,173   (1,662,556)
 Capital gain
  distribution..........            --     5,372,387          --     4,091,636    3,958,345    4,043,187
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............    161,145,788   22,759,643    5,063,322   (2,039,810)   7,934,144    3,849,345
                          -------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........     13,548,977    9,377,106   14,520,822   13,886,757    5,277,206    5,911,134
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......     (1,088,159)    (796,601)  (1,064,649)  (1,060,654)    (560,764)    (527,685)
   Surrenders...........    (20,015,823) (11,332,990) (13,777,348) (10,775,891)  (7,655,266)  (6,115,145)
   Administrative ex-
    pense
    (note 3)............       (320,865)    (280,687)    (181,388)    (189,819)    (112,560)    (118,214)
   Transfer gain (loss)
    and
    transfer fees.......        978,941   (1,028,582)    (340,605)    (612,294)    (334,258)    (298,427)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............      5,300,960   11,708,764   13,711,757   20,861,727    4,683,850    8,281,940
 Interfund transfers....    (19,243,413) (20,227,182) (14,458,320)  (4,351,060)  (8,149,619)  (3,251,940)
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    (20,839,382) (12,580,172)  (1,589,731)  17,758,766   (6,851,411)   3,881,663
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............    140,306,406   10,179,471    3,473,591   15,718,956    1,082,733    7,731,008
Net assets at beginning
 of year................    218,026,707  207,847,236  164,004,582  148,285,626   79,754,561   72,023,553
                          -------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $ 358,333,113  218,026,707  167,478,173  164,004,582   80,837,294   79,754,561
                          =============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Variable Insurance Products Fund
                          -----------------------------------------------------------------------------
                          Equity-Income Portfolio       Growth Portfolio         Overseas Portfolio
                          -------------------------  ------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  ------------------------
                              1999         1998         1999         1998         1999         1998
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    944,026      365,176   (5,548,208)  (2,577,337)     211,935      761,025
 Net realized gain
  (loss)................    32,608,373   40,058,923   40,501,315   17,030,101   22,135,968   12,998,779
 Unrealized appreciation
  (depreciation) on
  investments...........   (23,171,445)  (9,194,909)  83,757,029   58,825,099   16,842,471   (6,292,784)
 Capital gain
  distribution..........    22,604,590   31,355,502   46,850,486   41,858,263    2,564,494    6,294,605
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............    32,985,544   62,584,692  165,560,622  115,136,126   41,754,868   13,761,625
                          ------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........    55,451,274   46,774,052  102,689,652   15,214,848    5,626,757    1,843,855
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (3,558,664)  (3,800,272)  (2,182,323)  (2,191,698)    (566,490)    (439,740)
   Surrenders...........   (58,264,096) (39,388,010) (50,608,296) (23,927,419) (11,598,256)  (6,306,537)
   Administrative
    expense (note 3)....      (810,775)    (787,804)    (662,552)    (510,394)    (182,204)    (183,116)
   Transfer gain (loss)
    and transfer fees...      (463,678)  (4,002,591)    (193,058)  (1,467,259)     691,511   (1,416,329)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    32,482,731   49,734,168   27,141,802    9,000,692    1,257,466    2,209,192
 Interfund transfers....   (59,307,860) (32,464,680)  13,823,927   (8,701,771) (10,841,539) (14,310,296)
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   (34,471,068)  16,064,863   90,009,152  (12,583,001) (15,612,755) (18,602,971)
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............    (1,485,524)  78,649,555  255,569,774  102,553,125   26,142,113   (4,841,346)
Net assets at beginning
 of year................   692,232,327  613,582,772  417,566,732  315,013,607  103,463,275  108,304,621
                          ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $690,746,803  692,232,327  673,136,506  417,566,732  129,605,388  103,463,275
                          ============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Variable Insurance Products Fund II
                            ---------------------------------------------------
                            Asset Manager Portfolio     Contrafund Portfolio
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                1999         1998         1999         1998
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $ 10,625,511    9,625,658   (3,779,196)  (1,952,491)
 Net realized gain (loss)
  ........................    16,067,053   12,994,733   24,922,273   14,314,697
 Unrealized appreciation
  (depreciation) on
  investments.............    (2,840,015)  (5,404,033)  55,449,896   47,868,379
 Capital gain
  distribution............    20,776,345   45,774,419   12,495,419   12,625,996
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from operations...    44,628,894   62,990,777   89,088,392   72,856,581
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    14,653,091   10,264,331   82,802,444   25,285,801
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits..........    (2,929,710)  (2,712,196)  (1,793,088)  (1,246,412)
  Surrenders..............   (65,155,121) (43,729,546) (26,567,889) (13,148,361)
  Administrative expense
   (note 3)...............    (1,071,066)  (1,091,339)    (379,551)    (296,892)
  Transfer gain (loss) and
   transfer fees..........    (2,618,892)  (6,077,325)  (2,525,155)    (122,549)
 Transfers (to) from
  Guarantee Account
  (note 1)................     9,583,071    9,427,060   32,522,703   25,805,412
 Interfund transfers......   (21,111,137) (12,459,422)   4,661,245   (7,547,010)
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............   (68,649,764) (46,378,437)  88,720,709   28,729,989
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................   (24,020,870)  16,612,340  177,809,101  101,586,570
Net assets at beginning of
 year.....................   500,487,152  483,874,812  343,723,966  242,137,396
                            ------------  -----------  -----------  -----------
Net assets at end of
 year.....................  $476,466,282  500,487,152  521,533,067  343,723,966
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Variable Insurance Products Fund III
                            ---------------------------------------------------
                                Growth & Income         Growth Opportunities
                                   Portfolio                 Portfolio
                            ------------------------  -------------------------
                            Year ended December 31,   Year ended December 31,
                            ------------------------  -------------------------
                                1999         1998         1999         1998
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (868,119)   (420,269)     (495,856)    (241,549)
 Net realized gain
  (loss)..................     3,957,786     983,225     2,346,277      378,467
 Unrealized appreciation
  (depreciation) on
  investments.............     2,814,926   7,912,728      (404,266)   6,815,534
 Capital gain
  distribution............       785,993     102,863     1,053,105      739,930
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets from operations...     6,690,586   8,578,547     2,499,260    7,692,382
                            ------------  ----------  ------------  -----------
From capital transactions:
 Net premiums.............    37,343,267  13,303,380    31,843,565   10,151,968
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits..........      (452,650)   (688,026)     (291,426)    (104,398)
  Surrenders..............    (4,513,761) (1,264,908)   (4,617,789)  (1,515,091)
  Administrative expense
   (note 3)...............       (71,973)    (29,641)      (57,526)     (29,463)
  Transfer gain (loss) and
   transfer fees..........       351,485     732,615       253,392      483,076
 Transfers (to) from
  Guarantee Account (note
  1)......................    24,539,942  10,185,026    15,970,057   10,705,328
 Interfund transfers......      (525,341) 10,322,368     1,492,494    9,164,481
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............    56,670,969  32,560,814    44,592,767   28,855,901
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets...................    63,361,555  41,139,361    47,092,027   36,548,283
Net assets at beginning of
 year.....................    56,847,583  15,708,222    53,636,058   17,087,775
                            ------------  ----------  ------------  -----------
Net assets at end of
 year.....................  $120,209,138  56,847,583   100,728,085   53,636,058
                            ============  ==========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Federated Insurance Series
                          ------------------------------------------------------------------------
                                 American                High Income
                                  Leaders                   Bond                   Utility
                                  Fund II                  Fund II                 Fund II
                          ------------------------  ----------------------  ----------------------
                                                     Year ended December     Year ended December
                          Year ended December 31,            31,                     31,
                          ------------------------  ----------------------  ----------------------
                              1999         1998        1999        1998        1998        1996
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (513,220)   (550,126)  3,467,372     377,590     481,654    (182,451)
 Net realized gain
  (loss)................     1,360,681   1,333,508  (1,194,670)    901,146   1,236,132   1,730,044
 Unrealized appreciation
  (depreciation) on
  investments...........    (4,248,287)  4,019,536  (1,948,643)   (615,798) (3,774,428)  1,205,055
 Capital gain
  distribution..........     7,121,918   2,704,294     372,335     273,209   2,310,160   1,841,863
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............     3,721,092   7,507,212     696,394     936,147     253,518   4,594,511
                          ------------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........    21,419,498  17,174,298  12,914,758   7,609,375   9,759,421   5,300,423
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......      (221,728)   (702,585)   (245,085)   (420,052)   (562,420)   (295,533)
   Surrenders...........    (5,313,269) (2,256,129) (3,914,221) (3,031,255) (3,154,249) (1,872,219)
   Administrative
    expense (note 3)....       (77,785)    (47,545)    (43,801)    (34,940)    (45,364)    (36,851)
   Transfer gain (loss)
    and transfer fees...       (56,238)    404,576         989     650,014    (154,923)   (738,016)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    15,009,686  15,132,233  11,169,833  12,815,682  10,141,825   5,791,377
 Interfund transfers....    (7,715,367)  2,109,439  (5,891,810) (1,253,689) (2,728,703)  2,670,259
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........    23,044,797  31,814,287  13,990,663  16,335,135  13,255,587  10,819,440
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.............    26,765,889  39,321,499  14,687,057  17,271,282  13,509,105  15,413,951
Net assets at beginning
 of year................    74,215,225  34,893,726  52,466,629  35,195,347  45,811,845  30,397,894
                          ------------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
 year...................  $100,981,114  74,215,225  67,153,686  52,466,629  59,320,950  45,811,845
                          ============  ==========  ==========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Alger American Fund
                            --------------------------------------------------
                             Small Capitalization
                                   Portfolio             Growth Portfolio
                            ------------------------  ------------------------
                            Year ended December 31,   Year ended December 31,
                            ------------------------  ------------------------
                                1999         1998        1999         1998
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $ (1,348,858) (1,053,686)  (2,681,920)    (966,536)
 Net realized gain
  (loss)..................     4,496,020     411,066   16,000,254    4,172,054
 Unrealized appreciation
  (depreciation) on in-
  vestments...............    25,658,694   2,406,527   34,200,259   20,408,775
 Capital gain distribu-
  tion....................    11,288,748  10,556,556   16,366,607   13,947,299
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from operations...    40,094,604  12,320,463   63,885,200   37,561,592
                            ------------  ----------  -----------  -----------
From capital transactions:
 Net premiums.............    18,801,609   6,622,636   92,259,433   11,725,922
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.........      (420,284)   (459,998)  (1,648,447)    (663,235)
   Surrenders.............    (7,370,878) (3,709,013) (13,584,719)  (5,345,156)
   Administrative expense
    (note 3)..............       (95,877)    (83,804)    (148,219)     (89,422)
   Transfer gain (loss)
    and transfer fees.....       339,009     246,716      622,265      (10,013)
 Transfers (to) from the
  Guarantee Account (note
  1)......................     7,500,439   8,384,117   26,764,387    9,961,009
 Interfund transfers......    (9,144,368) (2,794,548)  22,462,752    6,706,761
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............     9,609,650   8,206,106  126,727,452   22,285,866
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets...................    49,704,254  20,526,569  190,612,652   59,847,458
Net assets at beginning of
 year.....................    94,354,259  73,827,690  132,001,271   72,153,813
                            ------------  ----------  -----------  -----------
Net assets at end of
 year.....................  $144,058,513  94,354,259  322,613,923  132,001,271
                            ============  ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     PBHG Insurance Series Fund, Inc.
                               -----------------------------------------------
                                        PBHG                    PBHG
                                     Large Cap                Growth II
                                  Growth Portfolio            Portfolio
                               -----------------------  ----------------------
                                Year ended December      Year ended December
                                        31,                      31,
                               -----------------------  ----------------------
                                  1999         1998        1999        1998
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income (ex-
  pense)...................... $  (183,335)   (106,500)   (211,133)   (119,244)
 Net realized gain (loss).....   1,293,989     282,909   2,553,635    (281,878)
 Unrealized appreciation (de-
  preciation) on investments..   7,139,998   2,025,080  11,061,365   1,029,558
 Capital gain distribution....         --          --          --          --
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets from operations.......   8,250,652   2,201,489  13,403,867     628,436
                               -----------  ----------  ----------  ----------
From capital transactions:
 Net premiums.................   1,893,719   2,342,871   2,634,384   1,855,144
 Transfers (to) from the gen-
  eral account of GE Life and
  Annuity:
  Death benefits..............    (120,414)    (42,994)    (31,216)   (117,890)
  Surrenders..................  (2,112,511)   (588,848) (1,282,939)   (409,105)
  Administrative expense (note
   3).........................     (13,054)     (7,464)    (13,646)     (8,868)
  Transfer gain (loss) and
   transfer fees..............       8,735      40,495      92,029      27,528
 Transfers (to) from the
  Guarantee Account (note 1)     2,244,446   2,026,921   1,647,321   2,485,422
 Interfund transfers..........   1,070,497   1,290,849   5,263,684    (477,840)
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets from capital
 transactions.................   2,971,418   5,061,830   8,309,617   3,354,391
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets.......................  11,222,070   7,263,319  21,713,484   3,982,827
Net assets at beginning of
 year.........................  11,981,586   4,718,267  10,934,767   6,951,940
                               -----------  ----------  ----------  ----------
Net assets at end of year..... $23,203,656  11,981,586  32,648,251  10,934,767
                               ===========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Janus Aspen Series
                            ---------------------------------------------------
                                   Aggressive
                                     Growth                    Growth
                                   Portfolio                  Portfolio
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                1999         1998         1999         1998
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (174,869)  (1,431,833)  (4,896,666)   6,056,709
 Net realized gain
  (loss)..................    62,362,096   11,413,034   35,813,367   11,096,226
 Unrealized appreciation
  (depreciation) on
  investments.............   163,992,838   24,333,274  142,877,179   56,452,101
 Capital gain
  distribution............     4,906,978          --     2,247,871    7,613,462
                            ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations.............   231,087,043   34,314,475  176,041,751   81,218,498
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    82,694,488    4,886,885  129,921,095   19,968,429
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.........      (693,006)    (815,476)  (2,337,901)  (1,360,596)
   Surrenders.............   (14,862,560)  (5,681,643) (28,100,426) (11,799,421)
   Administrative expense
    (note 3)..............      (206,645)    (120,730)    (458,087)    (317,146)
   Transfer gain (loss)
    and transfer fees.....    (5,761,812)    (352,260)     893,020     (691,664)
 Transfers (to) from the
  Guarantee Account (note
  1)......................    14,163,240    4,693,626   37,755,657   19,406,972
 Interfund transfers......    74,808,346   (8,460,504)  42,077,065    3,890,833
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............   150,142,051   (5,850,102) 179,750,423   29,097,407
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................   381,229,094   28,464,373  355,792,174  110,315,905
Net assets at beginning of
 year.....................   134,279,495  105,815,122  334,384,822  224,068,917
                            ------------  -----------  -----------  -----------
Net assets at end of
 year.....................  $515,508,589  134,279,495  690,176,996  334,384,822
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                          -----------------------------------------------------------------------------
                                 Worldwide                                            Flexible
                                   Growth                   Balanced                   Income
                                 Portfolio                  Portfolio                 Portfolio
                          -------------------------  ------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  ------------------------
                              1999         1998         1999         1998         1999         1998
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ (7,350,545)   6,523,226    3,945,453    3,182,878    2,762,764    1,259,217
 Net realized gain
  (loss)................    59,273,825   46,111,510   13,526,836    3,053,389     (288,141)     222,001
 Unrealized appreciation
  (depreciation) on
  investments...........   309,685,852   41,481,543   55,762,394   28,743,051   (2,373,888)      30,008
 Capital gain
  distribution..........           --     4,933,615          --       722,300      146,515       66,130
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............   361,609,132   99,049,894   73,234,683   35,701,618      247,250    1,577,356
                          ------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........   103,924,205   44,526,187  123,717,725   24,644,401   12,258,667    4,066,867
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (2,973,664)  (1,373,901)  (1,474,438)    (857,556)    (202,784)     (36,188)
   Surrenders...........   (40,772,035) (19,617,340) (20,730,548)  (9,165,787)  (2,936,151)    (813,459)
   Administrative
    expense (note 3)....      (619,954)    (469,515)    (267,776)    (138,515)     (34,631)     (21,644)
   Transfer gain (loss)
    and transfer fees...       934,945      125,152      456,442    1,031,515     (128,719)     453,024
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    51,917,924   41,574,483   78,194,170   24,485,481   13,890,840    7,043,148
 Interfund transfers....     5,019,615     (124,706)  32,520,849   21,236,757      312,624    6,439,490
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   117,431,036   64,640,360  212,416,424   61,236,296   23,159,846   17,131,238
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   479,040,168  163,690,254  285,651,107   96,937,914   23,407,096   18,708,594
Net assets at beginning
 of year................   508,816,336  345,126,082  174,576,149   77,638,235   33,045,345   14,336,751
                          ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $987,856,504  508,816,336  460,227,256  174,576,149   56,452,441   33,045,345
                          ============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series (continued)
                             -------------------------------------------------
                              International Growth      Capital Appreciation
                                    Portfolio                Portfolio
                             ------------------------  -----------------------
                                                        Year ended December
                             Year ended December 31,            31,
                             ------------------------  -----------------------
                                 1999         1998        1999         1998
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................. $ (1,103,843)    285,215   (2,139,496)   (129,163)
 Net realized gain (loss)...    6,798,898   7,205,182   12,257,740     336,728
 Unrealized appreciation
  (depreciation) on
  investments...............   68,867,033   1,486,427   88,365,393   7,532,890
 Capital gain distribution..          --      168,340      909,471         --
                             ------------  ----------  -----------  ----------
  Increase (decrease) in net
   assets from operations...   74,562,088   9,145,164   99,393,108   7,740,455
                             ------------  ----------  -----------  ----------
From capital transactions:
 Net premiums...............   19,686,581   7,538,624  136,931,557   8,764,540
 Transfers (to) from the
  general account of GE Life
  and Annuity:
  Death benefits............     (397,836)   (372,667)  (1,194,716)    (52,380)
  Surrenders................   (5,164,544) (2,368,354)  (7,042,061)   (765,563)
  Administrative expense
   (note 3).................      (84,094)    (70,684)     (94,871)    (11,745)
  Transfer gain (loss) and
   transfer fees............       96,657      74,891      280,719     485,206
 Transfer (to) from the
  Guarantee Account (note
  1)........................    8,757,358  10,288,178   34,911,459   4,797,081
 Interfund transfers........    9,262,544  (1,419,705)  67,308,216  15,456,302
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets from capital
 transactions...............   32,156,666  13,670,283  231,100,303  28,673,441
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets.....................  106,718,754  22,815,447  330,493,411  36,413,896
Net assets at beginning of
 year.......................   77,481,173  54,665,726   39,083,471   2,669,575
                             ------------  ----------  -----------  ----------
Net assets at end of year... $184,199,927  77,481,173  369,576,882  39,083,471
                             ============  ==========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Goldman Sachs
                                             Variable Insurance
                                                    Trust
                             ----------------------------------------------------
                                    Growth and                   Mid Cap
                                      Income                      Value
                                       Fund                       Fund
                             -------------------------- -------------------------
                                           Period from               Period from
                                             May 12,                    May 8,
                              Year ended     1998 to     Year ended    1998 to
                             December 31,  December 31, December 31, December 31,
                                 1999          1998         1999         1998
                             ------------  ------------ ------------ ------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................  $    16,010       20,010        (7,991)     12,176
 Net realized gain (loss)..        9,945      (32,043)       40,722     (72,641)
 Unrealized appreciation
  (depreciation) on
  investments..............      215,378       40,081      (786,328)     12,789
 Capital gain
  distribution.............          --           --            --          --
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets from operations....      241,333       28,048      (753,597)    (47,676)
                             -----------    ---------    ----------   ---------
From capital transactions:
 Net premiums..............    3,188,933    1,873,044     7,662,493   1,653,452
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........          --           --        (44,741)        --
  Surrenders...............     (312,406)     (42,593)     (399,418)    (42,773)
  Administrative expense
   (note 3)................       (5,657)        (447)       (6,665)       (527)
  Transfer gain (loss) and
   transfer fees...........      (17,014)      89,687       129,599     (48,872)
 Transfer (to) from the
  Guarantee Account (note
  1).......................    2,602,797    1,085,095     3,097,131   1,327,515
 Interfund transfers.......      238,136    1,229,734     3,205,503     782,072
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets from capital
 transactions..............    5,694,789    4,234,520    13,643,902   3,670,867
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets....................    5,936,122    4,262,568    12,890,305   3,623,191
Net assets at beginning of
 year......................    4,262,568          --      3,623,191         --
                             -----------    ---------    ----------   ---------
Net assets at end of year..  $10,198,690    4,262,568    16,513,496   3,623,191
                             ===========    =========    ==========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Salomon Brothers Variable Series Fund Inc.
                          -----------------------------------------------------------------------------
                                  Strategic                                             Total
                                    Bond                    Investors                  Return
                                    Fund                      Fund                      Fund
                          ------------------------- ------------------------- -------------------------
                                       Period from               Period from               Period from
                                       October 22,               November 27,              October 30,
                           Year ended    1998 to     Year ended    1998 to     Year ended    1998 to
                          December 31, December 31, December 31, December 31, December 31, December 31,
                              1999         1998         1999         1998         1999         1998
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $  227,713      5,736           144          40        53,428       4,787
 Net realized gain
  (loss)................        1,001        322       (45,705)        --          1,801           1
 Unrealized appreciation
  (depreciation) on
  investments...........     (204,979)    (4,823)       79,688         321      (108,299)     (2,958)
 Capital gain
  distribution..........          --         121           --          --            --        1,011
                           ----------    -------     ---------      ------     ---------     -------
Increase (decrease) in
 net assets from
 operations.............       23,735      1,356        34,127         361       (53,070)      2,841
                           ----------    -------     ---------      ------     ---------     -------
From capital
 transactions:
 Net premiums...........    2,763,150     19,355     2,330,816       9,900     1,867,404     168,401
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........      (10,950)       --            --          --            --          --
  Surrenders............     (107,247)       --        (29,589)        --        (26,394)        (16)
  Administrative expense
   (note 3).............       (1,739)       (17)         (405)         (3)       (1,097)        --
  Transfer gain (loss)
   and transfer fees....       (3,392)       (48)       39,941         123           741         140
 Transfer (to) from the
  Guarantee Account
  (note 1)..............    1,179,490     14,903       425,716         606     1,001,197      14,269
 Interfund transfers....    1,352,931     96,473       980,314         --        118,197     158,086
                           ----------    -------     ---------      ------     ---------     -------
Increase (decrease) in
 net assets from capital
 transactions...........    5,172,243    130,666     3,746,793      10,626     2,960,048     340,880
                           ----------    -------     ---------      ------     ---------     -------
Increase (decrease) in
 net assets.............    5,195,978    132,022     3,780,920      10,987     2,906,978     343,721
Net assets at beginning
 of year................      132,022        --         10,987         --        343,721         --
                           ----------    -------     ---------      ------     ---------     -------
Net assets at end of
 year...................   $5,328,000    132,022     3,791,907      10,987     3,250,699     343,721
                           ==========    =======     =========      ======     =========     =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 1999

(1) Description of Entity

  GE Life & Annuity Separate Account 4 (the Account), formerly Life of Virginia Separate Account 4, is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity), formerly The Life Insurance Company of Virginia, under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In June 1999, a new investment subdivision was added to the Account for all types of units (see Note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investment Funds, Inc. and is a series type mutual fund. Between 1997 and 1999, the Oppenheimer Variable Account Capital Appreciation Fund changed its name to the Oppenheimer Variable Account Aggressive Growth Fund/VA and the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  In October 1998, three new investment subdivisions were added to the Account. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc.

  In May 1998, three new investment subdivisions were added to the Account. The U.S. Equity Portfolio invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Value Fund (formerly known as the Mid Cap Equity Fund) and Growth and Income Fund each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are four unit classes included in the Account. Type I units are sold under policy form P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type III units are eligible for up to a 4% bonus credit and are sold under policy form P1152 and began sales in the first quarter of 1999. Type IV unit sales are sold under Policy Form P1151 and began sales in the second quarter of 1999.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

 (b) Investments

Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year.

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 1999 were:

                                                      Cost of        Proceeds
                                                       Shares          from
Fund/Portfolio                                        Acquired     Shares Sold
--------------                                     -------------- --------------
GE Investment Funds, Inc.:
 S&P 500 Index Fund............................... $  479,953,109    240,675,116
 Money Market Fund................................  2,709,722,205  2,475,380,915
 Total Return Fund................................     51,675,569     21,161,494
 International Equity Fund........................     58,643,467     54,760,704
 Real Estate Securities Fund......................     10,713,861     15,004,297
 Global Income Fund...............................      6,954,217      7,026,889
 Value Equity Fund................................     54,346,586     25,721,299
 Income Fund......................................     29,457,972     16,007,415
 U.S. Equity Fund.................................     43,581,601      7,797,307
 Premier Growth Equity Fund.......................     38,883,748     14,367,536
Oppenheimer Variable Account Funds:
 Bond Fund/VA.....................................     45,060,045     26,657,558
 Aggressive Growth Fund/VA........................    197,174,231    222,386,370
 Capital Appreciation Fund/VA.....................     71,654,277     52,761,076
 High Income Fund/VA..............................     92,366,718     84,579,951
 Multiple Strategies Fund/VA......................     23,029,714     24,055,134
Variable Insurance Products Fund:
 Equity-Income Portfolio..........................    179,598,082    191,780,961
 Growth Portfolio.................................    297,222,394    166,464,545
 Overseas Portfolio...............................    631,917,400    655,516,215
Variable Insurance Products Fund II:
 Asset Manager Portfolio..........................     89,283,720    126,101,734
 Contrafund Portfolio.............................    201,949,816    105,373,757
Variable Insurance Products Fund III:
 Growth & Income Portfolio........................    101,691,761     44,939,988
 Growth Opportunties Portfolio....................     74,653,003     29,331,119
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund...........................      8,838,178      3,077,278
 Mid Cap Value Fund...............................     24,173,203     10,663,003
Janus Aspen Series:
 Aggressive Growth Portfolio......................    407,424,565    246,382,506
 Growth Portfolio.................................    297,235,227    120,740,868
 Worldwide Growth Portfolio.......................    352,769,148    245,642,656
 Balanced Portfolio...............................    308,476,408     91,408,986
 Flexible Income Portfolio........................     50,727,756     24,540,205

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                          Cost of     Proceeds
                                                           Shares       from
Fund/Portfolio                                            Acquired   Shares Sold
--------------                                          ------------ -----------
 International Growth Portfolio........................ $104,597,851  73,668,969
 Capital Appreciation Portfolio........................  342,016,654 110,984,538
Federated Insurance Series:
 Utility Fund II.......................................   32,061,371  16,065,087
 High Income Bond Fund II..............................  100,193,253  81,675,988
 American Leaders Fund II..............................   61,138,187  31,509,097
The Alger American Fund:
 Small Capitalization Portfolio........................  206,574,736 187,536,157
 Growth Portfolio......................................  278,969,806 138,086,817
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.......................   10,200,499   7,400,345
 PBHG Growth II Portfolio..............................   19,335,309  11,354,160
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund...................................    6,599,848   1,173,721
 Investors Fund........................................    5,284,092   1,562,172
 Total Return Fund.....................................    4,562,928   1,541,701

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for Types I, II, III and IV from capital transactions for the years or periods ended December 31, 1999 and 1998 are as follows:

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate
                           Index      Market    Return      Equity     Securities
                           Fund        Fund      Fund        Fund         Fund
Type I Units:            ---------  ----------  -------  ------------- -----------
Units outstanding at
 December 31, 1997......   918,847   3,512,260  631,828     181,530      353,450
                         ---------  ----------  -------     -------     --------
From capital
 transactions:
 Net premiums...........    43,692   3,088,601    8,156      37,608      139,356
 Transfers (to) from the
  general account
  of GE Life & Annuity:
   Death benefits.......    (4,853)    (89,832)  (2,466)       (463)      (1,816)
   Surrenders...........   (75,788) (2,689,646) (56,739)    (24,253)     (85,757)
   Cost of insurance and
    administrative
    expenses............    (2,222)    (13,914)  (1,299)       (767)      (3,200)
 Transfers (to) from the
  Guarantee Account.....    44,702     269,329    8,553      14,103      112,800
 Interfund transfers....   172,435   1,145,551   (3,122)    (46,225)    (198,141)
                         ---------  ----------  -------     -------     --------
Net increase (decrease)
 in units from capital
 transactions...........   177,966   1,710,089  (46,917)    (19,997)     (36,758)
                         ---------  ----------  -------     -------     --------
Units outstanding at
 December 31, 1998...... 1,096,813   5,222,349  584,911     161,533      316,692
                         ---------  ----------  -------     -------     --------
From capital
 transactions:
 Net premiums...........    26,703     759,952    3,914       4,903        4,743
 Transfers (to) from the
  general account
  of GE Life & Annuity:
    Death benefits......    (2,575)    (38,073)  (6,637)       (820)        (798)
    Surrenders..........   (92,539) (2,984,885) (69,560)    (18,356)     (28,756)
    Cost of insurance
     and administrative
     expenses...........    (1,912)     (9,559)  (1,381)       (453)        (656)
 Transfers (to) from the
  Guarantee Account.....    16,215     158,666   11,706       2,536        5,966
 Interfund transfers....    37,185   2,156,824   (9,232)     54,195      (78,972)
                         ---------  ----------  -------     -------     --------
Net increase (decrease)
 in units from capital
 transactions...........   (16,923)     42,925  (71,190)     42,005      (98,473)
                         ---------  ----------  -------     -------     --------
Units outstanding at
 December 31, 1999...... 1,079,890   5,265,274  513,721     203,538      218,219
                         =========  ==========  =======     =======     ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                GE Investments Funds, Inc. (continued)
                            ---------------------------------------------------
                            Global    Value               U.S.       Premier
                            Income   Equity    Income    Equity   Growth Equity
                             Fund     Fund      Fund      Fund        Fund
Type I Units:               -------  -------  ---------  -------  -------------
Units outstanding at
 December 31, 1997.........  12,950  177,211  1,295,638      --         --
                            -------  -------  ---------  -------     ------
From capital transactions:
 Net premiums..............   3,542   73,340     14,672    2,951        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........     --      (261)    (5,419)     --         --
  Surrenders...............  (3,547) (33,659)   (93,554)     (67)       --
  Cost of insurance and
   administrative
   expenses................     (80)  (1,036)    (1,780)     (24)       --
 Transfers (to) from the
  Guarantee Account........   8,901   54,595     34,085      660        --
 Interfund transfers.......  24,866  115,186     89,003   22,607        --
                            -------  -------  ---------  -------     ------
Net increase (decrease) in
 units from capital
 transactions..............  33,682  208,165     37,007   26,127        --
                            -------  -------  ---------  -------     ------
Units outstanding at
 December 31, 1998.........  46,632  385,376  1,332,645   26,127        --
                            -------  -------  ---------  -------     ------
From capital transactions:
 Net premiums..............     316   59,988      7,628   19,691      1,385
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........     --    (5,314)   (28,458)     --         --
  Surrenders............... (11,174) (63,009)  (154,718) (12,593)    (2,995)
  Cost of insurance and
   administrative
   expenses................    (106)    (667)    (2,892)    (127)       (39)
 Transfers (to) from the
  Guarantee Account........    (322)  11,639     33,529    2,525      3,139
 Interfund transfers.......  15,435   31,733    (63,546)  47,268     45,113
                            -------  -------  ---------  -------     ------
Net increase (decrease) in
 units from capital
 transactions..............   4,149   34,370   (208,457)  56,764     46,603
                            -------  -------  ---------  -------     ------
Units outstanding at
 December 31, 1999.........  50,781  419,746  1,124,188   82,891     46,603
                            =======  =======  =========  =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                   Aggressive    Capital      High      Multiple
                           Bond      Growth    Appreciation  Income    Strategies
                         Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA
Type I Units:            --------  ----------  ------------ ---------  ----------
Units outstanding at
 December 31, 1997......  929,630  2,591,419    1,291,813   1,869,843  1,553,549
                         --------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   74,703     19,338       34,584      31,959     40,822
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  (15,395)    (5,238)      (2,748)    (10,837)    (8,380)
   Surrenders........... (407,204)  (170,429)    (110,751)   (182,095)  (161,263)
   Cost of insurance and
    administrative
    expenses............   (5,618)    (5,190)      (2,659)     (4,385)    (3,584)
 Transfers (to) from the
  Guarantee Account.....   81,767     15,924       19,698      51,660     19,533
 Interfund transfers....  257,976   (101,296)     (56,877)    (97,711)   (96,211)
                         --------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  (13,771)  (246,891)    (118,753)   (211,409)  (209,083)
                         --------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1998......  915,859  2,344,528    1,173,060   1,658,434  1,344,466
                         --------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   16,723      8,891        9,743       6,374      5,456
 Loan interest..........      --         --           --          --         --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (1,308)    (5,005)      (5,270)    (15,916)   (12,309)
   Surrenders........... (131,944)  (252,917)    (131,083)   (219,777)  (185,583)
   Cost of insurance and
    administrative
    expenses............   (2,123)    (4,988)      (2,494)     (3,586)    (2,994)
  Transfers (to) from
   the Guarantee
   Account..............   31,638     (1,082)       4,151       8,252      4,406
  Interfund transfers...  (60,601)  (284,897)     (90,649)   (188,252)  (102,355)
                         --------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (147,615)  (539,998)    (215,602)   (412,905)  (293,379)
                         --------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  768,244  1,804,530      957,458   1,245,529  1,051,087
                         ========  =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance       Variable Insurance
                                      Fund                   Products Fund II         Products Fund III
                         --------------------------------  ----------------------  ------------------------
                          Equity -                           Asset                 Growth &      Growth
                           Income     Growth    Overseas    Manager    Contrafund   Income    Opportunities
                         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio   Portfolio    Portfolio
Type I Units             ----------  ---------  ---------  ----------  ----------  ---------  -------------
Units outstanding at
 December 31, 1997......  6,589,338  4,467,825  3,398,260  17,101,510  3,296,201    294,329      341,417
                         ----------  ---------  ---------  ----------  ---------   --------     --------
From capital
 transactions:
 Net premiums...........     92,608     28,017     20,092      71,298     74,775     36,361       51,350
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (21,942)   (20,703)    (8,411)    (86,711)    (3,720)       --           --
   Surrenders...........   (584,254)  (406,572)  (201,390) (1,581,072)  (275,339)   (33,956)     (51,341)
   Cost of insurance and
    administrative
    expenses............    (14,640)    (9,624)    (6,558)    (41,759)    (6,747)    (1,229)      (1,181)
 Transfers (to) from the
  Guarantee Account.....     51,832      6,585     16,016      16,975     48,507     44,357       39,391
 Interfund transfers....   (359,182)   (96,107)  (404,695)   (645,083)   (51,589)   411,418      215,578
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Net increase (decrease)
 in units from capital
 transactions...........   (835,578)  (498,404)  (584,946) (2,266,352)  (214,113)   456,951      253,797
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Units outstanding at
 December 31, 1998......  5,753,760  3,969,421  2,813,314  14,835,158  3,082,088    751,280      595,214
                         ----------  ---------  ---------  ----------  ---------   --------     --------
From capital
 transactions:
 Net premiums...........     32,040     21,432      6,715      55,870     34,968     18,249       62,572
 Loan interest..........        --         --         --          --         --         --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (32,919)   (19,611)   (10,390)    (83,836)   (15,176)    (4,731)        (538)
   Surrenders...........   (740,369)  (578,929)  (309,058) (2,113,665)  (367,961)   (73,634)    (116,547)
   Cost of insurance and
    administrative
    expenses............    (12,151)    (8,612)    (5,175)    (36,211)    (6,633)    (1,662)      (1,314)
 Transfers (to) from the
  Guarantee Account.....     (9,305)     6,821       (324)    (19,440)    11,652     36,628       14,682
 Interfund transfers....   (536,437)   (80,399)  (250,810)   (649,065)   (88,685)  (107,315)     (28,688)
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Net increase (decrease)
 in units from capital
 transactions........... (1,299,141)  (659,298)  (569,042) (2,846,347)  (431,835)  (132,465)     (69,833)
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Units outstanding at
 December 31, 1999......  4,454,619  3,310,123  2,244,272  11,988,811  2,650,253    618,815      525,381
                         ==========  =========  =========  ==========  =========   ========     ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                                                      PBHG Insurance
                          Federated Insurance Series       Alger American Fund      Series Fund, Inc.
                         ------------------------------  ------------------------  --------------------
                         American     High                   Small                 PBHG Large   PBHG
                         Leaders   Income Bond Utility   Capitalization  Growth    Cap Growth Growth II
                         Fund II     Fund II   Fund II     Portfolio    Portfolio  Portfolio  Portfolio
Type I Units:            --------  ----------- --------  -------------- ---------  ---------- ---------
Units outstanding at
 December 31, 1997...... 361,619     456,124    485,332    1,325,070    1,022,514    55,997     76,611
                         -------     -------   --------    ---------    ---------   -------    -------
From capital
 transactions:
 Net premiums...........  49,226     (16,663)    (2,080)     429,477       25,796    12,832     43,391
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     --        1,444        816         (384)      (6,748)      --         --
   Surrenders........... (38,733)     22,376      6,445      (28,813)    (101,948)  (13,525)    (2,223)
   Cost of insurance and
    administrative
    expenses............  (1,089)        466        179       (1,249)      (2,260)     (192)      (222)
 Transfers (to) from the
  Guarantee Account.....  23,362     (25,648)    (2,909)      27,106       20,996     8,053      7,385
 Interfund transfers....  86,081      33,576     (9,318)     (17,778)     203,074    34,878     (2,510)
                         -------     -------   --------    ---------    ---------   -------    -------
Net increase (decrease)
 in units from capital
 transactions........... 118,847      15,551     (6,867)     408,359      138,910    42,046     45,821
                         -------     -------   --------    ---------    ---------   -------    -------
Units outstanding at
 December 31, 1998...... 480,466     471,675    478,465    1,733,429    1,161,424    98,043    122,432
                         -------     -------   --------    ---------    ---------   -------    -------
From capital
 transactions:
 Net premiums........... (22,424)     23,352      8,540        8,057       65,273     4,242      4,265
 Loan interest..........     --          --         --           --           --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     642         --        (616)        (333)      (7,424)      --         --
   Surrenders...........  61,366     (66,408)   (58,803)    (168,826)    (220,228)  (11,876)   (13,149)
   Cost of insurance and
    administrative
    expenses............   1,380        (837)    (1,105)      (2,952)      (3,876)     (229)      (390)
 Transfers (to) from the
  Guarantee Account..... (21,326)      5,873      1,829        6,564       21,695     1,395      2,631
 Interfund transfers.... (25,993)     16,788    (64,401)    (485,936)     220,662    40,768    110,913
                         -------     -------   --------    ---------    ---------   -------    -------
Net increase (decrease)
 in units from capital
 transactions...........  (6,355)    (21,232)  (114,556)    (643,426)      76,102    34,300    104,270
                         -------     -------   --------    ---------    ---------   -------    -------
Units outstanding at
 December 31, 1999...... 474,111     450,443    363,909    1,090,003    1,237,526   132,343    226,702
                         =======     =======   ========    =========    =========   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                      Janus Aspen Series
                         ---------------------------------------------------------------------------------
                         Aggressive             Worldwide             Flexible  International   Capital
                           Growth     Growth     Growth    Balanced    Income      Growth     Appreciation
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type I Units:            ----------  ---------  ---------  ---------  --------- ------------- ------------
Units outstanding at
 December 31, 1997...... 1,817,576   4,505,765  4,938,272  2,481,552   280,878    1,004,669       49,257
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital
 transactions:
 Net premiums...........    16,545      85,570    235,218    127,113    37,137       55,993      124,428
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (8,425)    (16,960)   (17,077)   (16,246)   (1,939)      (2,564)         --
   Surrenders...........  (137,584)   (306,115)  (371,035)  (424,576)  (20,362)     (67,352)      (9,789)
   Cost of insurance and
    administrative
    expenses............    (3,687)    (10,854)   (11,204)    (6,797)     (928)      (2,002)        (416)
 Transfers (to) from the
  Guarantee Account.....    13,161      60,329     69,943    102,984    62,318       28,874       11,707
 Interfund transfers....  (145,916)    (10,306)    50,630    652,003   195,121       35,806      331,630
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........  (265,906)   (198,336)   (43,525)   434,481   271,347       48,755      457,560
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1998...... 1,551,670   4,307,429  4,894,747  2,916,033   552,225    1,053,424      506,817
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital
 transactions:
 Net premiums...........    16,117      66,898     87,098     41,784    38,041       20,440      112,397
 Loan interest..........       --          --         --         --        --           --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (5,060)    (24,078)   (19,731)   (10,763)      --        (5,129)        (829)
   Surrenders...........  (154,266)   (441,863)  (536,289)  (398,768)  (87,684)    (170,441)    (110,831)
   Cost of insurance and
    administrative
    expenses............    (3,157)     (9,579)   (10,670)    (6,116)   (2,017)      (2,552)      (2,368)
 Transfers (to) from the
  Guarantee Account.....     6,581      22,989      9,986     47,747    67,950       14,917       18,113
 Interfund transfers....   377,943     217,716   (110,764)   206,259   (53,874)      39,313      600,874
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   238,158    (167,917)  (580,370)  (119,857)  (37,584)    (103,452)     617,356
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 1,789,828   4,139,512  4,314,377  2,796,176   514,641      949,972    1,124,173
                         =========   =========  =========  =========   =======    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                   Goldman Sachs
                                      Variable
                                     Insurance       Salomon Brothers Variable
                                       Trust             Series Fund Inc.
                                   ---------------  ---------------------------
                                   Growth
                                    and    Mid Cap  Strategic            Total
                                   Income   Value     Bond    Investors Return
                                    Fund    Fund      Fund      Fund     Fund
Type I Units:                      ------  -------  --------- --------- -------
Units outstanding at December 31,
 1997............................     --       --       --        --        --
                                   ------  -------   ------    ------   -------
From capital transactions:
 Net premiums....................     --       --       --        --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................     --       --       --        --        --
  Surrenders.....................     --       --       --        --        --
  Cost of insurance and
   administrative expenses.......     --       --       --        --        --
 Transfers (to) from the
  Guarantee Account..............     --       --       --        --        --
 Interfund transfers.............     --       --       --        --        --
                                   ------  -------   ------    ------   -------
Net increase (decrease) in units
 from capital transactions.......     --       --       --        --        --
                                   ------  -------   ------    ------   -------
Units outstanding at December 31,
 1998............................     --       --       --        --        --
                                   ------  -------   ------    ------   -------
From capital transactions:
 Net premiums....................  54,553   87,322    3,309     1,543     2,537
 Loan interest...................     --       --       --        --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................     --       --       --        --        --
  Surrenders.....................  (1,073) (11,503)    (908)     (171)      369
  Cost of insurance and
   administrative expenses.......    (141)    (314)    (133)      (23)      161
 Transfers (to) from the
  Guarantee Account..............   8,811    1,315   11,419        66   (34,628)
 Interfund transfers.............  18,549  118,528   32,748    14,514    37,746
                                   ------  -------   ------    ------   -------
Net increase (decrease) in units
 from capital transactions.......  80,699  195,348   46,435    15,929     6,185
                                   ------  -------   ------    ------   -------
Units outstanding at December 31,
 1999............................  80,699  195,348   46,435    15,929     6,185
                                   ======  =======   ======    ======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                                                                            Real
                          S&P 500     Money       Total                    Estate
                           Index      Market     Return    International Securities
                           Fund        Fund       Fund      Equity Fund     Fund
Type II Units:           ---------  ----------  ---------  ------------- ----------
Units outstanding at
 December 31, 1997...... 3,025,140   4,980,487    928,145     614,410    1,478,247
                         ---------  ----------  ---------    --------    ---------
From capital
 transactions:
 Net premiums........... 1,191,108   4,686,359    224,832      71,002      242,837
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (18,705)   (269,042)    (8,405)     (4,372)      (9,506)
   Surrenders...........  (199,459) (1,083,395)   (46,133)    (38,542)     (44,578)
   Cost of insurance and
    administrative
    expenses............    (2,313)     (4,489)      (698)       (803)      (1,006)
 Transfers (to) from the
  Guarantee Account.....   878,507   1,448,793    291,977     130,273      346,955
 Interfund transfers....   313,281    (525,766)    35,416    (130,050)    (259,466)
                         ---------  ----------  ---------    --------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,162,419   4,252,460    496,989      27,508      275,236
                         ---------  ----------  ---------    --------    ---------
Units outstanding at
 December 31, 1998...... 5,187,559   9,232,947  1,425,134     641,918    1,753,483
                         ---------  ----------  ---------    --------    ---------
From capital
 transactions:
 Net premiums........... 1,370,969  10,416,167    205,390      75,458       76,678
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (30,271)   (277,340)   (16,416)     (3,637)      (7,735)
   Surrenders...........  (313,331) (4,042,604)   (90,526)    (19,183)    (118,250)
   Cost of insurance and
    administrative
    expenses............    (3,902)     (8,097)    (1,063)       (429)      (1,038)
 Transfers (to) from the
  Guarantee Account..... 1,648,875   1,088,704    382,126      89,711      159,941
 Interfund transfers....    95,311  (2,417,319)   (20,461)    (47,864)    (453,435)
                         ---------  ----------  ---------    --------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,767,651   4,759,511    459,050      94,056     (343,839)
                         ---------  ----------  ---------    --------    ---------
Units outstanding at
 December 31, 1999...... 7,955,210  13,992,458  1,884,184     735,974    1,409,644
                         =========  ==========  =========    ========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                               GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------
                         Global     Value                 U.S.        Premier
                         Income    Equity     Income     Equity    Growth Equity
                          Fund      Fund       Fund       Fund         Fund
Type II Units:           -------  ---------  ---------  ---------  -------------
Units outstanding at
 December 31, 1997......  79,290    730,616    903,249        --          --
                         -------  ---------  ---------  ---------     -------
From capital
 transactions:
 Net premiums...........  52,447    651,133    162,212     86,729         --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......     --      (1,696)    (5,856)       --          --
   Surrenders...........  (2,877)  (104,573)   (49,209)      (787)        --
   Cost of insurance and
    administrative
    expenses............     (81)      (689)      (703)       (16)        --
 Transfers (to) from the
  Guarantee Account.....  83,494    607,675    345,204     51,261         --
 Interfund transfers....  73,722    257,534    529,843     43,108         --
                         -------  ---------  ---------  ---------     -------
Net increase (decrease)
 in units from capital
 transactions........... 206,705  1,409,384    981,491    180,295         --
                         -------  ---------  ---------  ---------     -------
Units outstanding at
 December 31, 1998...... 285,995  2,140,000  1,884,740    180,295         --
                         -------  ---------  ---------  ---------     -------
From capital
 transactions:
 Net premiums...........  21,353    458,276    312,773    715,249     386,311
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......     --      (2,410)   (15,900)    (3,000)       (383)
   Surrenders...........  (6,818)  (146,114)  (111,572)   (22,241)     (5,342)
   Cost of insurance and
    administrative
    expenses............     (88)    (1,590)    (1,338)      (359)        (82)
 Transfers (to) from the
  Guarantee Account.....  82,304    546,156    729,550    557,143     145,917
 Interfund transfers.... (91,015)    17,474    (68,521)   186,174     276,540
                         -------  ---------  ---------  ---------     -------
Net increase (decrease)
 in units from capital
 transactions...........   5,736    871,792    844,992  1,432,966     802,961
                         -------  ---------  ---------  ---------     -------
Units outstanding at
 December 31, 1999...... 291,731  3,011,792  2,729,732  1,613,261     802,961
                         =======  =========  =========  =========     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                          ---------------------------------------------------------
                                     Aggressive    Capital      High      Multiple
                            Bond       Growth    Appreciation  Income    Strategies
                           Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA
Type II Units:            ---------  ----------  ------------ ---------  ----------
Units outstanding at De-
 cember 31, 1997........    994,017  3,176,448    2,462,359   2,934,974  1,200,126
                          ---------  ---------    ---------   ---------  ---------
From capital transac-
 tions:
 Net premiums...........    270,558    267,347      407,290     416,094    182,920
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    (14,333)   (18,426)     (19,533)    (24,017)   (11,769)
   Surrenders...........    (74,631)  (147,815)    (120,149)   (177,425)   (74,629)
   Cost of insurance and
    administrative
    expenses............       (785)    (2,506)      (1,908)     (2,036)      (993)
 Transfers (to) from the
  Guarantee Account.....    382,347    343,625      410,907     621,713    292,547
 Interfund transfers....    419,337   (505,666)    (126,117)    (49,276)   (29,622)
                          ---------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    982,493    (63,441)     550,490     785,053    358,454
                          ---------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1998......  1,976,510  3,113,007    3,012,849   3,720,027  1,558,580
                          ---------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    261,544    114,559      235,472     187,738     66,844
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    (20,072)   (17,306)     (18,769)    (20,088)    (7,328)
   Surrenders...........   (114,443)  (173,315)    (149,959)   (247,870)   (82,238)
   Cost of insurance and
    administrative
    expenses............     (1,229)    (1,900)      (1,972)     (2,515)      (972)
 Transfers (to) from the
  Guarantee Account.....    611,535    110,666      286,238     480,849    153,230
 Interfund transfers....   (182,535)  (211,744)    (130,872)   (325,227)  (183,302)
                          ---------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    554,800   (179,040)     220,138      72,887    (53,766)
                          ---------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  2,531,310  2,933,967    3,232,987   3,792,914  1,504,814
                          =========  =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance Products       Variable Insurance      Variable Insurance
                                       Fund                   Products Fund II        Products Fund III
                          --------------------------------  ---------------------  ------------------------
                           Equity -                           Asset                Growth &      Growth
                            Income     Growth    Overseas    Manager   Contrafund   Income    Opportunities
                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type II Units:            ----------  ---------  ---------  ---------  ----------  ---------  -------------
Units outstanding at De-
 cember 31, 1997........  10,074,173  3,614,598  1,762,588  2,678,933   8,595,677    976,086    1,049,540
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
From capital transac-
 tions:
 Net premiums...........   1,114,775    299,241     60,690    252,836   1,051,752    918,372      716,944
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     (77,675)   (28,379)   (10,651)   (17,250)    (51,811)   (49,171)      (7,825)
   Surrenders...........    (485,863)  (150,297)   (67,437)  (134,438)   (317,883)   (60,159)     (69,582)
   Cost of insurance and
    administrative
    expenses............      (7,075)    (2,366)    (1,208)    (1,548)     (6,665)    (1,024)      (1,197)
 Transfers (to) from the
  Guarantee Account.....   1,227,043    185,849     81,221    283,280   1,100,294    688,392      768,665
 Interfund transfers....    (509,932)  (100,385)  (208,247)   114,498    (285,564)   371,319      502,246
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   1,261,273    203,663   (145,632)   497,378   1,490,123  1,867,729    1,909,251
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Units outstanding at
 December 31, 1998......  11,335,446  3,818,261  1,616,956  3,176,311  10,085,800  2,843,815    2,958,791
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
From capital
 transactions:
 Net premiums...........     508,048    671,122     32,780    212,839   1,125,622  1,010,227      984,520
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     (52,314)   (14,943)    (6,271)   (20,795)    (42,873)   (21,323)     (17,744)
   Surrenders...........    (641,881)  (252,347)   (52,978)  (208,601)   (526,069)  (166,818)    (170,732)
   Cost of insurance and
    administrative
    expenses............      (7,133)    (2,405)      (621)    (2,033)     (6,316)    (2,437)      (2,365)
 Transfers (to) from the
  Guarantee Account.....     782,737    434,475     31,394    356,995   1,034,910  1,417,083      988,048
 Interfund transfers....    (961,326)   106,554    (95,733)  (153,115)    (48,944)   (28,808)      25,506
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........    (371,869)   942,456    (91,429)   185,290   1,536,330  2,207,924    1,807,233
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Units outstanding at
 December 31, 1999......  10,963,577  4,760,717  1,525,527  3,361,601  11,622,130  5,051,739    4,766,024
                          ==========  =========  =========  =========  ==========  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                                                     PBHG Insurance Series
                           Federated Insurance Series        Alger American Fund           Fund, Inc.
                         --------------------------------  ------------------------  ------------------------
                         American      High                    Small                 PBHG Large      PBHG
                          Leaders   Income Bond  Utility   Capitalization  Growth    Cap Growth   Growth II
                          Fund II     Fund II    Fund II     Portfolio    Portfolio   Portfolio   Portfolio
Type II Units:           ---------  ----------- ---------  -------------- ---------  -----------  -----------
Units outstanding at
 December 31, 1997...... 2,056,691   1,886,887  1,325,701    5,645,458    4,380,186     346,833       576,010
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
From capital
 transactions:
Net premiums............ 1,050,794     473,760    292,385      543,439      690,044     168,982       126,932
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (44,621)    (24,952)   (12,603)     (35,528)     (33,911)     (3,311)      (11,165)
   Surrenders...........  (111,859)   (152,690)   (73,103)    (238,113)    (227,269)    (33,291)      (36,248)
   Cost of insurance and
    administrative
    expenses............    (2,136)     (1,284)    (1,163)      (4,762)      (3,266)       (404)         (590)
 Transfers (to) from the
  Guarantee Account.....   942,089     803,434    316,103      719,382      587,070     148,909       227,092
 Interfund transfers....    64,125      (7,464)   103,595     (547,462)     212,429      68,319       (42,435)
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Net increase (decrease)
 in units from capital
 transactions........... 1,898,392   1,090,804    625,214      436,956    1,225,097     349,204       263,586
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Units outstanding at
 December 31, 1998...... 3,955,083   2,977,691  1,950,915    6,082,414    5,605,283     696,037       839,596
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
From capital
 transactions:
 Net premiums...........   435,360     341,570    266,112      402,251    1,791,980      90,269       153,521
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (12,111)    (15,026)   (29,633)     (26,201)     (52,245)     (5,995)       (1,861)
   Surrenders...........  (247,366)   (162,671)  (112,310)    (332,834)    (428,283)    (93,949)      (65,505)
   Cost of insurance and
    administrative
    expenses............    (3,320)     (1,784)    (1,448)      (3,705)      (3,739)       (434)         (487)
 Transfers (to) from the
  Guarantee Account.....   814,778     708,367    535,523      475,632    1,181,832     110,416        96,030
 Interfund transfers....  (387,724)   (472,042)  (125,174)    (286,721)     488,665      14,787       221,114
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Net increase (decrease)
 in units from capital
 transactions...........   599,617     398,414    533,070      228,422    2,978,210     115,094       402,812
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Units outstanding at
 December 31, 1999...... 4,554,700   3,376,105  2,483,985    6,310,836    8,583,493     811,131     1,242,408
                         =========   =========  =========    =========    =========   =========   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                        Janus Aspen Series
                         --------------------------------------------------------------------------------------
                         Aggressive               Worldwide               Flexible   International   Capital
                           Growth       Growth      Growth     Balanced    Income       Growth     Appreciation
                          Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
Type II Units:           -----------  ----------  ----------  ----------  ---------  ------------- ------------
Units outstanding at
 December 31, 1997......   3,442,667   7,270,898  10,111,685   2,804,435    869,089    3,001,600      163,550
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
From capital
 transactions:
 Net premiums...........   8,584,230     859,963   1,450,914   1,375,800    279,606      441,888      430,714
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......  (1,210,219)    (49,261)    (36,063)    (37,836)    (1,075)     (22,070)      (3,280)
   Surrenders...........  (5,336,460)   (293,814)   (402,150)   (191,342)   (44,562)     (83,852)     (38,646)
   Cost of insurance and
    administrative
    expenses............     (83,426)     (5,694)     (7,564)     (2,568)      (846)      (2,512)        (341)
 Transfers (to) from the
  Guarantee Account.....   8,351,873     854,937   1,487,450   1,386,720    485,989      655,579      289,248
 Interfund transfers.... (10,259,970)    190,192     (49,539)    724,982    322,950     (134,423)     653,113
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........      46,028   1,556,323   2,443,048   3,255,756  1,042,062      854,610    1,330,808
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Units outstanding at
 December 31, 1998......   3,488,695   8,827,221  12,554,733   6,060,191  1,911,151    3,856,210    1,494,358
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
From capital
 transactions:
 Net premiums...........     638,515   1,601,777   1,366,984   2,443,910    407,985      403,321    2,091,905
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......      (7,927)    (51,477)    (70,333)    (56,072)   (15,328)     (13,648)     (26,724)
   Surrenders...........    (177,407)   (468,271)   (691,964)   (481,019)  (152,834)    (118,139)    (153,401)
   Cost of insurance and
    administrative
    expenses............      (1,613)     (5,722)     (8,181)     (5,586)    (1,366)      (2,208)      (1,683)
 Transfers (to) from the
  Guarantee Account.....     304,246   1,198,630   1,538,151   3,543,222  1,004,702      411,856    1,373,095
 Interfund transfers....     823,090     599,116    (110,536)    947,079     18,560      190,955    1,630,334
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   1,578,904   2,874,053   2,024,121   6,391,534  1,261,719      872,137    4,913,526
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Units outstanding at
 December 31, 1999......   5,067,599  11,701,274  14,578,854  12,451,725  3,172,870    4,728,347    6,407,884
                         ===========  ==========  ==========  ==========  =========    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                 Goldman Sachs
                                   Variable         Salomon Brothers Variable
                                Insurance Trust         Series Fund Inc.
                               ------------------  ---------------------------
                               Growth
                                 and     Mid Cap   Strategic            Total
                               Income     Value      Bond    Investors Return
                                Fund      Fund       Fund      Fund     Fund
Type II Units:                 -------  ---------  --------- --------- -------
Units outstanding at December
 31, 1997.....................     --         --        --        --       --
                               -------  ---------   -------   -------  -------
From capital transactions:
 Net premiums................. 205,860    187,855       --        811   15,933
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     --         --        --        --       --
  Surrenders..................  (4,646)    (4,160)      --        --        (2)
  Cost of insurance and
   administrative expenses....     (13)        (9)    1,466       --       --
 Transfers (to) from the
  Guarantee Account........... 104,669    147,037     8,628        52    1,350
 Interfund transfers.......... 123,066     14,810       --        --     8,634
                               -------  ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions................. 428,936    345,533    10,094       863   25,915
                               -------  ---------   -------   -------  -------
Units outstanding at December
 31, 1998..................... 428,936    345,533    10,094       863   25,915
                               -------  ---------   -------   -------  -------
From capital transactions:
 Net premiums................. 136,381    275,911    87,824    38,147   63,047
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     --      (1,270)   (1,085)      --       --
  Surrenders.................. (29,344)   (30,281)   (3,421)     (962)  (1,857)
  Cost of insurance and
   administrative expenses....    (460)      (479)      (43)       (6)     (80)
 Transfers (to) from the
  Guarantee Account........... 265,191    332,699   101,045    24,576   86,095
 Interfund transfers.......... (20,938)   234,275    51,365    49,316    2,424
                               -------  ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions................. 350,830    810,855   235,685   111,071  149,629
                               -------  ---------   -------   -------  -------
Units outstanding at December
 31, 1999..................... 779,766  1,156,388   245,779   111,934  175,544
                               =======  =========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                         GE Investments Funds, Inc.
                         -------------------------------------------------------------
                          S&P 500                   Total                  Real Estate
                           Index    Money Market   Return    International Securities
                           Fund         Fund        Fund      Equity Fund     Fund
Type III Units:          ---------  ------------  ---------  ------------- -----------
Units outstanding at
 December 31, 1998......       --           --          --          --           --
                         ---------  -----------   ---------     -------      -------
From capital
 transactions:
 Net premiums........... 6,802,805   26,606,289   1,215,947     145,060       95,069
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (12,776)    (144,732)        --          --           --
   Surrenders...........   (58,579)    (148,000)    (18,907)       (644)      (3,611)
 Transfers (to) from the
  Guarantee Account.....   150,344       82,774      21,136       4,164        6,696
 Interfund transfers....   940,109  (13,692,527)     87,529      30,883        9,648
                         ---------  -----------   ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions........... 7,821,903   12,703,804   1,305,705     179,463      107,802
                         ---------  -----------   ---------     -------      -------
Units outstanding at
 December 31, 1999...... 7,821,903   12,703,804   1,305,705     179,463      107,802
                         =========  ===========   =========     =======      =======

                                    GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Value               U.S.        Premier
                                    Equity    Income    Equity    Growth Equity
                                     Fund      Fund      Fund         Fund
Type III Units:                    ---------  -------  ---------  -------------
Units outstanding at December 31,
 1998.............................       --       --         --           --
                                   ---------  -------  ---------    ---------
From capital transactions:
 Net premiums..................... 1,036,116  314,012  1,220,973      936,093
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................    (6,042)  (2,147)      (973)         --
  Surrenders......................   (17,768)  (6,141)   (11,217)      (6,629)
 Transfers (to) from the Guarantee
  Account.........................    22,379    6,119     13,194       26,808
 Interfund transfers..............   133,571  121,853    220,867      424,162
                                   ---------  -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions........ 1,168,256  433,696  1,442,844    1,380,434
                                   ---------  -------  ---------    ---------
Units outstanding at December 31,
 1999............................. 1,168,256  433,696  1,442,844    1,380,434
                                   =========  =======  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                     Aggressive   Capital     High     Multiple
                             Bond      Growth   Appreciation Income   Strategies
                            Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
Type III Units:             -------  ---------- ------------ -------  ----------
Units outstanding at
 December 31, 1998........      --        --           --        --        --
                            -------   -------    ---------   -------   -------
From capital transactions:
 Net premiums.............  598,416   593,660      986,033   879,869   293,357
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.........  (24,269)   (3,451)      (1,032)   (1,416)      --
   Surrenders.............  (13,660)  (10,533)     (15,060)   (8,322)   (2,950)
 Transfers (to) from the
  Guarantee Account.......   30,987    12,469       29,811    23,655     5,153
 Interfund transfers......   99,491   302,111      214,622    29,413    10,265
                            -------   -------    ---------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  690,965   894,256    1,214,374   923,199   305,825
                            -------   -------    ---------   -------   -------
Units outstanding at
 December 31, 1999........  690,965   894,256    1,214,374   923,199   305,825
                            =======   =======    =========   =======   =======

                          Variable Insurance Products     Variable Insurance     Variable Insurance
                                     Fund                  Products Fund II       Products Fund III
                         ------------------------------- --------------------  ------------------------
                         Equity -                          Asset               Growth &      Growth
                          Income     Growth    Overseas   Manager  Contrafund   Income    Opportunities
                         Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
Type III Units:          ---------  ---------  --------- --------- ----------  ---------  -------------
Units outstanding at
 December 31, 1998......       --         --        --        --         --          --           --
                         ---------  ---------   -------   -------  ---------   ---------    ---------
From capital
 transactions:
 Net premiums........... 2,911,113  5,455,784   342,131   655,968  4,350,101   1,863,827    1,517,495
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,168)   (10,565)      --        --      (7,525)     (1,287)      (1,320)
  Surrenders............   (35,105)   (64,018)   (7,322)  (11,671)   (25,586)    (35,107)     (10,269)
 Transfers (to) from the
  Guarantee Account.....    76,560     94,771     1,189    13,510    129,791      66,596       72,775
 Interfund transfers....   252,253  1,085,738    52,069   119,705    765,205     184,950      130,481
                         ---------  ---------   -------   -------  ---------   ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 3,203,653  6,561,710   388,067   777,512  5,211,986   2,078,979    1,709,162
                         ---------  ---------   -------   -------  ---------   ---------    ---------
Units outstanding at
 December 31, 1999...... 3,203,653  6,561,710   388,067   777,512  5,211,986   2,078,979    1,709,162
                         =========  =========   =======   =======  =========   =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                          Federated Insurance Series       Alger American Fund
                         ------------------------------  ------------------------
                         American      High                  Small
                          Leaders   Income Bond Utility  Capitalization  Growth
                          Fund II     Fund II   Fund II    Portfolio    Portfolio
Type III Units:          ---------  ----------- -------  -------------- ---------
Units outstanding at
 December 31, 1998......       --         --        --           --           --
                         ---------    -------   -------    ---------    ---------
From capital
 transactions:
 Net premiums........... 1,215,352    684,526   421,560      998,630    4,680,722
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......       --      (2,079)     (120)      (1,650)     (35,922)
   Surrenders...........    (9,777)   (12,146)   (8,023)      (4,078)     (43,905)
 Transfers (to) from the
  Guarantee Account.....    38,379     45,896    15,150       18,113       66,471
 Interfund transfers....  (129,411)    82,989    63,004      149,741      709,788
                         ---------    -------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,114,543    799,186   491,571    1,160,756    5,377,154
                         ---------    -------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 1,114,543    799,186   491,571    1,160,756    5,377,154
                         =========    =======   =======    =========    =========

                                                      Janus Aspen Series
                         ---------------------------------------------------------------------------------
                         Aggressive             Worldwide             Flexible  International   Capital
                           Growth     Growth     Growth    Balanced    Income      Growth     Appreciation
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type III Units:          ----------  ---------  ---------  ---------  --------- ------------- ------------
Units outstanding at
 December 31, 1998......       --          --         --         --        --           --           --
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital transac-
 tions:
 Net premiums........... 3,433,215   6,733,050  4,679,934  6,431,170   572,513      863,953    6,946,766
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (8,849)     (7,911)    (2,840)    (2,310)      --        (3,678)     (45,793)
   Surrenders...........   (31,999)    (80,226)   (40,954)   (74,010)  (18,968)     (11,168)     (66,978)
 Transfers (to) from the
  Guarantee Account.....    44,684     140,668    134,338    185,544     2,662       21,060       97,938
 Interfund transfers.... 1,344,419   1,493,334  1,019,353    664,637    49,863      380,948    1,141,405
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 4,781,470   8,278,915  5,789,831  7,205,031   606,070    1,251,115    8,073,338
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 4,781,470   8,278,915  5,789,831  7,205,031   606,070    1,251,115    8,073,338
                         =========   =========  =========  =========   =======    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                 Goldman Sachs
                               Variable Insurance   Salomon Brothers Variable
                                     Trust              Series Fund Inc.
                               ------------------  ---------------------------
                               Growth and Mid Cap  Strategic   Total
                                 Income    Value     Bond    Investors Return
                                  Fund     Fund      Fund      Fund     Fund
Type III Units:                ---------- -------  --------- --------- -------
Units outstanding at December
 31, 1998.....................      --        --        --        --       --
                                -------   -------   -------   -------  -------
From capital transactions:
 Net premiums.................  179,877   448,554   166,205   164,131  100,325
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............      --     (3,176)      --        --       --
  Surrenders..................   (3,320)   (4,186)   (6,562)   (1,317)    (577)
 Transfers (to) from the
  Guarantee Account...........    9,236    20,162     4,931     9,264    2,093
 Interfund transfers..........   18,805    21,492    59,307    15,033   16,015
                                -------   -------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions.................  204,598   482,846   223,881   187,111  117,856
                                -------   -------   -------   -------  -------
Units outstanding at December
 31, 1999.....................  204,598   482,846   223,881   187,111  117,856
                                =======   =======   =======   =======  =======

                                     GE Investments Funds, Inc.
                         ------------------------------------------------------
                         S&P 500    Money     Total   International Real Estate
                          Index     Market    Return     Equity     Securities
                          Fund       Fund      Fund       Fund         Fund
Type IV Units:           -------  ----------  ------  ------------- -----------
Units outstanding at
 December 31, 1998......     --          --      --         --           --
                         -------  ----------  ------     ------       ------
From capital
 transactions:
 Net premiums........... 436,947   2,333,947  58,534     11,080        3,519
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --          --      --         --           --
  Surrenders............  (1,506)    (30,516)   (465)       --           --
 Transfers (to) from the
  Guarantee Account.....   5,872         --    1,056        --           --
 Interfund transfers.... 102,301  (1,089,158) 18,954      4,120        6,968
                         -------  ----------  ------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 543,614   1,214,273  78,079     15,200       10,487
                         -------  ----------  ------     ------       ------
Units outstanding at
 December 31, 1999...... 543,614   1,214,273  78,079     15,200       10,487
                         =======  ==========  ======     ======       ======

                                             GE Investments Funds, Inc.
                                                    (continued)
                                        ---------------------------------------
                                         Value            U.S.       Premier
                                        Equity   Income  Equity   Growth Equity
                                         Fund     Fund    Fund        Fund
Type IV Units:                          -------  ------  -------  -------------
Units outstanding at December 31,
 1998..................................     --      --       --         --
                                        -------  ------  -------     ------
 From capital transactions:
 Net premiums.......................... 130,022  53,541   76,072     61,341
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.......................     --      --       --         --
  Surrenders...........................    (527)   (216)    (213)      (194)
 Transfers (to) from the Guarantee Ac-
  count................................   2,195     --       385        105
 Interfund transfers...................  15,650  13,753   24,662     35,583
                                        -------  ------  -------     ------
Net increase (decrease) in units from
 capital transactions.................. 147,340  67,078  100,906     96,835
                                        -------  ------  -------     ------
Units outstanding at December 31,
 1999.................................. 147,340  67,078  100,906     96,835
                                        =======  ======  =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                     Oppenheimer Variable Account Funds
                             ----------------------------------------------------
                                      Aggressive   Capital     High     Multiple
                              Bond      Growth   Appreciation Income   Strategies
                             Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
Type IV Units:               -------  ---------- ------------ -------  ----------
Units outstanding at
 December 31, 1998..........    --         --          --        --         --
                             ------     ------      ------    ------     ------
From capital transactions:
 Net premiums............... 47,460     17,619      78,714    28,067      9,815
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............    --         --          --        --         --
  Surrenders................   (245)       (66)       (899)      (48)       --
 Transfers (to) from the
  Guarantee Account.........    --         168         --        --         152
 Interfund transfers........ (5,466)     7,029       3,613     7,839        399
                             ------     ------      ------    ------     ------
Net increase (decrease) in
 units from capital
 transactions............... 41,749     24,750      81,428    35,858     10,366
                             ------     ------      ------    ------     ------
Units outstanding at
 December 31, 1999.......... 41,749     24,750      81,428    35,858     10,366
                             ======     ======      ======    ======     ======

                                                                    Variable Insurance    Variable Insurance
                         Variable Insurance Products Fund            Products Fund II      Products Fund III
                         --------------------------------------    -------------------- -----------------------
                          Equity-                                    Asset              Growth &     Growth
                           Income        Growth       Overseas      Manager  Contrafund  Income   Opportunities
                         Portfolio     Portfolio     Portfolio     Portfolio Portfolio  Portfolio   Portfolio
Type IV Units:           -----------   -----------   ----------    --------- ---------- --------- -------------
Units outstanding at
 December 31, 1998......          --            --           --        --         --         --         --
                          -----------   -----------   ----------    ------    -------    -------     ------
From capital
 transactions:
 Net premiums...........      216,084       270,338       25,780    34,594    269,745    134,288     65,370
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......          --            --           --        --         --         --         --
   Surrenders...........         (756)       (1,836)          (2)     (134)    (1,607)      (368)      (519)
 Transfers (to) from the
  Guarantee Account.....        3,774         2,002          --        358      2,732      4,476        165
 Interfund transfers....       23,594        63,231        2,412    10,072     65,745     12,269     27,604
                          -----------   -----------   ----------    ------    -------    -------     ------
Net increase (decrease)
 in units from capital
 transactions...........      242,696       333,735       28,190    44,890    336,615    150,665     92,620
                          -----------   -----------   ----------    ------    -------    -------     ------
Units outstanding at
 December 31, 1999......      242,696       333,735       28,190    44,890    336,615    150,665     92,620
                          ===========   ===========   ==========    ======    =======    =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                           Federated Insurance Series     Alger American Fund
                          ----------------------------  ------------------------
                          American    High                  Small
                          Leaders  Income Bond Utility  Capitalization  Growth
                          Fund II    Fund II   Fund II    Portfolio    Portfolio
Type IV Units:            -------- ----------- -------  -------------- ---------
Units outstanding at
 December 31, 1998.......     --        --        --           --           --
                           ------    ------    ------       ------      -------
From capital
 transactions:
 Net premiums............  76,520    55,116    33,820       97,052      188,807
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits........     --        --        --           --           --
   Surrenders............     (68)     (345)     (210)        (852)        (828)
 Transfers (to) from the
  Guarantee Account......     --        846       --            45        3,434
 Interfund transfers.....   8,735       256     2,649        1,414       40,348
                           ------    ------    ------       ------      -------
Net increase (decrease)
 in units from capital
 transactions............  85,187    55,873    36,259       97,659      231,761
                           ------    ------    ------       ------      -------
Units outstanding at
 December 31, 1999.......  85,187    55,873    36,259       97,659      231,761
                           ======    ======    ======       ======      =======

                                                      Janus Aspen Series
                         -----------------------------------------------------------------------------
                         Aggressive           Worldwide           Flexible  International   Capital
                           Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                         Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
Type IV Units:           ---------- --------- --------- --------- --------- ------------- ------------
Units outstanding at
 December 31, 1998......      --         --        --        --       --           --           --
                          -------    -------   -------   -------   ------      -------      -------
From capital
 transactions:
 Net premiums...........  290,801    414,640   334,265   302,041   86,807       79,968      343,133
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......      --         --        --        --       --           --           --
   Surrenders...........     (971)    (1,895)   (1,705)   (1,671)    (692)        (353)      (1,763)
 Transfers (to) from the
  Guarantee Account.....      767      1,935     4,641     6,715    1,497           41        3,287
 Interfund transfers....  222,512     85,744    69,747    40,846    1,601       22,725       83,434
                          -------    -------   -------   -------   ------      -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  513,109    500,424   406,948   347,931   89,213      102,381      428,091
                          -------    -------   -------   -------   ------      -------      -------
Units outstanding at
 December 31, 1999......  513,109    500,424   406,948   347,931   89,213      102,381      428,091
                          =======    =======   =======   =======   ======      =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                    Goldman Sachs
                                  Variable Insurance       Salomon Brothers
                                        Trust         Variable Series Fund Inc.
                                  ------------------  --------------------------
                                  Growth and Mid Cap  Strategic   Total
                                    Income    Value     Bond    Investors Return
                                     Fund     Fund      Fund      Fund     Fund
Type IV Units:                    ---------- -------  --------- --------- ------
Units outstanding at December
 31, 1998.......................       --       --        --        --       --
                                    ------   ------    ------    ------   ------
From capital transactions:
 Net premiums...................    10,321   42,856    20,339     6,921   17,669
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       --       --        --        --       --
  Surrenders....................       --       (88)      --        (44)     --
 Transfers (to) from the
  Guarantee Account.............       --       --        --        --       --
 Interfund transfers............     4,788       41    (5,043)   (4,012)  (1,377)
                                    ------   ------    ------    ------   ------
Net increase (decrease) in units
 from capital transactions......    15,109   42,809    15,296     2,865   16,292
                                    ------   ------    ------    ------   ------
Units outstanding at December
 31, 1999.......................    15,109   42,809    15,296     2,865   16,292
                                    ======   ======    ======    ======   ======

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I policies, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus 0.15% per year for Type II policies, and $25 plus 0.25% per year for both Type III and Type IV policies. For Type II, III and IV policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000, and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I--1.15%, Type II--1.25%, Type III--1.3%, and Type IV--1.35%. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (3) Related Party Transactions -- Continued

  For Type III Unit contracts, transfers from the Guarantee Account include approximately $38 million of payments made by GE Life & Annuity in the form of bonus credits during 1999.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity and Premier Growth Equity Funds, and .55% for the U.S. Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report


The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion of these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.

                                      /s/ KPMG LLP

Richmond, Virginia
January 21, 2000

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          CONSOLIDATED BALANCE SHEETS
             (Dollar amounts in millions, except per share amounts)

                                                              December 31,
                                                           --------------------
                                                             1999       1998
                                                           ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value....... $ 8,033.7  $ 7,022.8
 Equity securities available-for-sale, at fair value:
  Common stocks...........................................       9.2        6.1
  Preferred stocks, non-redeemable........................      23.9       48.3
 Investment in subsidiary.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $23.3 and
  $20.9 at December 31, 1999 and 1998, respectively.......     810.5      745.8
 Policy loans.............................................      58.5      204.4
 Real estate owned........................................       2.5        2.5
 Other invested assets....................................     141.5      130.8
                                                           ---------  ---------
  Total investments.......................................   9,082.4    8,163.3
                                                           ---------  ---------
Cash......................................................      21.2       11.1
Accrued investment income.................................     190.2      141.5
Deferred acquisition costs................................     482.5      282.8
Intangible assets.........................................     472.8      458.3
Reinsurance recoverable...................................      72.4       68.9
Deferred income tax asset.................................     120.3       42.1
Other assets..............................................     269.7       64.2
Separate account assets...................................   9,245.8    5,528.7
                                                           ---------  ---------
  Total Assets............................................ $19,957.3  $14,760.9
                                                           =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits..................... $ 9,063.0  $ 7,538.1
 Liability for policy and contract claims.................     110.7      154.2
 Other policyholder liabilities...........................     138.8      118.9
 Accounts payable and accrued expenses....................     193.3      127.2
 Separate account liabilities.............................   9,245.8    5,528.7
                                                           ---------  ---------
  Total liabilities.......................................  18,751.6   13,467.1
                                                           ---------  ---------
Shareholders' interest:
 Net unrealized investment gains (losses).................    (134.2)      57.8
                                                           ---------  ---------
 Accumulated non-owner changes in equity..................    (134.2)      57.8
 Preferred stock, Series A ($1,000 par value, $1,000 re-
  demption and liquidation value, 200,000 shares autho-
  rized, 120,000 shares issued and outstanding)...........     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized, 25,651
  shares issued and outstanding in 1999; 7,010 issued and
  outstanding, 18,641 declared but not issued in 1998)....      25.6       25.6
 Additional paid-in capital...............................   1,050.7    1,050.1
 Retained earnings........................................     143.6       40.3
                                                           ---------  ---------
  Total shareholders' interest............................   1,205.7    1,293.8
                                                           ---------  ---------
  Total Liabilities and Shareholders' Interest............ $19,957.3  $14,760.9
                                                           =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED STATEMENTS OF INCOME
                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    ---------------------------
                                                      1999     1998     1997
                                                    --------  -------- --------
Revenues:
 Net investment income............................. $  638.2  $ 574.7  $ 562.7
 Net realized investment gains.....................     12.0     29.6     19.0
 Premiums..........................................    123.9    123.1    171.8
 Cost of insurance.................................    129.0    128.5    127.2
 Variable product fees.............................     90.2     60.8     44.4
 Other income......................................     24.6     22.3     23.7
                                                    --------  -------  -------
  Total revenues...................................  1,017.9    939.0    948.8
                                                    --------  -------  -------
Benefits and expenses:
 Interest credited.................................    440.8    378.4    373.7
 Benefits and other changes in policy reserves.....    214.7    178.4    217.2
 Commissions.......................................    192.1    112.8    139.1
 General expenses..................................    124.7    111.0     92.2
 Amortization of intangibles, net..................     58.3     64.8     69.7
 Change in deferred acquisition costs, net.........   (179.1)   (74.7)  (112.6)
 Interest expense..................................      1.9      2.2      --
                                                    --------  -------  -------
  Total benefits and expenses......................    853.4    772.9    779.3
                                                    --------  -------  -------
  Income before income taxes and cumulative effect
   of accounting change............................    164.5    166.1    169.5
Provision for income taxes.........................     56.6     60.3     62.1
                                                    --------  -------  -------
  Income before cumulative effect of accounting
   change..........................................    107.9    105.8    107.4
                                                    --------  -------  -------
Cumulative effect of accounting change, net of
 tax...............................................      5.0      --       --
                                                    --------  -------  -------
  Net Income....................................... $  112.9  $ 105.8  $ 107.4
                                                    ========  =======  =======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               CONSOLIDATED STATEMENTS OF SHAREHOLDERS' INTEREST
                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner               Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings   Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- -------- -------------
Balances at December 31,
 1996...................      --    --    7,010   7.0      --     --     1,060.6       25.8       85.7     1,179.1
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       107.4       107.4
 Net unrealized gains on
  investment securities
  (a)...................      --    --      --    --       --     --         --        61.9        --         61.9
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     169.3
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (2.2)       --         --         (2.2)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1997...................      --    --    7,010   7.0      --     --     1,058.4       87.7      193.1     1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       105.8       105.8
 Net unrealized losses
  on investment
  securities (a)........      --    --      --    --       --     --         --       (29.9)       --        (29.9)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                      75.9
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --      (120.0)     (120.0)
Preferred stock divi-
 dend...................  120,000 120.0     --    --       --     --         --         --      (120.0)        --
Common stock dividend
 declared but not
 issued.................      --    --      --    --    18,641   18.6        --         --       (18.6)        --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (8.3)       --         --         (8.3)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1998...................  120,000 120.0   7,010   7.0   18,641   18.6    1,050.1       57.8       40.3     1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       112.9       112.9
 Net unrealized losses
  on investment
  securities (a)........      --    --      --    --       --     --         --      (192.0)       --       (192.0)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     (79.1)
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --        (9.6)       (9.6)
Common stock issued.....      --    --   18,641  18.6  (18,641) (18.6)       --         --         --          --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --         0.6        --         --          0.6
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1999...................  120,000 120.0  25,651  25.6      --     --     1,050.7     (134.2)     143.6     1,205.7
                          ======= =====  ======  ====  =======  =====    =======     ======     ======     =======

-------
(a) Presented net of deferred taxes of $72.2, $(31.1) and $(47.2) in 1999, 1998, and 1997, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 1999       1998       1997
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   112.9  $   105.8  $   107.4
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (169.5)    (171.6)    (170.7)
  Increase in future policy benefits..........     565.5      440.6      461.2
  Net realized investment gains...............     (12.0)     (29.6)     (19.0)
  Amortization of investment premiums and dis-
   counts.....................................      (1.3)      (1.3)       4.7
  Amortization of intangibles.................      58.3       64.8       69.7
  Deferred income tax expense (benefit).......      25.0       29.5       (9.6)
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (48.6)       1.5       (5.7)
    Deferred acquisition costs................    (179.1)     (74.7)    (112.6)
    Other assets, net.........................    (200.1)     (30.3)     (14.3)
   Increase (decrease) in:
    Policy and contract claims................     (43.4)      18.0       36.4
    Other policyholder liabilities............      20.0        2.5       (0.4)
    Accounts payable and accrued expenses.....      73.8       19.6     (113.3)
                                               ---------  ---------  ---------
     Total adjustments........................      88.6      269.0      126.4
                                               ---------  ---------  ---------
     Net cash provided by operating activi-
      ties....................................     201.5      374.8      233.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of invest-
  ment securities and other invested assets...   1,702.2    2,238.0      992.3
 Principal collected on mortgage loans........     103.3      138.3       91.8
 Proceeds collected from securitization.......     145.1        --         --
 Purchase of investment securities and other
  invested assets.............................  (3,086.2)  (2,685.4)  (1,232.6)
 Mortgage loans originations and increase in
  policy loans................................    (170.4)    (212.3)    (121.5)
                                               ---------  ---------  ---------
     Net cash used in investing activities....  (1,306.0)    (521.4)    (270.0)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issuance of investment con-
  tracts......................................   4,717.6    2,280.0    1,961.9
 Redemption and benefit payments on investment
  contracts...................................  (3,593.4)  (2,016.2)  (1,973.4)
 Cash dividend to shareholders................      (9.6)    (120.0)       --
                                               ---------  ---------  ---------
     Net cash provided by (used in) financing
      activities..............................   1,114.6      143.8      (11.5)
                                               ---------  ---------  ---------
     Net increase (decrease) in cash and
      equivalents.............................      10.1       (2.8)     (47.7)
Cash and cash equivalents at beginning of
 year.........................................      11.1       13.9       61.6
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    21.2  $    11.1  $    13.9
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

  The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

  Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interests. Accordingly, the GELAAC consolidated financial statements have been restated for the years ended December 31, 1998 and 1997 as if Harvest had been a part of LOV as of January 1, 1997.

  The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is a wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

  The accompanying consolidated financial statements have been prepared on the basis of generally accepted accounting principles ("GAAP") for insurance companies, which vary in several respects from accounting practices prescribed or permitted by the Insurance Commissioner of the state where the Company is domiciled. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

  The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

  The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, ordinary and group), (iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  Approximately 17%, 20% and 27% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 17%, 27% and 13% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the Mid-Atlantic region of the United States.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(1) Summary of Significant Accounting Policies -- Continued

  Although the Company markets its products through numerous distributors, approximately 28%, 20% and 19% of the Company's sales in 1999, 1998, and 1997, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace and the availability of business from other distributors.

 (d) Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

  The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities, and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for fixed maturities and equity securities is based on individual quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, call features and maturity of the investments, as applicable.

   Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a separate component of accumulated non-owner changes in equity in the consolidated statements of shareholders' interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and the change in reserves are included in realized investment gains and losses in the consolidated statements of income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

  Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income. Realized gains and losses are accounted for on the specific identification method.

  Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are accounted for under the equity method of accounting. Real estate is carried generally at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, certain solicitation and printing costs, and certain support costs such as underwriting and policy issue expenses. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current or estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

  Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

 (k) Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

  The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 1999, approximately $44.3 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

  As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

  The Company uses interest rate floors primarily to minimize risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

  Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedges items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

(2) Investments

 (a) General

  The sources of investment income of the Company for the years ended December 31, were as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Fixed maturities..................................... $560.1  $489.8  $477.2
   Equity securities....................................    --      4.9     7.3
   Mortgage loans.......................................   66.9    64.2    61.0
   Policy loans.........................................   14.0    14.4    13.7
   Other investments....................................    2.5     6.7     9.0
                                                         ------  ------  ------
   Gross investment income..............................  643.5   580.0   568.2
   Investment expenses..................................   (5.3)   (5.3)   (5.5)
                                                         ------  ------  ------
   Net investment income................................ $638.2  $574.7  $562.7
                                                         ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

  For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        1999     1998     1997
                                                       ------  --------  ------
   Sales proceeds..................................... $590.3  $1,330.0  $483.6
                                                       ======  ========  ======
   Gross realized investment:
    Gains.............................................   28.6      43.8    24.5
    Losses............................................  (16.6)    (14.2)   (5.5)
                                                       ------  --------  ------
   Net realized investment gains...................... $ 12.0  $   29.6  $ 19.0
                                                       ======  ========  ======

  The additional proceeds from the investments presented in the consolidated statements of cash flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                       1999     1998    1997
                                                      -------  ------  ------
Net unrealized gains/(losses) on available-for-sale
 investment securities and other invested assets
 before adjustments:
 Fixed maturities.................................... $(245.0) $138.2  $192.2
 Equity securities...................................    (0.4)    5.5    14.6
 Other invested assets...............................    (4.1)    2.3     6.4
                                                      -------  ------  ------
  Subtotal...........................................  (249.5)  146.0   213.2
                                                      -------  ------  ------
Adjustments to the present value of future profits
 and deferred acquisition costs                          43.1   (57.1)  (78.3)
Deferred income taxes................................    72.2   (31.1)  (47.2)
                                                      -------  ------  ------
  Net unrealized gains/(losses)...................... $(134.2) $ 57.8  $ 87.7
                                                      =======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1999                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $    9.8    $ 0.1     $  (0.2)  $    9.7
State and municipal..................       1.5      --          --         1.5
Non-U.S. government..................       3.0      --         (0.2)       2.8
U.S. corporate.......................   4,936.3     21.4      (227.6)   4,730.1
Non-U.S. corporate...................     624.6      8.1       (17.8)     614.9
Mortgage-backed......................   1,696.5     16.9       (27.4)   1,686.0
Asset-backed.........................   1,007.0      1.5       (19.8)     988.7
                                       --------    -----     -------   --------
  Total fixed maturities.............   8,278.7     48.0      (293.0)   8,033.7
Common stocks and non-redeemable
 preferred stocks....................      33.5      1.3        (1.7)      33.1
                                       --------    -----     -------   --------
Total available-for-sale securities..  $8,312.2    $49.3     $(294.7)  $8,066.8
                                       ========    =====     =======   ========


             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1998                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturites:
U.S. government and agency...........  $   66.3    $  2.2     $ (0.1)  $   68.4
State and municipal..................       1.6       0.4        --         2.0
Non-U.S. government..................       3.0       --        (0.4)       2.6
U.S. corporate.......................   4,223.8     142.2      (54.6)   4,311.4
Non-U.S. corporate...................     314.3       6.4       (9.0)     311.7
Mortgage-backed......................   1,665.0        58         (9)   1,714.0
Asset-backed.........................     610.6       7.8       (5.7)     612.7
                                       --------    ------     ------   --------
  Total fixed maturities.............   6,884.6     217.0      (78.8)   7,022.8
Common stocks and non-redeemable
 preferred stocks....................      48.9       5.8       (0.3)      54.4
                                       --------    ------     ------   --------
Total available-for-sale securities..  $6,933.5    $222.8     $(79.1)  $7,077.2
                                       ========    ======     ======   ========

  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 1999 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  332.4  $  329.7
   Due one year through five years..........................  2,222.5   2,170.0
   Due five years through ten years.........................  1,663.2   1,565.5
   Due after ten years......................................  1,357.1   1,293.8
                                                             --------  --------
     Subtotals..............................................  5,575.2   5,359.0
   Mortgage-backed securities...............................  1,696.5   1,686.0
   Asset-backed securities..................................  1,007.0     988.7
                                                             --------  --------
     Totals................................................. $8,278.7  $8,033.7
                                                             ========  ========

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.9 and $10.8 as of December 31, 1999 and 1998, respectively.

  As of December 31, 1999, approximately 26.1% and 16.1% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  As of December 31, 1999 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

  The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                     1999             1998
                                               ---------------- ----------------
                                                 Fair             Fair
                                                value   Percent  value   Percent
                                               -------- ------- -------- -------
   Agencies and treasuries.................... $  284.7    3.5% $  536.0    7.6%
   AAA/Aaa....................................  2,080.7   25.9   1,696.1   24.2
   AA/Aa......................................    461.7    5.7     415.2    5.9
   A/A........................................  1,807.5   22.5   1,388.8   19.8
   BBB/Baa....................................  2,078.2   25.9   1,980.8   28.2
   BB/Ba......................................    368.2    4.6     401.5    5.7
   B/B........................................    191.6    2.4     188.5    2.7
   CCC/Ca.....................................      0.7    0.0       --     --
   CC/Ca......................................      0.1    0.0       --     --
   Not rated..................................    760.3    9.5     415.9    5.9
                                               --------  -----  --------  -----
   Totals..................................... $8,033.7  100.0% $7,022.8  100.0%
                                               ========  =====  ========  =====

  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 1999 and 1998, there were fixed maturities in default with a fair value of $1.0 and $4.5, respectively.

 (b) Mortgage and Real Estate Portfolio

  The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

  Geographic distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.0%     100.0%
   Pacific.................................................   26.0        --
   East North Central......................................   15.0        --
   West South Central......................................   10.0        --
   Mountain................................................    5.0        --
   Other...................................................   14.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(2) Investments -- Continued

  Type distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   22.0%       -- %
   Retail..................................................   30.0      100.0
   Industrial..............................................   23.0        --
   Apartments..............................................   15.0        --
   Other...................................................   10.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

  "Impaired" loans are defined under generally accepted accounting principles as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

  Under these principles, the Company has two types of "impaired" loans as of December 31, 1999 and 1998: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($12.5 and $11.3, respectively). There was no allowance for losses on these loans as of December 31, 1999 or 1998. Average investment in impaired loans during 1999, 1998 and 1997 was $15.0, $20.0 and $23.0 and interest income earned on these loans while they were considered impaired was $2.6, $1.8 and $2.0 for the years ended 1999, 1998 and 1997, respectively.

  The following table shows the activity in the allowance for losses during the years ended December 31:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Balance on January 1...................................... $20.9 $17.7 $21.0
   Provision charged to operations...........................   1.6   1.5   1.4
   Amounts written off, net of recoveries....................   0.8   1.7  (4.7)
                                                              ----- ----- -----
   Balance at December 31.................................... $23.3 $20.9 $17.7
                                                              ===== ===== =====

  The allowance for losses on mortgage loans at December 31, 1999 and 1998 represented 2.8% and 2.7% of gross mortgage loans, respectively.

  The Company had $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 1999 and 1998 respectively.

(3) Deferred Acquisition Costs

  Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $296.1  $221.4  $108.8
   Costs deferred.....................................  218.9   107.0   130.6
   Amortization, net..................................  (39.8)  (32.3)  (18.0)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  475.2   296.1   221.4
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3   (13.3)  (14.8)
                                                       ------  ------  ------
   Balance at December 31............................. $482.5  $282.8  $206.6
                                                       ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(4) Intangibles

 (a) Present Value of Future Profits

  PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

  PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

  The components of PVFP are as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $367.0  $426.9  $487.9
   Interest accreted at 7.19%, 6.25% and 6.75% for
    1999, 1998, and 1997, respectively................   21.9    24.0    28.4
   Amortization.......................................  (74.1)  (83.9)  (89.4)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  314.8   367.0   426.9
   Cumulative effect of net unrealized investment
    (gains) losses....................................   35.8   (43.8)  (63.5)
                                                       ------  ------  ------
   Balance at December 31............................. $350.6  $323.2  $363.4
                                                       ======  ======  ======

  The estimated percentage of the December 31, 1999 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

              2000................................... 14.7%
              2001................................... 12.4
              2002................................... 10.2
              2003...................................  8.5
              2004...................................  7.2

 (b) Goodwill

  Goodwill represents the excess of purchase price over the fair value of the assets acquired, less the fair value of the liabilities assumed which has been pushed-down to the consolidated financial statements by the Company's parent. Adjustments to the purchase price related to pre-acquisition contingencies are recorded as adjustments to goodwill in the period in which they are resolved.

  At December 31, 1999 and 1998, total unamortized goodwill was $121.4 and $134.2, respectively, which is shown net of accumulated amortization and adjustments of $36.1 and $50.9 for the years ended December 31, 1999 and 1998, respectively. Goodwill amortization was $6.0, $4.9, and $8.7 for the years ending December 31, 1999, 1998 and 1997, respectively. Adjustments to goodwill totaled ($6.8), ($27.6) and ($1.9) for the years ending December 31, 1999, 1998 and 1997, respectively.

(5) Reinsurance and Claim Reserves

  GELAAC is involved in both the cession and assumption of reinsurance with other companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(5) Reinsurance and Claim Reserves -- Continued

Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

  A summary of reinsurance activity is as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Direct............................................... $348.0  $427.5  $412.7
   Assumed..............................................   17.9    19.2    20.7
   Ceded................................................ (113.0) (195.1) (134.4)
                                                         ------  ------  ------
   Net premiums earned.................................. $252.9  $251.6  $299.0
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      7%      8%      7%
                                                         ======  ======  ======

  Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

  During 1998 and 1997, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998 and 1997, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

  Incurred losses and loss adjustment expenses are net of reinsurance of $68.2, $112.4 and $85.6 for the years ended December 31, 1999, 1998 and 1997, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(6) Future Annuity and Contract Benefits -- Continued

  The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                 December 31,
                              Withdrawal     Morbidity  Interest Rate -----------------
                              Assumption     Assumption  Assumption     1999     1998
                          ------------------ ---------- ------------- -------- --------
Investment Contracts....         N/A            N/A          N/A      $6,891.1 $5,416.2
Limited-payment
 Contracts..............         None            (a)       4.0-9.3%       16.3     14.4
Traditional life
 insurance contracts....  Company Experience     (b)         7.1%        380.8    381.5
Universal life-type
 contracts..............         N/A            N/A          N/A       1,730.2  1,684.7
Accident & Health.......  Company Experience     (c)       3.5-7.5%       44.6     41.3
                                                                      -------- --------
Total future annuity and
 contract benefits......                                              $9,063.0 $7,538.1
                                                                      ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table and 1964 modified and 1987 Commissioner's Disability Tables.

(7) Income Taxes

  GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital. As such the Company is not at risk for income taxes nor entitled to recoveries related to post-acquisition periods.

  The total provision for income taxes at December 31, consisted of the following components:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Current federal income tax provision ..................... $29.3 $29.2 $69.1
   Deferred federal income tax provision (benefit)...........  24.9  28.7  (9.5)
                                                              ----- ----- -----
     Subtotal-federal provision..............................  54.2  57.9  59.6
   Current state income tax provision .......................   2.3   1.6   2.6
   Deferred state income tax provision (benefit).............   0.1   0.8  (0.1)
                                                              ----- ----- -----
     Subtotal-state provision................................   2.4   2.4   2.5
                                                              ----- ----- -----
     Total income tax provision.............................. $56.6 $60.3 $62.1
                                                              ===== ===== =====

  The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               1999  1998  1997
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.7
   Dividends received deduction............................... (1.1) (0.2)  --
   Other, net................................................. (1.2)  --   (0.5)
                                                               ----  ----  ----
     Effective rate........................................... 34.4% 36.3% 36.7%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(7) Income Taxes -- Continued

  The components of the net deferred income tax asset at December 31 are as follows:

                                                                   1999   1998
                                                                  ------ ------
   Assets:
    Insurance reserve amounts.................................... $149.0 $159.5
    Investments..................................................   10.7    --
    Net unrealized investment losses on investment securities....   72.2    --
    Other........................................................   22.2    7.7
                                                                  ------ ------
     Total deferred tax assets...................................  254.1  167.2
                                                                  ------ ------
   Liabilities:
    Net unrealized investment gains on investment securities.....    --    31.1
    Investments..................................................    --    15.9
    Present value of future profits..............................   59.6   67.1
    Deferred acquisition costs...................................   74.2   11.0
                                                                  ------ ------
     Total deferred tax liabilities..............................  133.8  125.1
                                                                  ------ ------
     Net deferred income tax asset............................... $120.3 $ 42.1
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company paid $41.8, $25.6 and $70.6, for federal and state income taxes for the years ended December 31, 1999, 1998 and 1997, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $14.8, $11.5 and $11.9 for the years ended December 31, 1999, 1998 and 1997, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $45.1, $19.1 and $4.6, for the years ended December 31, 1999, 1998 and 1997, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.9 and $2.2 with no outstanding borrowings at December 31, 1999 and $64.3 outstanding at December 31, 1998.

   During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 1999 and 1998, totaled $30.8 and $75.9, respectively.

 (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(9) Commitments and Contingencies -- Continued

  There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.1, $3.1, and $4.6 to various state guaranty associations during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, accounts payable and accrued expenses include $4.1 and $17.8, respectively, related to estimated future payments.

(c) Litigation

  The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

  The Company has no derivative financial instruments as of December 31, 1999 and 1998 other than mortgage loan commitments of $53.0 and $83.8 and interest rate floors of $13.9 and $17.2, respectively. The notional value of the interest rate floors at December 31, 1999 and 1998, was $1,800 and the floors expire from September 2003 to October 2003.

  The fair values of financial instruments presented in the applicable notes to the Company's consolidated financial statements are estimates of the fair values at a specific point in time using available market information and valuation methodologies considered appropriate by management. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 1999 and 1998.

  At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                  1999              1998
                                            ----------------- -----------------
                                            Carrying   Fair   Carrying   Fair
                                             amount   value    amount   value
                                            -------- -------- -------- --------
   Mortgage loans.......................... $  810.5 $  819.4 $  745.8 $  828.3
   Investment type insurance contracts.....  6,891.1  6,849.8  5,416.2  5,441.8
   Interest rate floors....................     13.9      1.2     17.2     12.5

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(11) Restrictions on Dividends

  Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. The maximum dividend payout which may be made without prior approval in 2000 is $54.2.

  On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

  At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            1999   1998   1997
                                                           ------ ------ ------
   Statutory net income................................... $ 70.8 $ 70.1 $ 80.9
   Statutory capital and surplus.......................... $542.5 $577.5 $600.0

  The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 1999 and 1998, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 1999, 1998 and 1997
             (Dollar amounts in millions, except per share amounts)


(13) Operating Segment Information -- Continued

  The following is a summary of industry segment activity for 1999, 1998 and 1997:

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1999 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   634.2       $  4.0      $   638.2
Net realized investment gains........        12.0          --            12.0
Premiums.............................        67.8         56.1          123.9
Other revenues.......................       243.6          0.2          243.8
                                        ---------       ------      ---------
  Total revenues.....................       957.6         60.3        1,017.9
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5          655.5
Commissions..........................       179.7         12.4          192.1
Amortization of intangibles..........        56.2          2.1           58.3
Other operating costs and expenses...       (55.1)         2.6          (52.5)
                                        ---------       ------      ---------
  Total benefits and expenses........       797.8         55.6          853.4
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   159.8       $  4.7      $   164.5
                                        =========       ======      =========
Total Assets.........................   $19,774.2       $183.1      $19,957.3
                                        =========       ======      =========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1998 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   569.4       $  5.3      $   574.7
Net realized investment gains........        29.6          --            29.6
Premiums.............................       101.4         21.7          123.1
Other revenues.......................       211.1          0.5          211.6
                                        ---------       ------      ---------
  Total revenues.....................       911.5         27.5          939.0
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       560.7         (3.9)         556.8
Commissions..........................       106.2          6.6          112.8
Amortization of intangibles..........        55.1          9.7           64.8
Other operating costs and expenses...        26.0         12.5           38.5
                                        ---------       ------      ---------
  Total benefits and expenses........       748.0         24.9          772.9
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   163.5       $  2.6      $   166.1
                                        =========       ======      =========
Total Assets.........................   $14,661.1       $ 99.8      $14,760.9
                                        =========       ======      =========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1997 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   555.7       $  7.0      $   562.7
Net realized investment gains........        19.0          --            19.0
Premiums.............................       105.6         66.2          171.8
Other revenues.......................       195.1          0.2          195.3
                                        ---------       ------      ---------
  Total revenues.....................       875.4         73.4          948.8
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       548.4         42.5          590.9
Commissions..........................       125.2         13.9          139.1
Amortization of intangibles..........        66.6          3.1           69.7
Other operating costs and expenses...       (24.5)         4.1          (20.4)
                                        ---------       ------      ---------
  Total benefits and expenses........       715.7         63.6          779.3
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   159.7       $  9.8      $   169.5
                                        =========       ======      =========
Total Assets.........................   $12,699.0       $ 47.9      $12,746.9
                                        =========       ======      =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(14) Accounting Pronouncements Not Yet Adopted

  The Financial Accounting Standards Board ("FASB") has issued Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities (Statement No. 133), effective for GELAAC on January 1, 2001 (as amended by Statement of Financial Accounting Standards No. 137, Deferral of the Effective Date of Statement No. 133.) Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value, and changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Changes in the values of derivatives meeting these hedging criteria will ultimately offset related earnings effects of the hedged items; effects of qualifying changes in fair value are to be recorded in equity pending recognition in earnings. Certain significant refinements and interpretations of Statement 133 are being deliberated by the FASB, and the effects on accounting for GELAAC financial instruments will depend to some degree on the results of such deliberations. Management has not determined the total probable effects of adopting Statement 133, and does not believe that an estimate of such effects would be meaningful at this time.

(15) Cumulative Effect of Accounting Change

  The American Institute of Certified Public Accountants has issued Statement of Position ("SOP") No. 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize (1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

  Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle resulting in an increase to net income of $5 (net of income taxes of $2.8).

                                     PART C

                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits

(1)(a) Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of Separate Account 4.(12)
(1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4.(13)
(1)(b) Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of additional subdivisions of the Separate Account, investing in shares of the Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II and the Balanced Portfolio of the Advisers Management Trust.(12)
(1)(c) Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of additional subdivisions of the Separate Account, investing in shares of the Growth Portfolio, the Aggressive Growth Portfolio, and the Worldwide Growth Portfolio of the Janus Aspen Series.(12)
(1)(d) Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of twenty-two (22) additional subdivisions of the Separate Account, investing in shares of Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity Variable Insurance Products Fund; Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II; Money Market Portfolio, Government Securities Portfolio, Common Stock Index Portfolio, Total Return Portfolio of the Life of Virginia Series Fund, Inc.; Limited Maturity Bond Portfolio, Growth Portfolio and Balanced Portfolio of the Neuberger & Berman Advisers Management Trust; Growth Portfolio, Aggressive Growth Portfolio, and Worldwide Growth Portfolio of the Janus Aspen Series; Money Fund, High Income Fund, Bond Fund, Capital Appreciation Fund, Growth Fund, Multiple Strategies Fund of the Oppenheimer Variable Account Funds.(12)
(1)(e) Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of two additional subdivisions of the Separate Account, investing in shares of the Utility Fund and the Corporate Bond Fund of the Insurance Management Series, and the Contrafund Portfolio of the Variable Insurance Products Fund II.(10)
(1)(f) Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of two additional subdivisions of the Separate Account, investing in shares of the International Equity Portfolio and the Real Estate Securities Portfolio of Life of Virginia Series Fund.(12)
(1)(g) Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of four additional subdivisions of the Separate Account, investing in shares of the American Growth Portfolio and the American Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income Portfolio of the Janus Aspen Series.(8)
(1)(h) Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of two additional subdivisions of the Separate Account, investing in shares of the Federated American Leaders Fund II of the Federated Insurance Series, and the International Growth Portfolio of the Janus Aspen Series.(9)

(1)(i) Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of twelve additional subdivisions of the Separate Account, investing in shares of the Growth and Income Portfolio and Growth opportunities Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; Global Income Fund and Value Equity Fund of GE Investments Funds, Inc.(11)
(1)(j) Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of two additional subdivisions of the Separate Account, investing in shares of the Capital Appreciation Portfolio of the Janus Aspen Series.(11)
(1)(k) Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of six additional subdivisions of the Separate Account, investing in shares of the U.S. Equity Fund of the GE Investments Funds, Inc., Growth and Income Fund of the Goldman Sachs Variable Insurance Trust Fund and Mid Cap Equity Fund of Goldman Sachs Variable Insurance Trust. Further a name change for Oppenheimer Variable Account Fund Capital Appreciation Fund to Oppenheimer Variable Account Fund Aggressive Growth Fund.(12)
(1)(l) Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing additional Subdivisions of the Separate Account investing in shares of the Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers Variable Strategic Bond Fund of Salomon Brothers Variable Series Funds, Inc.(12)
(1)(m) Resolution of Directors of The Life Insurance Company of Virginia authorizing the establishment of ninety-six additional subdivisions of the Separate Account.(15)
(1)(n) Resolution of Board of Directors of GE Life and Annuity Assurance Company authorizing additional Subaccounts investing in shares of GE Premier Growth Equity Fund of GE Investments Funds, Inc.(17)
(1)(o) Resolution of Board of Directors of GE Life and Annuity Assurance Company authorizing change in name of Subdivisions of Oppenheimer Variable Account Funds and Mid Cap Value Fund of Goldman Sachs Variable Insurance Trust.(17)
(1)(p) Resolution of Board of Directors of GE Life and Annuity Assurance Company authorizing additional subaccounts investing in shares of AIM V.I. Aggressive Growth Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth & Income Fund, AIM V.I. Telecommunications Fund and AIM V.I. Value Fund of AIM Variable Insurance Funds, Inc.; Growth & Income Portfolio, Premier Growth Portfolio and Quasar Portfolio of Alliance Variable Products Series Fund; The Dreyfus Socially Responsible Growth Fund, Inc. of The Dreyfus Corporation; Equity Income Portfolio and Growth Portfolio of Fidelity Variable Insurance Products Fund; Contrafund Portfolio of Fidelity Variable Insurance Products Fund II; Growth & Income Portfolio and Mid Cap Portfolio of Fidelity Variable Insurance Products Fund III; Money Market Fund, Premier Growth Equity Fund, S&P 500 Index Fund, U.S. Equity Fund, and Value Equity Fund of GE Investments Funds, Inc.; Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Global Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, High Yield Portfolio, International Growth Portfolio, and Worldwide Growth Portfolio of Janus Aspen Series; Global Securities Fund/VA and Main Street Growth & Income Fund/VA of Oppenheimer Variable Account Funds; Foreign Bond Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government Bond Portfolio and Total Return Bond Portfolio of PIMCO Variable Insurance Trust; and OTC Fund of Rydex Variable Trust.(19)
(1)(q) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of Global Life Sciences and Global Technology Portfolios of Janus Aspen Series and Mid-Cap Value Equity Fund of GE Investments Funds, Inc. (19)

  (1)(r) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional investment subaccounts of Separate Account 4, investing in shares of Dreyfus Investment Portfolios-Emerging Markets Portfolio of The Dreyfus Corporation; Federated High Income Bond Fund II and Federated International Small Company Fund II of the Federated Insurance Series; Mid-Cap Value Equity, Small-Cap Value Equity Fund, and Value Equity Fund of GE Investments Funds, Inc; MFS Growth Series, MFS Growth With Income Series, MFS New Discovery Series and MFS Utilities Series of the Massachusetts Financial Services Company Variable Insurance Trust.(20)
  (2)       Not Applicable.
  (3)(a) Underwriting Agreement dated December 13, 1997 between The Life Insurance Company of Virginia and Capital Brokerage Corporation.(12)
  (b)       Dealer Sales Agreement dated December 12, 1997.(12)

  (4)  (a)     Form of Policy.
       (i)     Policy Form P1143 4/94(12)
       (ii)    Policy Form P1150 10/98(12)
       (b)     Endorsements to Policy.
       (i)     IRA Endorsement(10)
       (ii)    Pension Endorsement(10)
       (iii)   Section 403(b) Endorsement(10)
       (iv)    Guaranteed Minimum Death Benefit Rider(10)
       (v)     Optional Death Benefit at Death of Annuitant Endorsement(10)
       (vi)    Endorsement for Waiver of Surrender Charges(11)
       (vii)   Death Benefit Available at Death of Annuitant Endorsement(14)
       (viii)  Optional Enhanced Death Benefit Rider(21)
  (5)  (a)     Form of Application.(10)
  (6)  (a)     Certificate of Incorporation of The Life Insurance Company of
               Virginia.(10)
       (a)(i)  Amended and Restated Articles of Incorporation of GE Life and
               Annuity Assurance Company (21)
       (b)     By-Laws of The Life Insurance Company of Virginia.(10)
       (b)(i)  Amended and Restated By-Laws of GE Life and Annuity Assurance
               Company dated May 1, 2000 (21)
  (7)          Not Applicable.
  (8)(a)       Participation Agreement among Variable Insurance Products Fund,
               Fidelity Distributors Corporation, and The Life Insurance Company of Virginia.(12)
  (a)(i)       Amendment to Participation Agreement Referencing Policy Form
               Numbers.(12)
  (a)(ii)      Amendment to Participation Agreement among Variable Insurance
               Products Fund II, Fidelity Distributors Corporation, and The Life
               Insurance Company of  Virginia.(12)
  (a)(iii)     Amendment to Participation Agreement among Variable Insurance
               Products Fund, Fidelity Distributors Corporation, and The Life
               Insurance Company of Virginia.(12)
  (a)(iv)      Amendment to Participation Agreement Variable Insurance Products
               Fund, Fidelity Distributors Corporation and GE Life and Annuity
               Assurance Company.(12)
  (b)          Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and The Life Insurance Company of
               Virginia.(12)
  (b)(i)       Amendment to Agreement between Oppenheimer Variable Account
               Funds, Oppenheimer Management Corporation, and The Life Insurance
               Company of Virginia.(20)
  (c)          Participation Agreement among Variable Insurance Products Fund
               II, Fidelity Distributors Corporation and The Life Insurance
               Company of Virginia.(12)
  (c)(i)       Amendment to Variable Insurance Products Fund II, Fidelity
               Distributors Corporation and GE Life and Annuity Assurance
               Company.(20)
  (d)          Participation Agreement between Janus Capital Corporation and
               Life of Virginia.(12)

  (e) Participation Agreement between Insurance Management Series, Federated Securities Corporation, and The Life Insurance Company of Virginia.(12)

  (e)(i) Amendment to Participation Agreement between Federated Securities Corporation and GE Life and Annuity Assurance Company.(20)

  (f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.(6)

  (f)(i) Amendment to Fund Participation Agreement between The Alger American Fund, Fred Alger and

              Company, Inc. and GE Life and Annuity Assurance Company.(17)
  (g)         Participation Agreement between Variable Insurance Products Fund
              III and The Life Insurance Company of Virginia.(8)
  (g)(i)      Amendment to Variable Insurance Products Fund III, Fidelity
              Distributors Corporation and GE Life and Annuity Assurance
              Company.(20)
  (h)         Participation Agreement between PBHG Insurance Series Fund, Inc.
              and The Life Insurance Company of Virginia.(8)
  (i)         Participation Agreement between Goldman Sach Variable Series Funds and The Life Insurance Company of Virginia.(12)
  (j)         Participation Agreement between Salomon Brothers Variable Series
              Funds and The Life Insurance Company of Virginia.(14)
  (k)         Participation Agreement between GE Investments Funds, Inc. and The
              Life Insurance Company of Virginia.(14)
  (k)(i)      Amendment to Fund Participation Agreement between GE Investments
              Funds, Inc. and GE Life and Annuity Assurance Company.(17)
  (k)(ii)     Amendment to Fund Participation Agreement between GE Investments
              Funds, Inc. and GE Life and Annuity Assurance Company.(20)
  (l)         Participation Agreement between AIM Variable Insurance Series and
              GE Life and Annuity Assurance Company.(21)
  (m)         Participation Agreement between Alliance Variable Products Series
              Fund, Inc. and GE Life and Annuity Assurance Company.(20)
  (n)         Form of Participation Agreement between Dreyfus and GE Life and
              Annuity Assurance Company.(20)
  (o)         Participation Agreement between MFS Variable Insurance Trust and
              GE Life and Annuity Assurance Company.(20)
  (p)         Participation Agreement between PIMCO Variable Insurance Trust and
              GE Life and Annuity Assurance Company.(20)
  (q)         Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance Company.(20)
  (9)         Opinion and Consent of Counsel.(22)
 (10)   (a)   Consent of Counsel.(22)
        (b)   Consent of Independent Auditors.(22)
 (11)         Not Applicable.
 (12)         Not Applicable.
 (13)         Schedule showing computation for Performance Data(9)
 (14)   (a)   Power of Attorney dated April 16, 1997(15)
        (b)   Power of Attorney dated April 15, 1999.(15)
        (c)   Power of Attorney dated December 17, 1999.(17)
        (d)   Power of Attorney dated April 4, 2000.(19)
        (e)   Power of Attorney dated June 30, 2000 (21)
        (f)   Power of Attorney dated July 21, 2000 (21)

 (6) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on September 28, 1995.
 (7) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 30, 1996.
 (8) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on March 24, 1997.
 (9) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1997.
(10) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1998.
(11) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on July 17, 1998.

(12) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on September 30, 1998.
(13) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on December 18, 1998.
(14) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on April 30, 1999.
(15) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on March 1, 1999 Incorporated herein.
(16) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on March 1, 1999 Incorporated herein.
(17) Incorporated herein by reference to initial filing to the Registrant's Registration Statement on Form N-4, File No. 333-96513, filed with the Securities and Exchange Commission on December 21, 1999.
(18) Incorporated herein by reference to Pre-Effective No. 1 filing to the Registrant's Registration Statement on Form N-4, File No. 333-96513, filed with the Securities and Exchange Commission on March 15, 2000.
(19) Incorporated herein by reference to Post-Effective No. 19 filing to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 28, 2000.
(20) Incorporated herein by reference to Pre-Effective 1 to the Registrant's Registration Statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on June 2, 2000.
(21) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registrations Statement on Form N-4, File No. 333-31172 filed with the Securities and Exchange Commission on September 1, 2000.
(22)   Filed herein.

Item 25.   Directors and Officers of GE Life & Annuity


            Name                        Address             Positions and Offices with Depositor
----------------------------- -------------------------     ------------------------------------------
Pamela S. Schutz............. GE Life & Annuity             Director, Chariman of the Board, Chief
                              6610 W. Broad Street          Executive Officer, President
                              Richmond, VA 23230


Selwyn L. Flournoy, Jr. ..... GE Life & Annuity             Director and Senior Vice President
                              6610 W. Broad Street
                              Richmond, VA 23230


Donita M. King............... GE Life & Annuity             Senior Vice President, General Counsel and
                              6610 W. Broad Street          Secretary
                              Richmond, VA 23230


Thomas M. Stinson............ GE Life & Annuity             Director and Senior Vice President
                              6630 W. Broad Street
                              Richmond, VA 23230


Elliot Rosenthal............. GE Life & Annuity             Senior Vice President--Investment Products
                              6610 W. Broad Street
                              Richmond, VA 23230


Victor C. Moses.............. GE Financial Assurance        Director & Vice President
                              601 Union Street, Ste. 5600
                              Seattle, WA 98101

                                       5

Geoffrey S. Stiff............ GE Life & Annuity             Director & Senior Vice President
                              6610 W. Broad Street
                              Richmond, VA 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

 Organizational Chart

         ----------------- General Electric
         |                     Company
         |                        |
 Other Subsidiaries               |
                                  |
                                (100%)
                                  |
                           General Electric
                        Capital Services, Inc.
                                  |
                                (100%)
                                  |
                           General Electric
                          Capital Corporation
                                  |
                                (100%)
                                  |
                        GE Financial Assurance
                            Holdings, Inc.
                                  |
                                (100%)
                                  |
                            GNA Corporation
                                  |
                                (100%)
                                  |
                           General Electric
                       Capital Assurance Company ------
                                  |                   |
                                (85.2%)               |
                                  |                   |
                                  |         Federal Home Life     Phoenix Group
                                  |         Insurance Company     Holdings, Inc.
                                  |                (11.7%)             (3.1%)
                          GE Life and Annuity         |                  |
                           Assurance Company -----------------------------

Item 27. Number of Policyowners

         As of August 16, 2000, there are 81,627 policyowners invested in this product.

Item 28. Indemnification

         Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

         Section 5 of the By-Laws of GE Life and Annuity Assurance Company further provides that:

          (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

          (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

          (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or
     (3) by the stockholders of the Corporation.

          (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

          (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

          (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

          (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                      * * *

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters

         (a) Capital Brokerage Corporation is the principal underwriter of the Policies as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III, 4.

         (b)


           Name                      Address           Position and Offices With Underwriter
---------------------------  -----------------------   ----------------------------------------
Scott A. Curtis............  GE Financial Assurance    President and Chief Executive Officer
                             6610 W. Broad Street
                             Richmond, VA 23230

David J. Beck..............  GE Financial Assurance    Senior Vice President & Chief Investment
                             601 Union St., Ste. 5600  Officer
                             Seattle, WA 98101

Thomas W. Casey............  GE Financial Assurance    Senior Vice President & Chief Financial
                             6604 W. Broad St.         Officer
                             Richmond, VA 23230

Gary T. Prizzia............  GE Financial Assurance    Treasurer
                             6604 W. Broad Street
                             Richmond, VA 23230

Victor C. Moses............  GE Financial Assurance    Senior Vice President
                             601 Union St., Ste. 5600
                             Seattle, WA 98101

Geoffrey S. Stiff..........  GE Financial Assurance    Senior Vice President
                             6610 W. Broad St.
                             Richmond, VA 23230

Marycatherine Savage.......  GE Financial Assurance    Senior Vice President
                             601 Union St., Ste. 5600
                             Seattle, WA 98101

Ward E. Bobitz.............  GE Financial Assurance    Vice President & Assistant Secretary
                             6604 W. Broad St.
                             Richmond, VA 23230

Brenda Daglish.............  GE Financial Assurance    Vice President & Assistant Treasurer
                             6604 W. Broad St.
                             Richmond, VA 23230

William E. Daner, Jr.......  GE Financial Assurance    Vice President, Counsel & Secretary
                             6610 W. Broad St.
                             Richmond, VA 23230

Richard G. Fucci...........  GE Financial Assurance    Vice President & Controller
                             6604 W. Broad St.
                             Richmond, VA 23230

Scott A. Reeks.............  GE Financial Assurance    Vice President & Assistant Treasurer
                             6630 W. Broad St.
                             Richmond, VA 23230

Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life & Annuity at its Home Office.


Item 31. Management Services

         All management contracts are discussed in Part A or Part B of this Registration Statement.


Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

   STATEMENT PURSUANT TO RULE 6c-7

         GE Life & Annuity offers and will offer Policies to participants in the Texas Optional Retirement Program. In connection therewith, GE Life & Annuity and Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.


   SECTION 403(b) REPRESENTATIONS

         GE Life & Annuity represents that in connection with its offering of Policies as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.


   SECTION 26(e)(2)(A) REPRESENTATION

         GE Life & Annuity hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life & Annuity.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Life & Annuity Separate Account 4, has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 7TH of September, 2000.


                           GE LIFE & ANNUITY SEPARATE ACCOUNT 4
                             (Registrant)

                               By:  /s/ SELWYN L. FLOURNOY, JR.
                                   ------------------------------------
                                        Selwyn L. Flournoy, Jr.
                                        Senior Vice President
                                        GE Life and Annuity Assurance Company

                           GE LIFE AND ANNUITY ASSURANCE COMPANY
                             (Depositor)

                               By: /s/ SELWYN L. FLOURNOY, JR.
                                   ------------------------------------
                                       Selwyn L. Flournoy, Jr.
                                       Senior Vice President
                                       GE Life and Annuity Assurance Company

         As required by the Securities Act of 1933, this Post-Effective Amendment No. 20 for the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                              Title                                  Date
              ---------                              -----                                  ----

                   *
-------------------------------------
            Pamela S. Schutz            Director, Chief Operating Officer                    9/7/00

/s/   SELWYN L. FLOURNOY, JR.           Director, Senior Vice President                      9/7/00
-------------------------------------
        Selwyn L. Flournoy, Jr.
                   *
-------------------------------------
           Thomas M. Stinson            Director, Senior Vice President                      9/7/00
                   *
-------------------------------------
          Richard P. McKenney           Senior Vice President, Chief Financial Officer       9/7/00
                   *
-------------------------------------
               Kelly Groh               Vice President and Controller                        9/7/00
                   *
-------------------------------------
            Victor C. Moses             Director                                             9/7/00
                   *
-------------------------------------
           Geoffrey S. Stiff            Director                                             9/7/00
                   *
-------------------------------------
          Elliot A. Rosenthal           Director                                             9/7/00


By: /s/ SELWYN L. FLOURNOY, JR., pursuant to Power of Attorney executed on July 21, 2000.

                                LIST OF EXHIBITS

Exhibit 9         Opinion and Consent of Counsel
Exhibit 10(a)     Consent of Counsel
Exhibit 10(b)     Consent of Independent Auditors



                                       1